John Hancock

International Small Company Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 98.5%		$734,972,831
(Cost $730,925,297)
Australia 7.0%		52,137,741

3P Learning, Ltd. (A)	21,580	15,551
88 Energy, Ltd. (A)	1,302,538	12,759
A2B Australia, Ltd.	32,294	39,671
Accent Group, Ltd.	117,065	120,377
Adairs, Ltd.	45,703	66,713
Adelaide Brighton, Ltd.	165,602	470,678
Aeon Metals, Ltd. (A)	46,964	8,168
Ainsworth Game Technology, Ltd. (B)	47,462	24,674
Alkane Resources, Ltd. (A)(B)	43,417	10,557
Alliance Aviation Services, Ltd.	37,992	69,551
ALS, Ltd.	110,534	542,175
Altium, Ltd.	28,335	602,179
AMA Group, Ltd.	121,936	107,083
Amaysim Australia, Ltd. (A)	59,212	29,807
Ansell, Ltd.	54,262	945,956
AP Eagers, Ltd.	34,205	245,523
Apollo Tourism & Leisure, Ltd.	13,545	3,682
Appen, Ltd.	38,822	694,751
ARB Corp., Ltd.	26,973	347,701
Ardent Leisure Group, Ltd.	246,137	205,199
ARQ Group, Ltd.	37,941	44,437
Artemis Resources, Ltd. (A)	226,071	5,638
Asaleo Care, Ltd. (A)	175,580	106,396
AUB Group, Ltd.	30,397	246,064
Aurelia Metals, Ltd. (A)	281,309	121,609
Ausdrill, Ltd.	316,674	320,892
Austal, Ltd.	131,483	265,777
Austin Engineering, Ltd. (A)	63,990	8,653
Australian Agricultural Company, Ltd. (A)	176,180	135,749
Australian Finance Group, Ltd.	36,142	42,008
Australian Pharmaceutical Industries, Ltd.	171,294	154,187
Australian Vintage, Ltd.	84,634	28,663
Auswide Bank, Ltd.	4,752	15,971
Automotive Holdings Group, Ltd.	92,943	188,162
Aveo Group	184,776	274,087
AVJennings, Ltd.	46,118	18,695
AVZ Minerals, Ltd. (A)	229,173	13,285
Baby Bunting Group, Ltd.	16,263	27,584
Bank of Queensland, Ltd.	176,646	1,132,805
Bapcor, Ltd.	111,052	457,716
Base Resources, Ltd. (A)	88,900	15,099
Beach Energy, Ltd.	515,515	642,896
Bega Cheese, Ltd. (B)	58,103	190,104
Bell Financial Group, Ltd.	16,891	9,358
Bellamy’s Australia, Ltd. (A)(B)	36,321	214,617
Bingo Industries, Ltd.	94,154	120,318
Blackmores, Ltd. (B)	2,897	189,338
Blue Energy, Ltd. (A)	150,000	5,827
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,548
Bravura Solutions, Ltd.	101,185	393,833
Breville Group, Ltd.	33,126	387,131

2 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Brickworks, Ltd.	30,318	$342,392
Bubs Australia, Ltd. (A)	40,716	33,933
Buru Energy, Ltd. (A)	64,288	13,866
BWX, Ltd. (B)	28,245	32,353
Capitol Health, Ltd.	292,400	50,718
Capral, Ltd.	185,374	14,788
Cardno, Ltd. (A)	82,690	52,312
Carnarvon Petroleum, Ltd. (A)	370,785	136,368
carsales.com, Ltd.	76,591	718,950
Cash Converters International, Ltd. (A)	110,306	13,760
Catapult Group International, Ltd. (A)	14,492	13,117
Cedar Woods Properties, Ltd.	22,794	93,088
Centuria Capital Group	73,086	78,802
Champion Iron, Ltd. (A)	40,246	88,637
City Chic Collective, Ltd.	38,765	48,364
Civmec, Ltd.	40,300	9,258
Class, Ltd.	16,518	15,201
Clean Seas Seafood, Ltd. (A)	16,659	11,409
Clean TeQ Holdings, Ltd. (A)	52,229	9,923
Cleanaway Waste Management, Ltd.	580,292	894,353
ClearView Wealth, Ltd.	34,533	18,703
Clinuvel Pharmaceuticals, Ltd. (B)	6,936	164,737
Clover Corp., Ltd.	51,463	75,841
CML Group, Ltd.	30,000	9,641
Codan, Ltd.	45,528	103,112
Collection House, Ltd.	61,068	52,961
Collins Foods, Ltd.	46,972	258,527
Cooper Energy, Ltd. (A)	789,650	292,297
Corporate Travel Management, Ltd.	27,625	435,238
Costa Group Holdings, Ltd.	107,595	293,993
Credit Corp. Group, Ltd.	24,559	423,476
CSG, Ltd. (A)	113,221	12,948
CSR, Ltd.	224,410	618,476
CuDeco, Ltd. (A)(C)	21,846	3,561
Data#3, Ltd.	32,272	41,751
Decmil Group, Ltd.	73,791	48,409
Dicker Data, Ltd.	6,644	23,623
Domain Holdings Australia, Ltd. (B)	101,226	230,074
Domino’s Pizza Enterprises, Ltd.	18,069	488,416
Dongfang Modern Agriculture Holding Group, Ltd. (A)	26,600	15,011
Downer EDI, Ltd.	78,969	388,717
DuluxGroup, Ltd.	142,337	958,867
DWS, Ltd.	21,883	15,842
Eclipx Group, Ltd.	71,025	54,775
Elanor Investor Group	8,694	11,347
Elders, Ltd. (B)	53,384	209,090
Electro Optic Systems Holdings, Ltd. (A)	21,990	58,592
Ellex Medical Lasers, Ltd. (A)	38,902	15,790
Emeco Holdings, Ltd. (A)	69,307	86,363
EML Payments, Ltd. (A)	84,214	152,864
Energy World Corp., Ltd. (A)(B)	226,411	9,364
EQT Holdings, Ltd.	5,831	112,819
ERM Power, Ltd.	49,837	66,352
Estia Health, Ltd.	90,635	169,127

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 3

	Shares	Value
Australia (continued)
Euroz, Ltd.	51,500	$42,273
EVENT Hospitality and Entertainment, Ltd.	33,983	301,676
FAR, Ltd. (A)	876,239	34,630
Finbar Group, Ltd.	71,892	44,012
Fleetwood Corp., Ltd. (A)	32,879	43,550
FlexiGroup, Ltd.	133,394	167,123
Freedom Foods Group, Ltd.	23,891	87,376
G8 Education, Ltd.	181,312	372,563
Galaxy Resources, Ltd. (A)(B)	116,511	126,592
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)	38,731	1,047
GBST Holdings, Ltd.	13,763	24,794
Genworth Mortgage Insurance Australia, Ltd.	113,830	212,663
Gold Road Resources, Ltd. (A)(B)	313,383	216,807
GrainCorp, Ltd., Class A	60,844	324,323
Grange Resources, Ltd.	312,240	56,297
Greenland Minerals, Ltd. (A)	176,827	16,072
GUD Holdings, Ltd.	39,531	285,313
GWA Group, Ltd.	96,436	233,574
Hansen Technologies, Ltd.	74,541	201,758
Harvey Norman Holdings, Ltd.	45,814	131,813
Healius, Ltd.	178,837	390,459
Healthscope, Ltd.	235,083	401,984
Helloworld Travel, Ltd.	18,369	57,189
Highfield Resources, Ltd. (A)	40,292	20,450
Horizon Oil, Ltd. (A)	443,056	35,177
HT&E, Ltd.	111,610	143,506
HUB24, Ltd.	12,509	117,916
Huon Aquaculture Group, Ltd.	8,993	28,967
IDP Education, Ltd.	32,647	385,510
Iluka Resources, Ltd.	25,039	168,621
Image Resources NL (A)	109,244	17,789
Imdex, Ltd.	170,178	120,139
IMF Bentham, Ltd. (A)(B)	104,064	192,833
Independence Group NL	223,341	691,907
Infigen Energy (A)	395,869	132,178
Infomedia, Ltd.	139,444	171,629
Inghams Group, Ltd.	95,979	279,251
Integral Diagnostics, Ltd.	24,311	53,004
Integrated Research, Ltd.	23,574	48,882
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	40,106	434,482
IOOF Holdings, Ltd.	138,916	508,768
IPH, Ltd.	63,036	298,474
IRESS, Ltd.	52,849	496,817
iSelect, Ltd. (A)	77,196	33,411
iSentia Group, Ltd. (A)	35,198	7,039
IVE Group, Ltd.	65,357	94,283
Japara Healthcare, Ltd.	86,081	82,340
JB Hi-Fi, Ltd. (B)	47,543	926,012
Jumbo Interactive, Ltd.	11,374	141,323
Jupiter Mines, Ltd.	396,226	98,809
Karoon Energy, Ltd. (A)	92,917	57,669
Kingsgate Consolidated, Ltd. (A)	71,822	12,725
Kogan.com, Ltd. (B)	14,203	54,929

4 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Lifestyle Communities, Ltd.	19,235	$81,508
Link Administration Holdings, Ltd.	56,562	233,222
Lovisa Holdings, Ltd.	17,541	138,129
Lucapa Diamond Company, Ltd. (A)	145,168	15,576
Lycopodium, Ltd.	4,375	13,883
MACA, Ltd.	115,026	78,970
Macmahon Holdings, Ltd. (A)(B)	604,299	75,228
MaxiTRANS Industries, Ltd.	51,752	10,385
Mayne Pharma Group, Ltd. (A)	410,449	157,777
McMillan Shakespeare, Ltd.	32,489	290,541
McPherson’s, Ltd.	20,700	18,894
Medusa Mining, Ltd. (A)	50,437	13,905
Mesoblast, Ltd. (A)(B)	77,978	75,022
Metals X, Ltd. (A)(B)	148,546	24,156
Metcash, Ltd. (B)	372,183	759,997
Metro Mining, Ltd. (A)	66,430	5,974
Michael Hill International, Ltd.	43,259	16,365
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	3,344
Midway, Ltd.	3,396	8,225
Millennium Minerals, Ltd. (A)	86,302	6,304
Mincor Resources NL (A)(B)	61,262	18,658
Mincor Resources NL (A)	12,514	3,811
Mineral Resources, Ltd.	54,855	570,263
MMA Offshore, Ltd. (A)	237,016	32,017
MNF Group, Ltd.	8,989	24,204
MOD Resources, Ltd. (A)	20,408	4,822
Moelis Australia, Ltd.	3,778	10,480
Monadelphous Group, Ltd.	35,679	471,217
Monash IVF Group, Ltd.	63,778	52,263
Money3 Corp., Ltd.	40,827	59,626
Mortgage Choice, Ltd.	31,859	26,261
Motorcycle Holdings, Ltd.	5,321	4,866
Mount Gibson Iron, Ltd.	278,414	234,916
Myanmar Metals, Ltd. (A)(B)	256,704	11,528
Myer Holdings, Ltd. (A)(B)	373,667	172,923
MyState, Ltd.	29,609	89,339
Navigator Global Investments, Ltd.	34,265	89,614
Navitas, Ltd.	59,618	238,880
NetComm Wireless, Ltd. (A)	27,395	20,682
Netwealth Group, Ltd.	7,439	48,961
New Hope Corp., Ltd.	127,847	231,694
NEXTDC, Ltd. (A)	141,190	642,370
nib holdings, Ltd.	175,201	829,800
Nick Scali, Ltd.	21,838	106,877
Nine Entertainment Company Holdings, Ltd.	710,215	1,020,947
Noni B, Ltd.	5,190	10,222
NRW Holdings, Ltd.	164,036	311,307
Nufarm, Ltd. (B)	118,255	322,264
OceanaGold Corp.	295,482	815,439
OFX Group, Ltd.	118,597	128,306
Onevue Holdings, Ltd. (A)	26,955	8,921
oOh!media, Ltd.	100,248	292,800
Orora, Ltd.	502,492	1,092,272
Ovato, Ltd. (A)	70,654	3,425

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 5

	Shares	Value
Australia (continued)
OZ Minerals, Ltd.	144,120	$901,748
Pacific Current Group, Ltd.	18,085	60,532
Pacific Energy, Ltd.	12,516	5,415
Pacific Smiles Group, Ltd.	11,867	10,277
Pact Group Holdings, Ltd. (B)	50,469	79,332
Paladin Energy, Ltd. (A)	386,796	32,233
Panoramic Resources, Ltd. (A)	128,730	33,926
Pantoro, Ltd. (A)	140,826	19,633
Paragon Care, Ltd.	76,290	22,237
Paringa Resources, Ltd. (A)	54,766	4,931
Peet, Ltd.	111,550	89,871
Pendal Group, Ltd.	110,001	551,468
Perpetual, Ltd.	18,093	500,504
Perseus Mining, Ltd. (A)	396,531	126,770
Pilbara Minerals, Ltd. (A)(B)	134,374	66,906
Pioneer Credit, Ltd.	11,509	21,176
Platinum Asset Management, Ltd.	63,159	199,530
Praemium, Ltd. (A)	68,020	16,494
Premier Investments, Ltd.	38,018	454,046
Prime Media Group, Ltd. (A)	115,482	18,880
Pro Medicus, Ltd.	14,016	219,802
PSC Insurance Group, Ltd.	9,460	16,782
PWR Holdings, Ltd.	18,240	51,273
QMS Media, Ltd.	16,075	9,083
Qube Holdings, Ltd.	163,707	319,700
Quintis, Ltd. (A)(C)	84,711	0
Ramelius Resources, Ltd. (A)	159,170	104,697
Reckon, Ltd.	25,906	12,044
Red 5, Ltd. (A)	287,711	28,177
Red River Resources, Ltd. (A)	130,095	16,698
Regis Healthcare, Ltd. (B)	55,390	116,369
Regis Resources, Ltd.	188,503	585,182
Resolute Mining, Ltd.	413,406	324,731
Rhipe, Ltd.	31,627	50,304
Ridley Corp., Ltd.	92,822	82,508
RPMGlobal Holdings, Ltd. (A)	1,806	786
Ruralco Holdings, Ltd.	7,211	21,552
RXP Services, Ltd.	37,930	11,994
Salmat, Ltd.	15,825	6,049
Sandfire Resources NL	75,961	323,603
Saracen Mineral Holdings, Ltd. (A)	284,950	639,322
SeaLink Travel Group, Ltd.	16,401	40,470
Select Harvests, Ltd.	41,734	203,893
Senetas Corp., Ltd.	298,765	13,856
Senex Energy, Ltd. (A)(B)	645,507	138,163
Servcorp, Ltd.	13,949	31,055
Service Stream, Ltd. (B)	129,877	223,018
Seven Group Holdings, Ltd.	7,785	100,889
Seven West Media, Ltd. (A)	295,377	104,268
SG Fleet Group, Ltd.	34,699	77,208
Sheffield Resources, Ltd. (A)	30,777	10,161
Shine Corporate, Ltd.	13,336	6,518
Sigma Healthcare, Ltd.	413,072	149,979
Silver Chef, Ltd. (A)	8,737	4,115

6 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Silver Lake Resources, Ltd. (A)	321,554	$180,042
SmartGroup Corp., Ltd.	21,092	127,743
Southern Cross Electrical Engineering, Ltd.	16,667	6,242
Southern Cross Media Group, Ltd.	250,649	215,887
Spark Infrastructure Group	578,421	939,661
SpeedCast International, Ltd.	71,115	185,665
SRG Global, Ltd.	83,829	24,223
St. Barbara, Ltd.	262,614	470,250
Stanmore Coal, Ltd.	10,323	9,557
Steadfast Group, Ltd.	326,010	710,487
Strike Energy, Ltd. (A)	48,901	2,432
Sunland Group, Ltd.	30,172	35,824
Super Retail Group, Ltd.	59,447	380,923
Superloop, Ltd. (A)	31,001	37,867
Syrah Resources, Ltd. (A)(B)	86,518	79,071
Tassal Group, Ltd.	94,778	316,366
Technology One, Ltd.	91,043	449,103
The Citadel Group, Ltd.	11,255	33,641
The Reject Shop, Ltd.	7,826	11,165
Thorn Group, Ltd. (A)	45,862	13,206
Tiger Resources, Ltd. (A)(C)	420,741	14,301
Troy Resources, Ltd. (A)	137,215	9,358
Villa World, Ltd.	43,921	69,326
Village Roadshow, Ltd. (A)	47,287	111,424
Virgin Australia Holdings, Ltd. (A)(B)	305,078	38,230
Virgin Australia Holdings, Ltd. (A)(C)	252,517	876
Virtus Health, Ltd.	29,203	80,106
Vita Group, Ltd.	61,471	70,947
Vocus Group, Ltd. (A)	259,001	823,683
Webjet, Ltd.	38,898	400,350
Webster, Ltd.	16,290	16,953
Western Areas, Ltd.	149,173	225,083
Westgold Resources, Ltd. (A)(B)	132,864	160,694
WPP AUNZ, Ltd.	101,689	35,291
Austria 1.4%		10,537,136

Agrana Beteiligungs AG	8,678	184,565
ams AG (A)	11,303	374,818
ANDRITZ AG	21,634	777,937
AT&S Austria Technologie & Systemtechnik AG	8,191	140,038
CA Immobilien Anlagen AG	29,399	1,091,548
DO & CO AG	3,629	306,289
EVN AG	15,415	223,045
FACC AG	6,411	90,584
Flughafen Wien AG	2,437	101,143
IMMOFINANZ AG (A)	41,045	1,043,306
Kapsch TrafficCom AG	2,742	110,000
Lenzing AG	5,407	587,700
Mayr Melnhof Karton AG	2,647	330,529
Oesterreichische Post AG	14,129	472,676
Palfinger AG	4,994	144,570
POLYTEC Holding AG (B)	4,411	44,406
Porr AG (B)	3,596	84,349
Rhi Magnesita NV	5,856	356,947

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 7

	Shares	Value
Austria (continued)
Rosenbauer International AG	1,314	$57,665
S IMMO AG	29,217	665,865
S&T AG	11,932	262,382
Schoeller-Bleckmann Oilfield Equipment AG	5,378	423,680
Semperit AG Holding (A)(B)	3,480	48,942
Strabag SE	6,784	223,396
Telekom Austria AG (A)	69,058	524,731
UBM Development AG	1,455	64,801
UNIQA Insurance Group AG	60,485	539,015
Vienna Insurance Group AG	18,069	442,160
Wienerberger AG	33,730	727,508
Zumtobel Group AG (A)	13,940	92,541
Belgium 1.6%		12,287,816

Ackermans & van Haaren NV	9,807	1,501,749
AGFA-Gevaert NV (A)	73,511	298,782
Akka Technologies	4,555	294,783
Atenor	1,885	139,634
Banque Nationale de Belgique	55	146,800
Barco NV	3,836	745,973
Bekaert SA (B)	19,516	478,544
Biocartis NV (A)(D)	13,216	160,391
bpost SA	23,832	234,467
Celyad SA (A)	1,226	23,920
Cie d’Entreprises CFE	2,943	268,359
Deceuninck NV	27,625	63,866
D’ieteren SA	11,456	495,811
Econocom Group SA	37,385	132,962
Elia System Operator SA	10,778	750,469
Euronav NV	69,674	590,477
EVS Broadcast Equipment SA	6,476	160,681
Exmar NV (A)	13,915	87,102
Fagron	12,153	231,857
Galapagos NV (A)	12,814	1,457,690
Gimv NV	7,502	449,850
Immobel SA	1,203	77,602
Ion Beam Applications (A)	4,559	73,950
Jensen-Group NV	1,485	52,122
Kinepolis Group NV	6,457	356,341
Lotus Bakeries NV (B)	90	231,026
MDxHealth (A)	13,603	18,722
Melexis NV (B)	7,834	547,652
Nyrstar NV (A)(B)	19,891	4,395
Ontex Group NV	28,363	483,447
Orange Belgium SA	15,216	289,803
Oxurion NV (A)	15,093	59,865
Picanol	683	48,962
Recticel SA	16,816	144,133
Resilux	305	46,022
Roularta Media Group NV	668	10,107
Sioen Industries NV	2,343	66,225
Sipef NV	2,487	127,821
Telenet Group Holding NV	5,412	291,714
TER Beke SA	176	22,836

8 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Belgium (continued)
Tessenderlo Group SA (A)	14,956	$485,736
Van de Velde NV	2,367	66,013
Viohalco SA (A)	18,237	69,155
Bermuda 0.2%		1,199,918

Hiscox, Ltd.	57,948	1,199,918
Canada 8.3%		62,259,158

5N Plus, Inc. (A)	38,389	81,232
Absolute Software Corp.	20,802	129,128
Acadian Timber Corp. (B)	3,534	42,724
Advantage Oil & Gas, Ltd. (A)	64,128	83,030
Aecon Group, Inc.	33,703	436,124
Africa Oil Corp. (A)	10,700	9,579
Ag Growth International, Inc.	8,825	345,596
AGF Management, Ltd., Class B	33,042	124,189
Aimia, Inc. (A)(B)	78,062	202,143
AirBoss of America Corp.	4,809	32,413
AKITA Drilling, Ltd., Class A	1,766	3,672
Alamos Gold, Inc., Class A	196,904	961,502
Alaris Royalty Corp. (B)	24,497	330,227
Alcanna, Inc. (B)	10,576	46,479
Alexco Resource Corp. (A)(B)	35,137	36,915
Algoma Central Corp.	4,052	39,723
Alio Gold, Inc. (A)(B)	9,897	6,004
Altius Minerals Corp.	14,000	124,608
Altus Group, Ltd.	10,503	229,782
Americas Silver Corp. (A)	8,321	14,283
Amerigo Resources, Ltd. (A)	49,100	23,613
Andrew Peller, Ltd., Class A	13,393	131,988
ARC Resources, Ltd.	98,550	536,644
Aritzia, Inc. (A)	26,700	350,640
Asanko Gold, Inc. (A)(B)	31,531	18,896
Athabasca Oil Corp. (A)	150,957	90,467
ATS Automation Tooling Systems, Inc. (A)	33,691	507,509
AutoCanada, Inc. (B)	8,443	68,464
B2Gold Corp. (A)	320,231	874,262
Badger Daylighting, Ltd.	11,768	416,268
Baytex Energy Corp. (A)	222,029	343,327
Bellatrix Exploration, Ltd. (A)	9,891	1,281
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	131,372	303,256
Bird Construction, Inc.	10,185	42,425
Black Diamond Group, Ltd. (A)(B)	17,717	28,445
BMTC Group, Inc.	4,096	40,245
Bonavista Energy Corp.	160,337	71,177
Bonterra Energy Corp. (B)	10,135	42,742
Boralex, Inc., Class A (B)	31,567	431,139
Bridgemarq Real Estate Services	2,800	33,312
BRP, Inc.	1,002	29,980
BSM Technologies, Inc. (A)	16,900	17,505
Calfrac Well Services, Ltd. (A)	36,548	57,867
Calian Group, Ltd.	2,739	68,394
Canaccord Genuity Group, Inc.	49,199	181,275
Canacol Energy, Ltd. (A)	37,069	112,172

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 9

	Shares	Value
Canada (continued)
Canadian Western Bank (B)	41,557	$871,049
Canfor Corp. (A)	18,680	121,622
Canfor Pulp Products, Inc.	10,068	83,205
CanWel Building Materials Group, Ltd. (B)	27,055	90,077
Capital Power Corp.	39,467	885,058
Capstone Mining Corp. (A)	183,433	70,572
Cardinal Energy, Ltd. (B)	41,663	76,138
Cargojet, Inc.	900	54,222
Carmanah Technologies Corp. (A)(B)	2,100	11,031
Cascades, Inc.	27,305	178,181
Celestica, Inc. (A)	45,794	287,991
Centerra Gold, Inc. (A)	110,616	633,448
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	7,141
Cervus Equipment Corp.	3,597	32,361
CES Energy Solutions Corp.	89,204	144,537
Chesswood Group, Ltd.	5,000	36,697
China Gold International Resources Corp., Ltd. (A)	90,882	102,205
Cineplex, Inc.	27,605	476,899
Clearwater Seafoods, Inc. (B)	7,000	26,051
Cogeco Communications, Inc.	4,804	329,484
Cogeco, Inc.	2,492	155,741
Colliers International Group, Inc.	7,966	490,714
Colliers International Group, Inc. (New York Stock Exchange)	4,844	298,197
Computer Modelling Group, Ltd.	26,533	138,594
Conifex Timber, Inc. (A)	5,700	4,850
Continental Gold, Inc. (A)	79,176	149,378
Copper Mountain Mining Corp. (A)	78,268	46,905
Corby Spirit and Wine, Ltd.	5,444	73,467
Corridor Resources, Inc. (A)	11,000	5,616
Corus Entertainment, Inc., B Shares	63,931	305,087
Crescent Point Energy Corp.	19,047	63,697
Crew Energy, Inc. (A)	57,594	40,481
CRH Medical Corp. (A)	30,192	81,534
Delphi Energy Corp. (A)	76,367	10,453
Denison Mines Corp. (A)(B)	171,019	91,102
Detour Gold Corp. (A)	89,509	844,362
DHX Media, Ltd. (A)(B)	47,308	65,103
DIRTT Environmental Solutions (A)	18,708	104,779
Dorel Industries, Inc., Class B	8,944	71,203
DREAM Unlimited Corp., Class A	28,038	148,529
Dundee Precious Metals, Inc. (A)	80,170	221,838
Dynacor Gold Mines, Inc.	9,900	12,305
Echelon Financial Holdings, Inc. (A)	2,400	24,416
ECN Capital Corp.	106,129	332,144
EcoSynthetix, Inc. (A)	3,185	5,962
E-L Financial Corp., Ltd.	174	98,741
Eldorado Gold Corp. (A)	100,319	373,339
Element Fleet Management Corp.	168,734	1,220,937
Endeavour Silver Corp. (A)(B)	59,384	105,447
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	2,506
Enerflex, Ltd.	41,952	508,105
Enerplus Corp. (B)	69,948	510,275
Enghouse Systems, Ltd.	16,491	410,811
Ensign Energy Services, Inc.	50,538	190,695

10 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Entertainment One, Ltd.	134,937	$743,988
Equitable Group, Inc. (B)	4,656	231,870
ERO Copper Corp. (A)	8,256	101,398
Essential Energy Services, Ltd. (A)	57,270	13,135
Evertz Technologies, Ltd.	13,117	168,669
Excellon Resources, Inc. (A)	17,200	9,162
Exchange Income Corp. (B)	2,691	72,153
Exco Technologies, Ltd.	11,690	70,922
EXFO, Inc. (A)	8	32
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	4,731
Extendicare, Inc.	36,695	223,439
Fiera Capital Corp.	24,767	213,477
Firm Capital Mortgage Investment Corp.	7,600	75,629
First Majestic Silver Corp. (A)(B)	70,181	426,299
First Mining Gold Corp. (A)	127,000	24,900
First National Financial Corp.	4,398	99,245
FirstService Corp.	4,746	430,111
FirstService Corp. (Toronto Stock Exchange)	3,794	342,826
Fission Uranium Corp. (A)	139,747	49,112
Fortuna Silver Mines, Inc. (A)	87,207	225,179
Freehold Royalties, Ltd. (B)	45,909	274,788
Gamehost, Inc.	6,100	43,823
GDI Integrated Facility Services, Inc. (A)	2,500	51,310
Gear Energy, Ltd. (A)	60,000	26,191
Genesis Land Development Corp.	1,561	3,026
Genworth MI Canada, Inc. (B)	24,845	756,416
Gibson Energy, Inc.	58,759	959,029
Glacier Media, Inc. (A)	8,800	4,232
Gluskin Sheff + Associates, Inc. (B)	9,442	99,408
GMP Capital, Inc.	29,908	43,813
goeasy, Ltd.	3,130	113,149
Golden Star Resources, Ltd. (A)	2,760	9,467
Golden Star Resources, Ltd. (Toronto Stock Exchange) (A)	20,650	71,655
GoldMining, Inc. (A)(B)	17,500	11,782
GoldMoney, Inc. (A)	18,000	24,904
Gran Tierra Energy, Inc. (A)	126,929	246,984
Great Canadian Gaming Corp. (A)	22,490	705,350
Great Panther Mining, Ltd. (A)(B)	43,250	31,999
Guardian Capital Group, Ltd., Class A	4,600	80,388
Guyana Goldfields, Inc. (A)	57,265	38,131
Hanfeng Evergreen, Inc. (A)(C)	3,700	14
Heroux-Devtek, Inc. (A)	16,243	203,098
High Arctic Energy Services, Inc. (B)	12,900	32,450
High Liner Foods, Inc. (B)	6,893	42,635
Home Capital Group, Inc. (A)	27,960	371,945
Horizon North Logistics, Inc.	82,170	115,510
Hudbay Minerals, Inc.	133,382	655,265
Hudson’s Bay Company (B)	33,127	157,841
IAMGOLD Corp. (A)	238,998	595,904
IBI Group, Inc. (A)	7,200	28,127
Imperial Metals Corp. (A)	20,280	40,512
Indigo Books & Music, Inc. (A)	2,900	15,427
Information Services Corp.	3,300	39,822
Innergex Renewable Energy, Inc.	42,327	442,185

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 11

	Shares	Value
Canada (continued)
InPlay Oil Corp. (A)(B)	7,300	$4,915
Interfor Corp. (A)	29,229	246,314
International Petroleum Corp. (A)	23,520	100,755
International Tower Hill Mines, Ltd. (A)	4,097	2,001
Intertape Polymer Group, Inc. (B)	28,229	387,846
IPL Plastics, Inc. (A)	13,952	107,355
Ivanhoe Mines, Ltd., Class A (A)	208,095	501,916
Jamieson Wellness, Inc. (B)	11,063	153,143
Just Energy Group, Inc.	44,930	147,595
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	89,692
Kelt Exploration, Ltd. (A)	60,355	196,033
Kinaxis, Inc. (A)	8,891	515,133
Kinder Morgan Canada, Ltd. (D)	14,157	124,434
Knight Therapeutics, Inc. (A)	61,273	341,816
KP Tissue, Inc.	5,100	30,752
Labrador Iron Ore Royalty Corp.	21,100	492,063
Largo Resources, Ltd. (A)(B)	36,500	44,828
Lassonde Industries, Inc., Class A	1,000	142,209
Laurentian Bank of Canada	23,124	731,906
Leagold Mining Corp. (A)	25,100	28,692
Leon’s Furniture, Ltd.	13,541	154,084
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	22,904	730,535
Lucara Diamond Corp.	124,430	139,933
Lundin Gold, Inc. (A)(B)	14,300	60,306
Magellan Aerospace Corp.	8,083	102,084
Mainstreet Equity Corp. (A)	2,022	85,272
Major Drilling Group International, Inc. (A)	38,938	120,709
Maple Leaf Foods, Inc.	19,781	444,912
Marathon Gold Corp. (A)	15,600	12,696
Martinrea International, Inc.	46,611	337,271
Maxim Power Corp. (A)	6,300	8,623
Mediagrif Interactive Technologies, Inc.	4,600	32,706
Medical Facilities Corp. (B)	15,230	135,668
MEG Energy Corp. (A)	68,978	222,510
Melcor Developments, Ltd.	4,800	47,766
Morguard Corp.	1,278	177,763
Morneau Shepell, Inc. (B)	25,570	566,982
Mountain Province Diamonds, Inc.	10,600	10,352
MTY Food Group, Inc.	9,015	401,593
Mullen Group, Ltd. (B)	55,250	398,555
New Gold, Inc. (A)	288,778	183,745
NFI Group, Inc.	12,530	311,952
Norbord, Inc.	15,046	293,885
North American Construction Group, Ltd.	10,635	117,240
Northland Power, Inc.	26,135	482,635
NuVista Energy, Ltd. (A)	57,105	124,215
Obsidian Energy, Ltd. (A)	166,821	35,793
Orbite Technologies, Inc. (A)	105,500	10,023
Orla Mining, Ltd. (A)	24,200	18,621
Osisko Gold Royalties, Ltd.	43,630	454,506
Osisko Mining, Inc. (A)	12,500	30,982
Painted Pony Energy, Ltd. (A)(B)	41,196	35,051

12 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Pan American Silver Corp.	93,018	$1,009,599
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)(B)	25,426	138,455
Parex Resources, Inc. (A)	65,404	989,577
Park Lawn Corp.	6,427	139,800
Pason Systems, Inc.	26,037	372,177
Pengrowth Energy Corp. (A)	148,974	54,008
Peyto Exploration & Development Corp. (B)	57,568	200,611
Photon Control, Inc. (A)	19,406	17,229
PHX Energy Services Corp. (A)	11,019	24,050
Pine Cliff Energy, Ltd. (A)(B)	49,800	7,001
Pinnacle Renewable Energy, Inc.	6,600	52,786
Pivot Technology Solutions, Inc.	9,400	8,763
Pizza Pizza Royalty Corp.	16,878	122,751
Points International, Ltd. (A)	4,210	50,367
Polaris Infrastructure, Inc.	9,000	88,295
Pollard Banknote, Ltd.	2,700	45,007
PolyMet Mining Corp. (A)(B)	20,250	8,840
Precision Drilling Corp. (A)	131,081	239,546
Premier Gold Mines, Ltd. (A)	92,145	128,169
Premium Brands Holdings Corp.	9,657	599,240
Pretium Resources, Inc. (A)	73,600	627,310
Pulse Seismic, Inc. (A)	17,551	29,996
Quarterhill, Inc.	46,498	51,603
Questerre Energy Corp., Class A (A)(B)	41,900	8,060
Real Matters, Inc. (A)	14,600	69,241
Recipe Unlimited Corp.	6,891	136,025
Reitmans Canada, Ltd., Class A	15,656	35,561
Richelieu Hardware, Ltd.	23,054	365,187
Rocky Mountain Dealerships, Inc.	6,328	39,374
Rogers Sugar, Inc. (B)	38,487	166,580
Roxgold, Inc. (A)	113,200	92,965
Russel Metals, Inc.	29,586	467,343
Sabina Gold & Silver Corp. (A)	44,568	38,910
Sandstorm Gold, Ltd. (A)	84,573	459,908
Savaria Corp. (B)	10,000	96,108
Seabridge Gold, Inc. (A)	2,300	27,601
Secure Energy Services, Inc.	71,004	367,208
SEMAFO, Inc. (A)	182,867	547,952
Seven Generations Energy, Ltd., Class A (A)	21,804	116,634
ShawCor, Ltd. (B)	31,578	404,888
Sienna Senior Living, Inc. (B)	36,926	520,450
Sierra Metals, Inc. (A)	4,000	5,268
Sierra Wireless, Inc. (A)	13,360	161,119
Sleep Country Canada Holdings, Inc. (D)	11,309	151,529
Sprott, Inc. (B)	63,751	144,331
SSR Mining, Inc. (A)	53,597	625,748
Stantec, Inc.	29,793	690,379
Stelco Holdings, Inc. (B)	8,205	94,276
Stella-Jones, Inc.	21,406	716,806
STEP Energy Services, Ltd. (A)(B)(D)	9,024	12,752
Storm Resources, Ltd. (A)	26,800	34,501
Stornoway Diamond Corp. (A)(B)	43,566	967
Strad Energy Services, Ltd. (A)	8,902	10,867

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 13

	Shares	Value
Canada (continued)
Street Capital Group, Inc. (A)(B)	13,900	$4,936
Stuart Olson, Inc. (B)	14,900	41,009
SunOpta, Inc. (A)	22,645	86,284
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	8,001
Superior Plus Corp.	76,540	694,840
Supremex, Inc.	5,000	9,581
Surge Energy, Inc. (B)	91,176	86,346
Tamarack Valley Energy, Ltd. (A)	73,950	115,991
Taseko Mines, Ltd. (A)	84,702	40,107
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	2,381
TeraGo, Inc. (A)	2,000	16,218
Teranga Gold Corp. (A)	54,503	126,620
Tervita Corp. (A)	3,214	15,242
TFI International, Inc.	37,878	1,154,612
The Descartes Systems Group, Inc. (A)	18,506	742,239
The Intertain Group, Ltd. (A)	3,000	24,660
The North West Company, Inc.	19,630	431,204
Tidewater Midstream and Infrastructure, Ltd.	113,465	117,528
Timbercreek Financial Corp. (B)	32,686	224,178
TMAC Resources, Inc. (A)	2,100	9,524
TMX Group, Ltd.	3,224	215,084
TORC Oil & Gas, Ltd.	71,817	217,853
Torex Gold Resources, Inc. (A)	38,120	349,725
Torstar Corp., Class B	14,521	8,702
Total Energy Services, Inc.	19,706	135,154
TransAlta Corp.	134,156	887,359
TransAlta Renewables, Inc.	49,839	497,800
Transcontinental, Inc., Class A	22,483	237,705
TransGlobe Energy Corp.	27,604	41,459
Trevali Mining Corp. (A)	206,096	43,458
Trican Well Service, Ltd. (A)(B)	112,770	105,962
Tricon Capital Group, Inc.	53,687	411,113
Trisura Group, Ltd. (A)	1,900	42,453
Uni-Select, Inc.	15,005	134,219
Valener, Inc.	17,846	343,558
Vecima Networks, Inc.	1,797	12,099
VersaBank	2,000	10,728
Wajax Corp.	6,547	73,579
Wesdome Gold Mines, Ltd. (A)	68,261	235,853
Western Forest Products, Inc. (B)	212,926	239,455
WestJet Airlines, Ltd.	1,400	31,271
Westport Fuel Systems, Inc. (A)	2,300	6,302
Westshore Terminals Investment Corp.	20,465	335,683
Whitecap Resources, Inc. (B)	131,243	438,901
Winpak, Ltd.	12,336	399,670
Yamana Gold, Inc.	400,291	802,596
Yangarra Resources, Ltd. (A)	22,853	39,565
Yellow Pages, Ltd. (A)(B)	4,514	26,618
Zenith Capital Corp. (A)(C)	5,300	863
China 0.1%		710,789

Bund Center Investment, Ltd.	55,500	21,973
China New Higher Education Group, Ltd. (B)(D)	185,000	70,763
Delong Holdings, Ltd.	6,900	29,638

14 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
FIH Mobile, Ltd. (A)(B)	1,571,000	$180,383
Goodbaby International Holdings, Ltd.	283,000	65,130
Huan Yue Interactive Holdings, Ltd. (A)	176,000	14,847
Leyou Technologies Holdings, Ltd. (A)	335,000	101,221
Microport Scientific Corp.	162,000	129,116
Nanfang Communication Holdings, Ltd.	88,000	49,500
New Sports Group, Ltd. (A)	112,500	5,743
Sino Grandness Food Industry Group, Ltd. (A)	140,799	4,706
TK Group Holdings, Ltd.	74,000	37,769
Colombia 0.0%		31,844

Frontera Energy Corp. (Toronto Stock Exchange)	3,200	31,844
Denmark 2.1%		15,541,072

Agat Ejendomme A/S (A)	17,289	10,059
ALK-Abello A/S (A)	2,637	605,917
Alm Brand A/S	33,758	290,817
Ambu A/S, Class B	33,555	518,953
Bang & Olufsen A/S (A)	10,302	80,455
Bavarian Nordic A/S (A)(B)	7,896	185,602
Brodrene Hartmann A/S	809	35,383
Columbus A/S	26,124	47,540
D/S Norden A/S	10,497	146,732
Dfds A/S	12,308	468,224
FLSmidth & Company A/S	15,465	607,605
Fluegger Group A/S	225	10,108
H+H International A/S, Class B (A)	8,946	141,426
Harboes Bryggeri A/S, Class B	1,452	17,726
IC Group A/S	2,299	13,397
ISS A/S	38,013	1,070,707
Jeudan A/S	537	81,525
Jyske Bank A/S	20,977	793,230
Matas A/S	22,179	234,026
Nilfisk Holding A/S (A)	10,698	336,406
NKT A/S (A)(B)	8,273	125,885
NNIT A/S (D)	4,165	78,416
North Media AS	1,803	9,404
Pandora A/S	41,287	1,530,977
Parken Sport & Entertainment A/S	1,870	29,922
Per Aarsleff Holding A/S	10,021	360,561
Ringkjoebing Landbobank A/S	11,315	744,778
Rockwool International A/S, A Shares	297	68,334
Rockwool International A/S, B Shares	2,432	618,676
Royal Unibrew A/S	20,176	1,433,294
RTX A/S	3,741	85,742
Scandinavian Tobacco Group A/S (D)	35,578	433,502
Schouw & Company A/S	5,945	437,232
SimCorp A/S	15,580	1,514,201
Solar A/S, B Shares	2,343	115,542
Spar Nord Bank A/S	52,440	464,349
Sydbank A/S	21,448	402,117
Tivoli A/S	691	70,444
Topdanmark A/S	16,987	909,319
Tryg A/S	1,043	32,600
United International Enterprises	535	106,235

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 15

	Shares	Value
Denmark (continued)
Veloxis Pharmaceuticals A/S (A)(B)	71,640	$25,212
Vestjysk Bank A/S (A)	144,692	81,731
Zealand Pharma A/S (A)	8,130	166,761
Faeroe Islands 0.0%		16,077

BankNordik P/F	953	16,077
Finland 2.2%		16,061,533

Afarak Group OYJ (A)	11,970	11,445
Aktia Bank OYJ	22,366	209,509
Alma Media OYJ	11,325	72,490
Apetit OYJ	1,524	14,662
Asiakastieto Group OYJ (D)	4,679	140,416
Aspo OYJ	5,505	50,866
Atria OYJ	6,047	47,674
BasWare OYJ (A)	2,688	58,544
Bittium OYJ	10,462	75,939
Cargotec OYJ, B Shares	14,361	471,701
Caverion OYJ	29,112	195,097
Citycon Oyj (B)	24,077	244,097
Cramo OYJ	17,291	346,006
Digia OYJ	7,562	25,333
Ferratum OYJ	2,783	31,522
Finnair OYJ	25,769	183,672
Fiskars OYJ ABP	12,627	273,396
F-Secure OYJ (A)	32,769	86,918
HKScan OYJ, A Shares (A)	11,127	20,105
Huhtamaki OYJ	40,368	1,535,846
Ilkka-Yhtyma OYJ	9,901	40,103
Kemira OYJ	35,794	490,997
Kesko OYJ, A Shares	3,165	153,887
Kesko OYJ, B Shares	25,326	1,330,968
Konecranes OYJ	24,155	829,275
Lassila & Tikanoja OYJ	10,428	157,155
Lehto Group OYJ	1,623	4,044
Metsa Board OYJ	58,883	267,479
Metso OYJ	39,181	1,264,193
Nokian Renkaat OYJ	46,780	1,336,508
Olvi OYJ, A Shares	4,702	172,401
Oriola OYJ, A Shares	5,320	11,339
Oriola OYJ, B Shares	49,342	108,383
Orion OYJ, Class A	8,076	262,442
Orion OYJ, Class B	36,816	1,204,185
Outokumpu OYJ (B)	90,690	266,105
Outotec OYJ (A)	57,501	210,086
Pihlajalinna OYJ	643	7,972
Ponsse OYJ	4,062	133,007
QT Group OYJ (A)	2,996	38,017
Raisio OYJ, V Shares	60,748	194,341
Ramirent OYJ	36,438	211,265
Rapala VMC OYJ	5,592	18,464
Raute OYJ, A Shares	728	18,718
Revenio Group OYJ	7,150	156,995
Sanoma OYJ	27,196	245,367
SRV Group OYJ (A)	8,532	15,230

16 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland (continued)
Stockmann OYJ ABP, A Shares (A)	1,949	$4,799
Stockmann OYJ ABP, B Shares (A)	10,220	22,212
Teleste OYJ	3,860	23,004
Tieto OYJ	17,430	490,780
Tikkurila OYJ	14,249	229,516
Tokmanni Group Corp.	21,252	175,461
Uponor OYJ	24,512	241,739
Vaisala OYJ, A Shares	6,527	143,046
Valmet OYJ	47,608	1,097,739
YIT OYJ	70,357	389,073
France 4.1%		30,498,613

ABC arbitrage	6,925	48,917
Actia Group	2,573	10,450
Adocia (A)	1,133	22,333
Air France-KLM (A)	79,787	689,696
AKWEL	3,689	62,496
Albioma SA	11,475	274,271
Altamir (A)	5,040	92,515
Alten SA	10,845	1,099,997
Altran Technologies SA	93,282	1,098,988
Amplitude Surgical SAS (A)	7,915	21,368
APRIL SA	6,582	158,068
Assystem SA	3,342	119,828
Aubay	2,575	86,579
Axway Software SA	2,311	31,721
Baikowski SAS (A)	506	8,472
Bastide le Confort Medical	1,540	59,567
Beneteau SA	17,098	192,253
Bigben Interactive	7,638	93,555
Boiron SA	2,468	106,123
Bonduelle SCA	7,695	238,817
Bourbon Corp. (London Stock Exchange) (A)(B)	4,510	8,964
Burelle SA	85	81,175
Casino Guichard Perrachon SA (B)	5,970	227,495
Catering International Services	1,089	14,895
Cegedim SA (A)	1,780	51,680
CGG SA (A)	206,760	307,184
Chargeurs SA (B)	8,126	156,451
Cie des Alpes	6,231	181,461
Cie Plastic Omnium SA	16,587	382,021
Coface SA	49,209	479,572
Derichebourg SA	51,800	177,567
Devoteam SA	2,360	255,899
Electricite de Strasbourg SA	351	41,242
Elior Group SA (D)	41,524	487,245
Elis SA	44,903	752,350
Eramet	2,724	153,540
Erytech Pharma SA (A)(B)	6,297	45,764
Esso SA Francaise	871	23,331
Etablissements Maurel et Prom (A)	16,287	52,701
Europcar Mobility Group (D)	52,342	357,497
Eutelsat Communications SA	75,101	1,324,227
Exel Industries SA, A Shares	444	26,896

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 17

	Shares	Value
France (continued)
Fleury Michon SA	344	$15,386
Fnac Darty SA (A)	7,145	544,013
Gaumont SA	489	65,852
Gaztransport Et Technigaz SA	7,022	638,161
GEA	126	12,875
GL Events	4,616	111,958
Groupe Crit	1,323	91,191
Groupe Gorge	2,125	33,224
Groupe Open	1,805	35,250
Guerbet	3,195	178,423
Haulotte Group SA	3,951	31,098
HERIGE SADCS	539	17,883
HEXAOM	1,083	44,614
ID Logistics Group (A)	981	171,013
Imerys SA	7,420	321,772
Ingenico Group SA	23,486	1,873,874
Interparfums SA	332	15,255
IPSOS	17,414	479,501
Jacquet Metal Service SA	5,053	90,534
Kaufman & Broad SA	8,262	294,672
Korian SA	22,659	901,612
Lagardere SCA	41,465	1,009,115
Latecoere SACA (A)	39,852	126,009
Laurent-Perrier	1,118	118,358
Le Belier	808	26,127
Lectra	11,512	278,053
Linedata Services	1,809	55,346
LISI	8,173	240,880
LNA Sante SA	2,246	110,426
Maisons du Monde SA (D)	20,412	411,194
Manitou BF SA	5,572	157,058
Manutan International	906	65,914
Mersen SA	7,790	258,101
METabolic EXplorer SA (A)	8,100	14,377
Metropole Television SA	10,149	182,304
MGI Digital Graphic Technology (A)	394	17,347
Neopost SA	18,336	401,356
Nexans SA	14,240	406,877
Nexity SA	18,168	800,981
Nicox (A)	6,072	32,579
NRJ Group	6,595	48,514
Oeneo SA	11,043	125,175
Onxeo SA (A)	11,077	10,133
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	1,944
Pierre & Vacances SA (A)	1,671	29,905
Plastivaloire	1,440	10,977
PSB Industries SA	506	14,695
Rallye SA (B)	7,709	35,153
Recylex SA (A)(B)	4,454	19,176
Rexel SA	142,375	1,536,490
Robertet SA	295	199,544
Rothschild & Company	11,038	323,614
Rubis SCA	31,820	1,590,414
Samse SA	285	44,090

18 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Savencia SA	1,977	$135,999
Seche Environnement SA	2,029	77,858
Societe BIC SA (B)	10,283	804,652
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,182
Societe pour l’Informatique Industrielle	2,435	57,588
SOITEC (A)	7,160	598,326
Solocal Group (A)(B)	280,018	236,015
Somfy SA	2,444	220,220
Sopra Steria Group	5,038	573,205
SPIE SA (B)	47,755	820,961
Stef SA	1,253	99,406
Synergie SA	3,330	115,627
Tarkett SA	14,189	300,852
Technicolor SA (A)	88,478	94,840
Television Francaise 1	20,913	199,359
Thermador Groupe (B)	2,607	149,830
Touax SCA (A)	979	5,483
Trigano SA	2,414	182,091
Union Financiere de France BQE SA	1,451	31,580
Vallourec SA (A)(B)	81,681	185,524
Vetoquinol SA	1,228	74,069
Vicat SA	8,427	419,875
VIEL & Cie SA	6,888	38,433
Vilmorin & Cie SA	2,792	155,729
Virbac SA (A)	621	116,838
Vranken-Pommery Monopole SA	923	23,513
Gabon 0.0%		53,721

Total Gabon	325	53,721
Georgia 0.1%		556,266

Bank of Georgia Group PLC	20,708	428,910
Georgia Capital PLC (A)	10,443	127,356
Germany 6.2%		46,218,121

7C Solarparken AG	7,370	24,639
Aareal Bank AG	26,021	761,540
Adler Modemaerkte AG (A)	2,325	8,308
ADLER Real Estate AG	18,846	279,292
ADO Properties SA (D)	11,749	632,763
ADVA Optical Networking SE (A)	21,806	165,221
AIXTRON SE (A)	17,077	164,061
All for One Group AG	784	42,229
Allgeier SE	2,876	78,380
Amadeus Fire AG	2,380	306,208
Atoss Software AG	695	97,065
Aurubis AG	17,607	769,313
Basler AG	549	90,496
Bauer AG	6,102	157,377
BayWa AG	7,530	212,890
Bechtle AG	10,996	1,230,508
Bertrandt AG	2,816	197,868
bet-at-home.com AG	1,116	75,865
Bijou Brigitte AG	1,450	70,237
Bilfinger SE	12,144	367,617

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 19

	Shares	Value
Germany (continued)
Borussia Dortmund GmbH & Company KGaA	24,608	$234,611
CANCOM SE	14,792	718,527
CECONOMY AG (A)	55,752	315,838
CENIT AG	2,412	37,379
CENTROTEC Sustainable AG	2,789	38,671
Cewe Stiftung & Company KGAA	2,408	221,667
comdirect bank AG	10,187	112,345
CompuGroup Medical SE	8,995	603,647
CropEnergies AG	14,129	95,169
CTS Eventim AG & Company KGaA	21,517	964,779
Data Modul AG	635	49,309
DEAG Deutsche Entertainment AG (A)	5,972	30,922
Delticom AG (A)	2,124	13,935
Deutsche Beteiligungs AG	6,398	239,798
Deutsche EuroShop AG	20,318	604,087
Deutsche Pfandbriefbank AG (D)	70,447	968,391
Deutz AG	61,717	510,361
DIC Asset AG	21,568	225,683
DMG Mori AG	7,212	343,219
Dr. Hoenle AG	1,598	99,530
Draegerwerk AG & Company KGaA	1,433	62,866
Duerr AG	20,584	695,215
Eckert & Ziegler AG	1,781	190,401
Elmos Semiconductor AG	6,299	150,048
ElringKlinger AG (A)(B)	9,007	56,538
Energiekontor AG	2,199	40,984
Evotec SE (A)	36,756	884,650
Fielmann AG	7,017	493,660
First Sensor AG	2,622	73,544
FORTEC Elektronik AG	601	13,880
Francotyp-Postalia Holding AG	2,607	9,933
Freenet AG	50,747	985,129
FUCHS PETROLUB SE	1,541	54,310
GEA Group AG	45,490	1,247,132
Gerresheimer AG	12,541	892,671
Gesco AG	3,651	98,886
GFT Technologies SE	5,329	43,658
GRENKE AG	4,545	432,701
H&R GmbH & Company KGaA (A)	8,359	63,564
Hamburger Hafen und Logistik AG	10,617	251,655
Hapag-Lloyd AG (D)	1,519	48,625
Hawesko Holding AG	27	1,140
Heidelberger Druckmaschinen AG (A)	90,943	133,289
Hella GmbH & Company KGaA	13,544	626,352
HolidayCheck Group AG (A)	12,523	37,682
Hornbach Baumarkt AG	3,479	60,172
Hornbach Holding AG & Company KGaA	5,469	271,057
HUGO BOSS AG	23,282	1,350,702
Indus Holding AG	9,185	405,282
Isra Vision AG	4,459	162,068
IVU Traffic Technologies AG	7,116	70,363
Jenoptik AG	20,299	629,923
K+S AG	88,187	1,496,470
Kloeckner & Company SE	27,626	147,915

20 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Koenig & Bauer AG	4,359	$169,344
Krones AG	4,298	336,117
KSB SE & Company KGaA	73	25,158
KWS Saat SE	4,300	296,629
LANXESS AG	34,617	1,734,194
Leifheit AG	4,376	107,903
Leoni AG (A)(B)	12,042	188,175
LPKF Laser & Electronics AG (A)	6,001	51,777
Manz AG (A)	1,315	38,855
MasterFlex SE	414	2,746
Mediclin AG	8,179	49,665
Medigene AG (A)	4,102	34,445
METRO AG	19,775	310,962
MLP SE	32,818	144,916
Nemetschek SE	5,811	887,854
Nexus AG	6,676	216,734
Nordex SE (A)	31,647	447,601
Norma Group SE	14,871	577,791
OHB SE	2,007	71,159
OSRAM Licht AG (B)	41,735	1,241,967
Paragon GmbH & Company KGaA	613	15,979
PATRIZIA Immobilien AG	18,660	362,633
Pfeiffer Vacuum Technology AG	3,079	433,436
PNE AG	27,801	74,157
Progress-Werk Oberkirch AG	386	9,655
ProSiebenSat.1 Media SE	60,124	981,485
PSI Software AG	4,102	76,286
QSC AG	45,774	66,162
R Stahl AG (A)	823	24,449
Rheinmetall AG	17,343	1,840,395
RHOEN-KLINIKUM AG	9,450	268,714
RIB Software SE	16,448	302,351
Rocket Internet SE (A)(D)	28,857	770,239
SAF-Holland SA	22,781	234,929
Salzgitter AG	11,171	289,821
Schaltbau Holding AG (A)	1,534	46,629
Scout24 AG (D)	21,646	1,073,062
Secunet Security Networks AG	439	56,197
SGL Carbon SE (A)	17,099	128,655
SHW AG	1,989	44,254
Siltronic AG	7,643	524,604
Sixt Leasing SE	3,517	47,107
Sixt SE	4,932	500,587
SMA Solar Technology AG (A)(B)	5,354	149,749
SMT Scharf AG (A)	1,261	18,540
Softing AG	2,069	17,938
Software AG	16,512	539,537
STRATEC SE	1,791	122,037
Stroeer SE & Company KGaA	11,287	754,453
Suedzucker AG	32,557	503,209
SUESS MicroTec SE (A)	7,921	89,145
Surteco Group SE (B)	2,163	65,265
Syzygy AG	471	5,234
TAG Immobilien AG (A)	50,856	1,193,548

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 21

	Shares	Value
Germany (continued)
Takkt AG	17,528	$246,003
Technotrans SE	2,893	68,205
Tele Columbus AG (A)(D)	36,372	54,434
TLG Immobilien AG	36,916	1,081,348
Tom Tailor Holding SE (A)	9,911	25,513
Traffic Systems SE	1,525	25,883
VERBIO Vereinigte BioEnergie AG	12,056	99,749
Vossloh AG	4,139	159,027
Wacker Chemie AG	4,075	321,377
Wacker Neuson SE	13,709	318,432
Washtec AG	4,246	294,231
Wuestenrot & Wuerttembergische AG	10,582	221,666
XING SE	1,007	395,610
Gibraltar 0.0%		128,160

888 Holdings PLC	77,379	128,160
Greece 0.0%		83

Alapis Holding Industrial & Commercial SA (A)(C)	1,810	83
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		25,928

GronlandsBANKEN A/S	313	25,928
Guernsey, Channel Islands 0.0%		66,837

Raven Property Group, Ltd. (A)	133,239	66,837
Hong Kong 2.5%		18,622,049

Aeon Credit Service Asia Company, Ltd.	60,000	56,415
Aeon Stores Hong Kong Company, Ltd.	22,000	11,703
Agritrade Resources, Ltd. (B)	975,000	134,270
Allied Group, Ltd.	18,000	96,495
Allied Properties HK, Ltd.	546,000	113,612
Alltronics Holdings, Ltd.	45,000	3,219
APAC Resources, Ltd.	182,171	24,625
Applied Development Holdings, Ltd. (A)	555,000	26,146
APT Satellite Holdings, Ltd.	118,500	42,553
Asia Financial Holdings, Ltd.	94,000	53,541
Asia Investment Finance Group, Ltd. (A)	830,000	4,428
Asia Satellite Telecommunications Holdings, Ltd.	38,220	33,987
Asia Standard International Group, Ltd.	236,000	44,618
Asiasec Properties, Ltd.	103,000	24,231
Associated International Hotels, Ltd.	26,000	74,298
Auto Italia Holdings (A)	950,000	7,030
Ban Loong Holdings, Ltd. (A)	908,000	32,449
Best Food Holding Company, Ltd.	62,000	9,130
Bison Finance Group, Ltd. (A)	74,000	10,497
BOCOM International Holdings Company, Ltd.	209,000	36,517
BOE Varitronix, Ltd.	257,000	67,064
Boill Healthcare Holdings, Ltd. (A)	1,480,000	19,654
Bonjour Holdings, Ltd. (A)	635,000	15,472
Bossini International Holdings, Ltd.	246,000	7,687
Bright Smart Securities & Commodities Group, Ltd.	220,000	41,574
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	70,020
Brockman Mining, Ltd. (A)	855,430	18,117
Build King Holdings, Ltd.	150,000	22,187

22 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Burwill Holdings, Ltd. (A)	1,216,000	$20,671
Cafe de Coral Holdings, Ltd.	138,000	339,226
Camsing International Holding, Ltd. (B)	124,000	128,854
Century City International Holdings, Ltd.	452,000	38,560
CGN Mining Company, Ltd.	535,000	22,838
Chen Hsong Holdings	40,000	13,602
Chevalier International Holdings, Ltd.	45,524	69,129
China Baoli Technologies Holdings, Ltd. (A)	517,500	11,709
China Best Group Holding, Ltd. (A)	700,000	16,217
China Display Optoelectronics Technology Holdings, Ltd.	344,000	26,764
China Energy Development Holdings, Ltd. (A)	2,266,000	43,442
China Flavors & Fragrances Company, Ltd.	110,000	29,167
China Medical & HealthCare Group, Ltd. (A)	640,000	11,617
China Shandong Hi-Speed Financial Group, Ltd. (A)(B)	1,560,000	68,463
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd.	908,000	93,662
China Strategic Holdings, Ltd. (A)	4,597,500	41,410
China Ting Group Holdings, Ltd. (A)	384,000	15,437
China Tonghai International Financial, Ltd. (A)	80,000	4,180
China Touyun Tech Group, Ltd. (A)	620,000	6,070
Chinese Estates Holdings, Ltd.	172,000	157,427
Chinlink International Holdings, Ltd. (A)	105,000	12,577
Chinney Investments, Ltd.	36,000	12,037
Chong Hing Bank, Ltd.	57,000	99,391
Chow Sang Sang Holdings International, Ltd.	135,000	198,374
CHTC Fong’s International Company, Ltd.	64,000	6,430
Chuang’s China Investments, Ltd.	210,000	12,874
Chuang’s Consortium International, Ltd.	340,021	71,989
CITIC Telecom International Holdings, Ltd.	547,000	201,377
CK Life Sciences International Holdings, Inc. (B)	890,000	45,908
CMIC Ocean En-Tech Holding Company, Ltd. (A)	111,000	4,682
CMMB Vision Holdings, Ltd. (A)	296,000	2,379
CNQC International Holdings, Ltd.	85,000	16,699
Common Splendor International Health Industry Group, Ltd. (A)	666,000	42,425
Continental Holdings, Ltd.	510,000	6,201
Convenience Retail Asia, Ltd.	68,000	32,079
Convoy Global Holdings, Ltd. (A)(C)	630,000	11,407
Cosmopolitan International Holdings, Ltd. (A)	320,000	55,473
Cowell e Holdings, Inc.	112,000	19,663
CP Lotus Corp. (A)	280,000	3,166
Crocodile Garments	106,000	9,769
CSI Properties, Ltd.	1,976,333	100,808
CST Group, Ltd. (A)	8,135,040	19,796
Dah Sing Banking Group, Ltd.	142,448	246,853
Dah Sing Financial Holdings, Ltd.	57,144	266,889
Dickson Concepts International, Ltd.	63,500	33,841
Digital Domain Holdings, Ltd. (A)(B)	5,150,000	77,516
Dingyi Group Investment, Ltd. (A)(B)	535,000	24,896
DMX Technologies Group, Ltd. (A)(C)	34,000	0
DTXS Silk Road Investment Holdings Company, Ltd. (A)	34,000	16,607
Dynamic Holdings, Ltd.	36,000	35,895
Eagle Nice International Holdings, Ltd.	46,000	12,529
EcoGreen International Group, Ltd.	76,000	15,389
eForce Holdings, Ltd. (A)	488,000	11,028

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 23

	Shares	Value
Hong Kong (continued)
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	$0
Emperor Capital Group, Ltd.	1,143,000	43,728
Emperor Entertainment Hotel, Ltd.	185,000	37,130
Emperor International Holdings, Ltd.	436,250	117,152
Emperor Watch & Jewellery, Ltd.	1,270,000	31,799
Energy International Investments Holdings, Ltd. (A)	700,000	12,440
ENM Holdings, Ltd. (A)	368,000	35,684
EPI Holdings, Ltd. (A)	555,000	7,854
Esprit Holdings, Ltd. (A)	800,950	160,334
Fairwood Holdings, Ltd.	26,000	90,588
Far East Consortium International, Ltd.	446,763	197,063
Far East Holdings International, Ltd. (A)	321,000	14,349
First Pacific Company, Ltd.	904,000	366,857
First Shanghai Investments, Ltd. (A)	192,000	11,784
Fountain SET Holdings, Ltd.	188,000	27,191
Freeman FinTech Corp., Ltd. (A)	260,000	6,575
Frontier Services Group, Ltd. (A)	211,000	26,822
Future Bright Holdings, Ltd.	162,000	9,832
Genting Hong Kong, Ltd.	174,000	19,925
Get Nice Holdings, Ltd.	2,604,000	86,328
Giordano International, Ltd.	495,708	223,290
Global Brands Group Holding, Ltd.	166,600	14,718
Glorious Sun Enterprises, Ltd.	146,000	16,167
Glory Sun Financial Group, Ltd.	1,432,000	54,986
Gold Peak Industries Holdings, Ltd.	90,000	8,970
Golden Resources Development International, Ltd.	18,000	1,331
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,965
Good Resources Holdings, Ltd. (A)	270,000	4,470
GR Properties, Ltd. (A)	62,000	11,714
Great Eagle Holdings, Ltd.	54,000	239,120
Great Harvest Maeta Group Holdings, Ltd. (A)	115,000	24,496
Greater Bay Area Investments Group Holdings, Ltd. (A)	16,480,000	21,022
Greenheart Group, Ltd. (A)	88,000	3,691
Greentech Technology International, Ltd. (A)	510,000	3,920
G-Resources Group, Ltd. (A)	10,684,800	81,952
Guangnan Holdings, Ltd.	108,000	13,356
Guotai Junan International Holdings, Ltd. (B)	1,449,600	236,967
Haitong International Securities Group, Ltd. (B)	785,288	233,348
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hang Lung Group, Ltd.	31,000	82,850
Hanison Construction Holdings, Ltd.	143,631	23,237
Hao Tian Development Group, Ltd. (A)	451,733	13,053
Harbour Centre Development, Ltd.	37,500	68,058
HKBN, Ltd.	226,500	360,680
HKBridge Financial Holdings, Ltd. (A)	102,000	9,803
HKR International, Ltd.	361,840	180,515
Hon Kwok Land Investment Company, Ltd.	64,000	32,139
Hong Kong Ferry Holdings Company, Ltd.	46,000	51,508
Hong Kong Finance Investment Holding Group, Ltd. (A)	416,000	47,104
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	4,371
Hong Kong Television Network, Ltd. (A)	138,000	61,882
Hong Kong Television Network, Ltd., ADR (A)	1,717	15,144
Hongkong Chinese, Ltd.	224,000	31,860
Hop Hing Group Holdings, Ltd.	920,000	17,757

24 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	$32,859
Huarong International Financial Holdings, Ltd. (A)(B)	38,000	2,592
Hung Hing Printing Group, Ltd.	76,216	10,999
Hutchison Port Holdings Trust	571,400	128,600
Hutchison Telecommunications Hong Kong Holdings, Ltd.	632,000	148,119
I-CABLE Communications, Ltd. (A)	680,000	8,421
Imagi International Holdings, Ltd. (A)	117,281	29,847
International Housewares Retail Company, Ltd.	124,000	32,587
IPE Group, Ltd.	220,000	28,004
IRC, Ltd. (A)	1,194,000	26,502
IT, Ltd.	174,808	85,987
ITC Properties Group, Ltd.	128,699	29,678
Jacobson Pharma Corp., Ltd.	176,000	33,602
Johnson Electric Holdings, Ltd.	120,500	228,750
Kader Holdings Company, Ltd.	248,000	26,253
Kaisa Health Group Holdings, Ltd. (A)	540,000	12,985
Karrie International Holdings, Ltd.	130,000	18,959
Keck Seng Investments	19,000	12,400
Kerry Logistics Network, Ltd.	230,500	374,407
Kin Yat Holdings, Ltd.	58,000	8,759
Kingmaker Footwear Holdings, Ltd.	54,000	9,249
Kingston Financial Group, Ltd.	174,000	32,610
Kiu Hung International Holdings, Ltd. (A)	2,690,000	13,723
Kowloon Development Company, Ltd.	117,000	155,017
Kwoon Chung Bus Holdings, Ltd.	20,000	10,496
Lai Sun Development Company, Ltd.	92,886	141,705
Lai Sun Garment International, Ltd.	31,000	43,769
Landing International Development, Ltd. (A)	523,200	103,482
Landsea Green Group Company, Ltd. (A)	404,000	48,980
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	244,500	95,074
Lerthai Group, Ltd. (A)	18,000	18,438
Li & Fung, Ltd.	2,042,000	298,803
Lifestyle International Holdings, Ltd.	193,000	282,706
Lippo China Resources, Ltd.	1,028,000	21,291
Lippo, Ltd.	31,250	12,369
Liu Chong Hing Investment, Ltd.	76,000	115,839
Luk Fook Holdings International, Ltd.	139,000	446,355
Lung Kee Bermuda Holdings, Ltd.	48,000	19,174
Magnificent Hotel Investment, Ltd.	438,000	10,078
Magnus Concordia Group, Ltd. (A)	440,000	9,172
Man Wah Holdings, Ltd.	600,000	240,063
Mandarin Oriental International, Ltd.	35,000	65,780
Mason Group Holdings, Ltd. (A)	9,029,000	128,033
Maxnerva Technology Services, Ltd. (A)	66,000	5,048
Mega Expo Holdings, Ltd.	535,000	145,886
Mei Ah Entertainment Group, Ltd. (A)	600,000	15,247
Meilleure Health International Industry Group, Ltd. (A)	612,000	54,585
Melco International Development, Ltd.	142,000	284,970
Midland Holdings, Ltd.	162,090	29,774
Million Hope Industries Holdings, Ltd. (A)	57,452	4,910
Ming Fai International Holdings, Ltd.	41,000	5,383
Miramar Hotel & Investment	62,000	127,606
Modern Dental Group, Ltd.	135,000	22,419
Nameson Holdings, Ltd.	196,000	14,019

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 25

	Shares	Value
Hong Kong (continued)
National Electronics Holdings	88,000	$13,497
National United Resources Holdings, Ltd. (A)(C)	1,090,000	19,743
Neo-Neon Holdings, Ltd. (A)	134,000	10,412
NEW Concepts Holdings, Ltd. (A)	44,000	8,226
New Times Energy Corp., Ltd. (A)	686,900	7,616
NewOcean Energy Holdings, Ltd. (A)	336,000	80,156
Nimble Holdings Company, Ltd. (A)	120,000	12,587
Noble Century Investment Holdings, Ltd. (A)	320,000	22,784
OP Financial, Ltd. (B)	376,000	104,599
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (A)	240,000	7,524
Oriental Press Group, Ltd.	96,000	9,682
Oriental Watch Holdings	190,000	54,604
Oshidori International Holdings, Ltd.	1,588,200	180,414
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,912,000	333,859
Pacific Textiles Holdings, Ltd.	314,000	255,506
Pak Fah Yeow International, Ltd.	20,000	7,866
Paliburg Holdings, Ltd.	101,380	42,060
Paradise Entertainment, Ltd.	176,000	26,496
PC Partner Group, Ltd.	24,000	5,727
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	156,000	53,421
Pico Far East Holdings, Ltd. (B)	254,000	77,857
Playmates Holdings, Ltd.	640,000	91,429
Playmates Toys, Ltd. (A)	164,000	13,797
Plover Bay Technologies, Ltd.	88,000	12,616
Polytec Asset Holdings, Ltd.	611,700	87,664
PT International Development Company, Ltd. (A)	271,327	16,931
Public Financial Holdings, Ltd.	126,000	52,593
PYI Corp., Ltd. (A)	1,336,801	19,425
Quali-Smart Holdings, Ltd. (A)	130,000	8,588
Rare Earth Magnesium Technology Group Holdings, Ltd. (A)	350,000	14,296
Realord Group Holdings, Ltd. (A)	112,000	70,991
Regal Hotels International Holdings, Ltd.	99,200	61,012
Regent Pacific Group, Ltd. (A)	450,000	15,201
Regina Miracle International Holdings, Ltd. (D)	67,000	57,039
Sa Sa International Holdings, Ltd.	433,911	121,828
Samson Holding, Ltd. (A)	120,000	6,416
SAS Dragon Holdings, Ltd.	84,000	24,823
SEA Holdings, Ltd.	68,484	88,625
Shenwan Hongyuan HK, Ltd.	120,000	23,580
Shun Ho Property Investments, Ltd.	7,227	2,596
Shun Tak Holdings, Ltd.	641,250	256,894
Silver Base Group Holdings, Ltd. (A)	387,000	14,005
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	25,187
Sing Tao News Corp., Ltd.	58,000	6,513
Singamas Container Holdings, Ltd.	682,000	96,870
SITC International Holdings Company, Ltd.	392,000	399,952
Sitoy Group Holdings, Ltd.	135,000	28,133
SmarTone Telecommunications Holdings, Ltd.	129,089	126,724
SOCAM Development, Ltd. (A)	25,426	6,117
Solartech International Holdings, Ltd. (A)	680,000	5,116
Solomon Systech International, Ltd. (A)	504,000	14,590
Soundwill Holdings, Ltd.	39,500	52,849

26 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
South Shore Holdings, Ltd. (A)	198,000	$5,594
Stella International Holdings, Ltd.	178,500	297,170
Stelux Holdings International, Ltd.	200,000	4,464
Success Universe Group, Ltd. (A)	360,000	11,391
Summit Ascent Holdings, Ltd. (A)	210,000	46,200
Sun Hung Kai & Company, Ltd.	169,318	81,017
SUNeVision Holdings, Ltd.	254,000	209,233
Synergy Group Holdings International, Ltd. (A)	104,000	11,939
TAI Cheung Holdings, Ltd.	115,000	116,758
Tai United Holdings, Ltd.	115,000	3,185
Talent Property Group, Ltd. (A)	795,000	4,773
Tan Chong International, Ltd.	63,000	20,101
Tao Heung Holdings, Ltd.	95,000	17,579
Television Broadcasts, Ltd.	124,100	208,248
Texwinca Holdings, Ltd.	266,000	84,550
TFG International Group, Ltd. (A)	552,000	14,803
The Cross-Harbour Holdings, Ltd.	117,833	162,562
The Hongkong & Shanghai Hotels, Ltd.	197,000	279,262
The United Laboratories International Holdings, Ltd. (B)	306,500	173,375
Theme International Holdings, Ltd. (A)	570,000	7,402
TOM Group, Ltd. (A)	644,000	126,256
Tradelink Electronic Commerce, Ltd.	186,000	29,133
Transport International Holdings, Ltd.	72,015	209,007
Trinity, Ltd. (A)	408,000	16,427
Tsui Wah Holdings, Ltd.	170,000	14,964
Union Medical Healthcare, Ltd.	59,000	39,666
Up Energy Development Group, Ltd. (A)(C)	898,000	1,478
Upbest Group, Ltd.	8,000	1,061
Value Convergence Holdings, Ltd. (A)	172,000	12,300
Value Partners Group, Ltd.	383,000	250,008
Valuetronics Holdings, Ltd.	125,150	55,096
Vanke Property Overseas, Ltd.	35,000	21,306
Vantage International Holdings, Ltd.	120,000	10,699
Vedan International Holdings, Ltd.	168,000	16,328
Victory City International Holdings, Ltd.	674,701	6,128
VPower Group International Holdings, Ltd. (D)	111,000	41,016
VSTECS Holdings, Ltd.	302,400	165,523
VTech Holdings, Ltd.	56,300	465,999
Wai Kee Holdings, Ltd.	72,000	45,216
Wan Kei Group Holdings, Ltd. (A)	165,000	15,342
Wang On Group, Ltd.	1,780,000	19,081
We Solutions, Ltd. (A)	392,000	24,119
Win Hanverky Holdings, Ltd.	152,000	17,517
Winfull Group Holdings, Ltd.	1,368,000	17,466
Wing On Company International, Ltd.	28,000	94,014
Wing Tai Properties, Ltd.	68,000	49,018
Wonderful Sky Financial Group Holdings, Ltd. (A)	46,000	6,160
Yat Sing Holdings, Ltd. (A)	525,000	9,636
YGM Trading, Ltd.	22,000	20,476
YT Realty Group, Ltd.	47,109	13,804
YTO Express Holdings, Ltd.	36,000	12,290
ZH International Holdings, Ltd. (A)	320,000	13,898
Zhaobangji Properties Holdings, Ltd. (A)	64,000	66,802

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 27

	Shares	Value
Ireland 0.6%		$4,221,930

C&C Group PLC	86,135	350,463
Cairn Homes PLC (A)	57,311	78,008
Datalex PLC (C)	4,124	3,587
FBD Holdings PLC	8,155	79,945
Flutter Entertainment PLC	184	13,075
Glanbia PLC	35,290	587,145
Grafton Group PLC	104,573	1,123,332
Greencore Group PLC	242,311	633,182
Hostelworld Group PLC (D)	10,851	28,725
IFG Group PLC (A)	16,729	39,872
Independent News & Media PLC (A)	70,031	7,952
Irish Continental Group PLC	35,696	178,012
Permanent TSB Group Holdings PLC (A)	11,820	17,661
San Leon Energy PLC (A)	20,803	10,467
Tarsus Group PLC	21,231	116,465
UDG Healthcare PLC	105,984	954,039
Isle of Man 0.1%		960,876

Hansard Global PLC	11,952	6,767
Playtech PLC	168,386	861,407
Strix Group PLC	45,890	92,702
Israel 1.3%		9,397,322

Adgar Investment and Development, Ltd.	21,013	37,243
ADO Group, Ltd. (A)	4,947	103,702
Afcon Holdings, Ltd.	661	34,810
Africa Israel Properties, Ltd. (A)	4,884	134,339
Africa Israel Residences, Ltd.	512	10,044
Airport City, Ltd. (A)	23,394	417,170
Albaad Massuot Yitzhak, Ltd. (A)	668	4,397
Allot, Ltd. (A)	11,145	77,285
Alony Hetz Properties & Investments, Ltd.	21,680	275,244
Alrov Properties and Lodgings, Ltd.	2,216	75,760
Amot Investments, Ltd.	27,696	170,544
Arad, Ltd.	2,993	36,993
Arko Holdings, Ltd. (A)	77,819	30,332
Ashtrom Group, Ltd.	7,457	61,390
Ashtrom Properties, Ltd.	14,979	73,794
Atreyu Capital Markets, Ltd.	1,291	16,176
AudioCodes, Ltd.	10,166	155,801
Avgol Industries 1953, Ltd. (A)	33,538	32,711
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	41,956
Bayside Land Corp.	371	189,064
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	52,425
Big Shopping Centers, Ltd. (A)	1,867	132,306
BioLine RX, Ltd. (A)	29,707	10,688
Blue Square Real Estate, Ltd.	1,795	74,283
Bonus Biogroup, Ltd. (A)	66,790	7,779
Brainsway, Ltd. (A)	5,096	25,299
Camtek, Ltd. (A)	7,005	57,529
Carasso Motors, Ltd.	1,613	7,264
Castro Model, Ltd. (A)	317	5,150
Cellcom Israel, Ltd. (A)	16,766	62,920
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	3,750
Ceragon Networks, Ltd. (A)(B)	14,289	39,581

28 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Clal Biotechnology Industries, Ltd. (A)	10,503	$6,729
Clal Insurance Enterprises Holdings, Ltd. (A)	9,003	141,397
Cohen Development & Industrial Buildings, Ltd.	665	15,473
Compugen, Ltd. (A)	21,052	60,206
Danel Adir Yeoshua, Ltd.	1,373	82,942
Delek Automotive Systems, Ltd.	12,459	53,303
Delek Group, Ltd.	310	54,607
Delta Galil Industries, Ltd.	3,337	96,002
Direct Insurance Financial Investments, Ltd.	5,262	56,437
Dor Alon Energy in Israel 1988, Ltd.	1,448	22,010
El Al Israel Airlines (A)	137,546	31,977
Electra Consumer Products 1970, Ltd.	2,575	32,415
Electra Real Estate, Ltd. (A)	4,640	16,128
Electra, Ltd.	660	191,105
Elron Electronic Industries, Ltd. (A)	3,504	5,978
Energix-Renewable Energies, Ltd. (A)	48,578	87,636
Enlight Renewable Energy, Ltd. (A)	116,899	76,955
Equital, Ltd. (A)	5,218	166,565
Evogene, Ltd. (A)	5,330	8,267
First International Bank of Israel, Ltd.	6,334	151,966
FMS Enterprises Migun, Ltd.	962	25,650
Foresight Autonomous Holdings, Ltd. (A)	13,071	2,346
Formula Systems 1985, Ltd.	3,729	174,460
Fox Wizel, Ltd.	3,426	88,897
Gilat Satellite Networks, Ltd.	11,617	95,930
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	6,231
Hadera Paper, Ltd.	1,499	88,906
Ham-Let Israel-Canada, Ltd.	2,259	43,296
Harel Insurance Investments & Financial Services, Ltd.	34,695	261,262
Hilan, Ltd.	5,937	185,132
IDI Insurance Company, Ltd.	2,166	80,224
IES Holdings, Ltd.	762	38,505
Industrial Buildings Corp., Ltd. (A)	72,747	129,029
Inrom Construction Industries, Ltd.	19,017	62,848
Intercure, Ltd. (A)	17,839	33,804
Israel Canada T.R., Ltd.	33,166	38,210
Israel Land Development—Urban Renewal, Ltd.	1,140	9,951
Isras Investment Company, Ltd.	393	57,179
Issta Lines, Ltd.	1,034	17,727
Kamada, Ltd. (A)	11,932	65,468
Kerur Holdings, Ltd.	1,874	48,693
Klil Industries, Ltd.	300	24,750
Maabarot Products, Ltd.	1,244	12,726
Magic Software Enterprises, Ltd.	10,744	90,781
Malam—Team, Ltd.	214	27,175
Matrix IT, Ltd.	15,061	221,042
Maytronics, Ltd.	18,993	122,258
Mediterranean Towers, Ltd.	22,264	44,393
Mega Or Holdings, Ltd.	6,183	87,206
Meitav Dash Investments, Ltd.	9,168	32,321
Melisron, Ltd.	3,163	161,464
Menora Mivtachim Holdings, Ltd.	8,988	129,925
Migdal Insurance & Financial Holding, Ltd.	140,977	150,158
Minrav Holdings, Ltd. (A)	126	15,712

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 29

	Shares	Value
Israel (continued)
Mivtach Shamir Holdings, Ltd.	1,455	$24,255
Municipal Bank, Ltd.	106	21,456
Naphtha Israel Petroleum Corp., Ltd.	14,316	90,536
Nawi Brothers, Ltd. (A)	4,870	27,905
Neto ME Holdings, Ltd.	616	51,966
Nova Measuring Instruments, Ltd. (A)	8,081	204,953
NR Spuntech Industries, Ltd.	7,555	19,891
Oil Refineries, Ltd. (A)	515,627	252,220
One Software Technologies, Ltd.	1,189	65,064
OPC Energy, Ltd.	8,151	52,268
Partner Communications Company, Ltd. (A)	38,688	175,242
Paz Oil Company, Ltd.	3,077	427,179
Perion Network, Ltd. (A)	4,172	12,904
Plasson Industries, Ltd.	1,357	57,558
Priortech, Ltd. (A)	2,125	21,733
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,912	148,586
Redhill Biopharma, Ltd. (A)	85,438	62,614
Scope Metals Group, Ltd.	2,885	66,557
Shapir Engineering and Industry, Ltd.	32,037	115,776
Shikun & Binui, Ltd. (A)	55,757	157,630
Shufersal, Ltd.	64,570	428,370
Summit Real Estate Holdings, Ltd.	9,897	90,137
Suny Cellular Communication, Ltd. (A)	18,682	10,575
Tadiran Holdings, Ltd.	472	13,476
The Phoenix Holdings, Ltd.	31,036	190,905
Tower Semiconductor, Ltd. (A)	5,307	79,634
Union Bank of Israel (A)	5,355	24,802
YH Dimri Construction & Development, Ltd.	766	13,644
Italy 4.0%		29,684,256

A2A SpA	575,115	937,389
ACEA SpA	23,447	436,428
Aeffe SpA (A)	24,188	52,144
Amplifon SpA	30,640	677,567
Anima Holding SpA (D)	146,027	441,016
Aquafil SpA	2,427	22,698
Arnoldo Mondadori Editore SpA (A)	69,159	111,661
AS Roma SpA (A)	56,520	31,418
Ascopiave SpA	36,053	147,025
Autogrill SpA	41,580	422,064
Autostrade Meridionali SpA	562	18,195
Avio SpA	9,660	141,022
Azimut Holding SpA (B)	52,391	866,844
B&C Speakers SpA	959	12,461
Banca Carige SpA (A)(C)	14,180	24
Banca Farmafactoring SpA (D)	41,070	218,767
Banca Finnat Euramerica SpA	29,383	9,758
Banca Generali SpA	20,406	512,182
Banca IFIS SpA	6,823	86,582
Banca Mediolanum SpA	9,882	65,636
Banca Monte dei Paschi di Siena SpA (A)	1,513	1,757
Banca Popolare di Sondrio SCPA	132,027	305,084
Banca Profilo SpA	121,842	21,423
Banca Sistema SpA (D)	11,931	16,463

30 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Banco BPM SpA (A)	714,718	$1,328,886
Banco di Desio e della Brianza SpA	13,389	27,523
BasicNet SpA	5,209	29,247
BE	18,369	19,660
BF SpA (A)	3,630	10,409
Biesse SpA	3,663	59,213
BPER Banca (B)	191,149	719,922
Brembo SpA	66,875	717,968
Brunello Cucinelli SpA	12,162	380,862
Buzzi Unicem SpA	37,024	722,597
Cairo Communication SpA	39,540	118,673
Carraro SpA	6,932	15,855
Cementir Holding SpA	23,870	158,279
Cerved Group SpA	67,483	591,797
CIR-Compagnie Industriali Riunite SpA	169,207	180,831
Credito Emiliano SpA	39,199	194,711
Credito Valtellinese SpA (A)	2,313,120	154,192
Danieli & C Officine Meccaniche SpA	5,698	97,361
Datalogic SpA	5,394	103,460
De’ Longhi SpA	26,166	515,332
DeA Capital SpA (A)	60,847	85,871
DiaSorin SpA	7,754	790,978
doBank SpA (D)	15,386	186,886
El.En. SpA	5,348	96,031
Elica SpA (A)	10,005	25,069
Emak SpA	28,372	35,012
Enav SpA (D)	55,730	301,419
ePrice SpA (A)	3,924	4,008
ERG SpA	24,037	466,953
Esprinet SpA	17,722	57,399
Eurotech SpA (A)	15,408	65,632
Exprivia SpA (A)	11,606	12,657
Falck Renewables SpA	62,064	255,545
Fiera Milano SpA	13,870	60,980
Fila SpA	2,992	42,392
Fincantieri SpA	211,656	216,975
FNM SpA	72,366	43,239
GEDI Gruppo Editoriale SpA (A)	54,336	17,649
Gefran SpA	1,600	11,513
Geox SpA	22,422	29,637
Gruppo MutuiOnline SpA	9,758	186,609
Hera SpA	333,832	1,212,750
IMA Industria Macchine Automatiche SpA	4,122	318,825
IMMSI SpA (A)	101,365	60,549
Infrastrutture Wireless Italiane SpA (D)	17,764	159,820
Intek Group SpA (A)	66,972	22,576
Interpump Group SpA	32,353	942,944
Iren SpA	291,805	723,198
Italgas SpA	217,791	1,379,033
Italmobiliare SpA	5,577	121,859
Juventus Football Club SpA (A)(B)	99,153	168,766
La Doria SpA	6,327	56,177
Leonardo SpA	22,293	246,624
LU-VE SpA	2,562	33,175

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 31

	Shares	Value
Italy (continued)
Maire Tecnimont SpA	73,496	$211,413
MARR SpA	11,922	269,256
Massimo Zanetti Beverage Group SpA (D)	3,791	27,114
Mediaset SpA (A)(B)	170,993	499,412
Newron Pharmaceuticals SpA (A)	4,038	28,028
Openjobmetis SpA Agenzia per il Lavoro	2,352	18,759
OVS SpA (A)(B)(D)	69,157	115,457
Piaggio & C SpA	91,385	263,220
Prima Industrie SpA	1,462	25,690
Prysmian SpA	780	12,976
RAI Way SpA (D)	42,192	213,938
Reno de Medici SpA	86,273	58,532
Reply SpA	7,832	502,934
Retelit SpA	39,468	59,880
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	44,052
Sabaf SpA	3,684	58,215
SAES Getters SpA	2,224	49,759
Safilo Group SpA (A)	16,568	18,153
Saipem SpA (A)	256,962	1,093,998
Salini Impregilo SpA (A)(B)	63,047	122,146
Salvatore Ferragamo SpA	21,703	450,667
Saras SpA	260,853	374,328
Servizi Italia SpA	3,687	13,634
Sesa SpA	2,556	75,300
Societa Cattolica di Assicurazioni SC	74,422	600,522
Societa Iniziative Autostradali e Servizi SpA	36,949	641,172
Sogefi SpA (A)	10,059	12,773
SOL SpA	9,408	122,860
Tamburi Investment Partners SpA	55,134	363,634
Technogym SpA (D)	32,277	369,799
Tinexta SpA	12,514	182,972
Tiscali SpA (A)	444,668	6,182
Tod’s SpA (B)	3,519	171,231
TREVI—Finanziaria Industriale SpA (A)(B)	16,225	5,047
TXT e-solutions SpA	3,737	34,371
Unieuro SpA (A)(D)	3,761	59,426
Unione di Banche Italiane SpA (B)	383,598	976,791
Unipol Gruppo SpA	186,141	856,044
UnipolSai Assicurazioni SpA	155,019	376,861
Zignago Vetro SpA	14,017	156,574
Japan 22.0%		164,158,978

A&D Company, Ltd.	8,600	59,570
Abist Company, Ltd.	1,300	29,470
Access Company, Ltd.	10,000	76,203
Achilles Corp.	5,800	104,350
AD Works Company, Ltd.	105,400	31,906
Adastria Company, Ltd.	12,440	305,515
ADEKA Corp.	29,391	408,544
Ad-sol Nissin Corp.	2,800	42,215
Adtec Plasma Technology Company, Ltd.	1,400	8,178
Advan Company, Ltd.	10,800	101,091
Advance Create Company, Ltd.	1,600	25,285
Advanex, Inc.	1,000	15,344

32 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Advantage Risk Management Company, Ltd.	1,800	$11,538
Adventure, Inc.	600	23,222
Aeon Delight Company, Ltd.	3,400	97,780
Aeon Fantasy Company, Ltd.	2,300	47,948
Aeon Hokkaido Corp.	9,200	60,180
Aeria, Inc. (A)	4,300	25,573
AFC-HD AMS Life Science Company, Ltd.	1,800	10,664
Ahresty Corp.	9,400	44,810
Ai Holdings Corp.	15,400	239,246
Aichi Corp.	13,600	81,351
Aichi Steel Corp.	3,800	110,625
Aichi Tokei Denki Company, Ltd.	1,100	40,446
Aida Engineering, Ltd.	20,700	136,791
Aiful Corp. (A)	160,800	309,483
Aigan Company, Ltd.	4,300	9,722
Aiphone Company, Ltd.	3,800	56,399
Airport Facilities Company, Ltd.	6,300	29,577
Airtech Japan, Ltd.	2,500	13,354
Aisan Industry Company, Ltd.	15,300	94,212
AIT Corp.	1,500	13,744
Aizawa Securities Company, Ltd.	16,600	105,245
Ajis Company, Ltd.	1,600	48,051
Akatsuki Corp.	6,800	18,147
Akatsuki, Inc. (B)	1,300	70,173
Akebono Brake Industry Company, Ltd. (A)	25,300	24,116
Albis Company, Ltd. (B)	2,200	47,710
Alconix Corp.	8,400	103,327
Alinco, Inc.	8,100	71,410
Alleanza Holdings Company, Ltd.	6,900	53,707
Allied Telesis Holdings KK (A)	14,300	9,267
Alpen Company, Ltd.	8,400	124,956
Alpha Corp.	1,500	16,296
Alpha Systems, Inc.	2,920	73,837
AlphaPolis Company, Ltd. (A)	1,100	24,521
Alps Logistics Company, Ltd.	4,500	30,279
Altech Corp.	6,300	106,014
Amano Corp.	15,600	402,502
Amiyaki Tei Company, Ltd.	2,000	61,166
Amuse, Inc.	2,100	49,814
Anabuki Kosan, Inc.	500	13,686
Anest Iwata Corp.	12,000	104,478
Anicom Holdings, Inc. (B)	6,100	197,525
AOI Electronics Company, Ltd.	1,600	28,178
AOI TYO Holdings, Inc.	12,810	86,716
AOKI Holdings, Inc.	14,100	132,703
Aoyama Trading Company, Ltd.	15,200	292,579
Aoyama Zaisan Networks Company, Ltd.	2,200	28,983
Apaman Company, Ltd.	3,100	21,656
Arakawa Chemical Industries, Ltd.	6,700	75,585
Arata Corp.	4,600	158,737
Araya Industrial Company, Ltd.	1,200	15,170
Arcland Sakamoto Company, Ltd.	12,500	152,324
Arcland Service Holdings Company, Ltd.	6,900	121,405
Arcs Company, Ltd.	16,684	323,956

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 33

	Shares	Value
Japan (continued)
Arealink Company, Ltd.	3,600	$34,562
Argo Graphics, Inc.	6,200	130,737
Arisawa Manufacturing Company, Ltd. (B)	12,500	87,467
Arrk Corp. (A)	24,300	22,527
Artnature, Inc.	6,300	35,960
ArtSpark Holdings, Inc.	500	3,311
As One Corp.	2,600	232,927
Asahi Broadcasting Group Holdings Corp.	2,400	15,908
Asahi Company, Ltd. (B)	8,700	105,175
Asahi Diamond Industrial Company, Ltd.	23,100	136,645
Asahi Holdings, Inc.	12,300	237,700
Asahi Kogyosha Company, Ltd.	1,300	29,019
Asahi Net, Inc.	3,000	15,970
Asahi Printing Company, Ltd.	3,100	30,322
ASAHI YUKIZAI Corp.	6,100	77,210
Asante, Inc.	2,100	40,726
Asanuma Corp.	3,100	100,203
Asax Company, Ltd.	4,100	20,727
Ashimori Industry Company, Ltd.	1,599	23,518
Asia Pile Holdings Corp.	11,600	65,287
ASKA Pharmaceutical Company, Ltd.	8,000	85,568
ASKUL Corp.	4,300	106,153
Asti Corp.	700	10,505
Asukanet Company, Ltd.	2,200	28,397
Asunaro Aoki Construction Company, Ltd.	5,600	41,288
Ateam, Inc.	7,200	99,096
Atom Corp. (B)	26,000	227,607
Atrae, Inc. (A)	3,100	92,318
Atsugi Company, Ltd.	6,700	56,087
Aucfan Company, Ltd. (A)	1,700	14,263
Aucnet, Inc.	1,000	11,714
Autobacs Seven Company, Ltd.	23,500	364,613
Aval Data Corp.	900	12,719
Avant Corp.	4,100	71,898
Avex, Inc.	14,000	172,376
Axell Corp. (A)	1,700	8,638
Axial Retailing, Inc.	4,900	179,042
Azia Company, Ltd.	1,000	9,900
Bando Chemical Industries, Ltd.	13,200	110,184
Bank of the Ryukyus, Ltd.	11,600	122,301
Baroque Japan, Ltd.	2,500	21,447
BayCurrent Consulting, Inc.	6,900	229,501
Beaglee, Inc. (A)	1,800	14,243
Beauty Garage, Inc.	100	1,168
Beenos, Inc. (A)	2,500	44,916
Belc Company, Ltd.	4,400	207,900
Bell System24 Holdings, Inc.	15,300	218,239
Belluna Company, Ltd.	18,700	130,609
Bengo4.com, Inc. (A)(B)	1,800	87,116
Billing System Corp.	200	4,033
Biofermin Pharmaceutical Company, Ltd.	1,500	31,491
B-Lot Company, Ltd.	500	8,734
BML, Inc.	7,900	222,389
Bookoff Group Holdings, Ltd. (B)	2,900	23,393

34 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Bourbon Corp.	1,500	$24,039
BP Castrol KK	1,700	22,825
Br. Holdings Corp.	9,900	30,734
BrainPad, Inc. (A)	1,300	92,090
Broadleaf Company, Ltd.	42,400	215,709
Broccoli Company, Ltd.	1,400	15,439
BRONCO BILLY Company, Ltd. (B)	5,300	107,317
Bull-Dog Sauce Company, Ltd.	800	14,990
Bunka Shutter Company, Ltd.	21,700	164,203
Business Brain Showa-Ota, Inc.	800	14,807
C Uyemura & Company, Ltd.	2,000	118,181
CAC Holdings Corp.	7,600	117,855
Can Do Company, Ltd.	3,800	57,266
Canare Electric Company, Ltd.	1,500	25,692
Canon Electronics, Inc.	9,800	156,374
Capital Asset Planning, Inc.	200	2,329
Career Design Center Company, Ltd.	2,500	35,375
CareerIndex, Inc. (A)	1,600	11,332
Carenet, Inc.	700	4,352
Carlit Holdings Company, Ltd.	7,200	42,342
Carta Holdings, Inc.	10,000	152,240
Cawachi, Ltd.	9,200	155,620
Central Automotive Products, Ltd.	3,600	58,586
Central Glass Company, Ltd.	10,686	233,661
Central Security Patrols Company, Ltd.	2,200	111,788
Central Sports Company, Ltd.	2,400	72,536
Ceres, Inc.	2,700	43,047
Charm Care Corp. KK	2,700	40,767
Chikaranomoto Holdings Company, Ltd.	1,000	6,466
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	77,448
CHIMNEY Company, Ltd.	1,300	29,718
Chino Corp.	1,500	15,641
Chiyoda Company, Ltd. (B)	8,800	131,165
Chiyoda Integre Company, Ltd.	6,400	118,190
Chodai Company, Ltd.	1,500	9,716
Chofu Seisakusho Company, Ltd.	7,900	156,093
Chori Company, Ltd.	5,300	76,760
Chubu Shiryo Company, Ltd.	7,600	79,519
Chudenko Corp.	11,600	235,567
Chuetsu Pulp & Paper Company, Ltd.	3,000	38,832
Chugai Mining Company, Ltd. (A)	34,900	6,461
Chugai Ro Company, Ltd.	2,400	36,139
Chugoku Marine Paints, Ltd.	20,900	179,038
Chuo Gyorui Company, Ltd.	300	7,533
Chuo Spring Company, Ltd.	500	12,937
CI Takiron Corp.	13,700	79,512
Citizen Watch Company, Ltd.	42,700	196,039
CKD Corp.	15,500	136,180
CK-San-Etsu Company, Ltd.	800	20,215
Cleanup Corp.	7,600	37,205
CMC Corp.	800	17,069
CMIC Holdings Company, Ltd.	4,900	90,442
CMK Corp.	27,300	160,938
cocokara fine, Inc.	5,930	228,772

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 35

	Shares	Value
Japan (continued)
Coco’s Japan Company, Ltd.	2,700	$42,897
COLOPL, Inc. (B)	12,000	82,928
Colowide Company, Ltd.	18,600	357,162
Comany, Inc.	1,000	12,777
Computer Engineering & Consulting, Ltd.	7,400	130,472
Computer Institute of Japan, Ltd.	5,100	46,502
Comture Corp. (B)	3,300	131,859
CONEXIO Corp.	5,300	62,531
COOKPAD, Inc. (A)(B)	37,000	105,125
Core Corp.	2,100	28,767
Corona Corp.	5,500	50,240
Cosel Company, Ltd.	13,900	131,675
Cosmo Energy Holdings Company, Ltd.	10,600	206,643
Cosmos Initia Company, Ltd.	5,000	23,357
Cota Company, Ltd.	5,038	53,694
CRE, Inc.	1,600	14,378
Create Medic Company, Ltd.	1,300	10,942
Create Restaurants Holdings, Inc.	20,000	260,821
Create SD Holdings Company, Ltd. (B)	10,000	215,418
Creek & River Company, Ltd.	2,700	29,851
Cresco, Ltd.	2,100	65,558
CRI Middleware Company, Ltd. (A)	1,200	25,612
CTI Engineering Company, Ltd.	5,100	69,325
CTS Company, Ltd. (B)	10,000	62,951
Cube System, Inc.	2,300	19,295
Cyber Com Company, Ltd.	900	15,958
Cybernet Systems Company, Ltd.	6,300	38,068
Cyberstep, Inc. (A)	1,000	8,002
Cybozu, Inc.	13,600	147,150
Dai Nippon Toryo Company, Ltd.	8,600	75,949
Daibiru Corp.	16,100	139,351
Dai-Dan Company, Ltd.	5,100	100,346
Daido Kogyo Company, Ltd.	3,900	29,155
Daido Metal Company, Ltd.	16,000	97,129
Daido Steel Company, Ltd.	8,900	311,073
Daidoh, Ltd.	7,200	20,675
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	31,469
Daihen Corp.	7,000	181,409
Daiho Corp.	5,400	136,119
Dai-Ichi Cutter Kogyo KK	600	9,165
Daiichi Jitsugyo Company, Ltd.	3,900	117,003
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. (B)	7,000	50,447
Dai-ichi Seiko Company, Ltd.	5,000	64,823
Daiken Corp. (B)	4,800	96,723
Daiken Medical Company, Ltd.	2,900	16,476
Daiki Aluminium Industry Company, Ltd. (B)	14,800	91,439
Daiki Axis Company, Ltd.	1,500	11,209
Daiko Denshi Tsushin, Ltd.	2,000	9,427
Daikoku Denki Company, Ltd.	3,600	42,647
Daikokutenbussan Company, Ltd.	2,700	85,669
Daikokuya Holdings Company, Ltd. (A)	28,200	8,070
Daikyonishikawa Corp.	12,300	90,916
Dainichi Company, Ltd.	5,000	28,715
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,800	125,518

36 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Daio Paper Corp.	10,000	$114,919
Daiohs Corp.	1,700	20,683
Daiseki Company, Ltd.	17,000	419,429
Daiseki Eco. Solution Company, Ltd.	1,320	7,559
Daishi Hokuetsu Financial Group, Inc.	11,100	283,527
Daishinku Corp.	2,600	23,929
Daisue Construction Company, Ltd.	2,300	19,683
Daito Pharmaceutical Company, Ltd.	5,450	168,253
Daitron Company, Ltd.	4,500	47,338
Daiwa Industries, Ltd.	14,400	157,804
Daiwabo Holdings Company, Ltd.	5,600	233,183
DCM Holdings Company, Ltd.	50,020	498,154
DD Holdings Company, Ltd.	1,500	26,194
Dear Life Company, Ltd.	6,600	25,340
Delica Foods Holdings Company, Ltd.	900	12,257
Denki Kogyo Company, Ltd.	3,900	92,248
Densan System Company, Ltd.	3,700	135,046
Denyo Company, Ltd.	6,900	83,948
Descente, Ltd.	5,200	87,356
Dexerials Corp.	24,100	152,254
Digital Arts, Inc.	3,500	284,686
Digital Hearts Holdings Company, Ltd.	3,200	29,711
Digital Information Technologies Corp.	1,800	29,692
Dip Corp.	14,400	215,265
DKK-Toa Corp.	3,100	23,175
DKS Company, Ltd.	3,600	95,163
DMG Mori Company, Ltd.	26,100	320,712
Doshisha Company, Ltd.	9,000	141,041
Double Standard, Inc.	400	17,536
Doutor Nichires Holdings Company, Ltd.	14,793	284,645
Dowa Holdings Company, Ltd.	4,000	124,609
DSB Company, Ltd.	2,200	8,364
DTS Corp.	6,600	267,122
Duskin Company, Ltd.	14,700	382,805
Dvx, Inc.	1,200	8,743
DyDo Group Holdings, Inc.	4,700	194,576
Dynic Corp.	2,300	15,343
Eagle Industry Company, Ltd.	10,900	100,790
Earth Corp.	400	18,315
EAT&Company, Ltd.	1,800	26,809
Ebara Foods Industry, Inc.	1,600	31,005
Ebara Jitsugyo Company, Ltd.	3,100	53,948
Ebase Company, Ltd.	2,600	24,934
Eco’s Company, Ltd.	4,200	53,994
EDION Corp.	27,300	237,125
EF-ON, Inc.	10,380	70,836
eGuarantee, Inc.	9,300	114,668
E-Guardian, Inc. (B)	2,900	48,506
Eidai Company, Ltd.	8,000	24,465
Eiken Chemical Company, Ltd.	9,700	170,179
Eizo Corp.	5,400	196,355
Elan Corp.	6,400	108,471
Elecom Company, Ltd.	5,900	190,570
Elematec Corp.	6,800	60,927

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 37

	Shares	Value
Japan (continued)
EM Systems Company, Ltd. (B)	6,700	$90,709
Endo Lighting Corp.	3,000	19,977
Enigmo, Inc. (A)	3,400	99,079
en-japan, Inc.	11,500	402,531
Enomoto Company, Ltd.	900	5,964
Enplas Corp. (B)	3,900	108,214
Enshu, Ltd.	1,800	18,459
EPCO Company, Ltd.	700	7,071
EPS Holdings, Inc.	11,000	179,148
eRex Company, Ltd.	8,000	94,814
ES-Con Japan, Ltd. (B)	12,800	79,879
ESCRIT, Inc.	1,400	9,497
Escrow Agent Japan, Inc.	4,000	9,796
ESPEC Corp.	6,700	136,906
Evolable Asia Corp. (A)	4,300	84,742
Excel Company, Ltd.	2,900	43,512
Exedy Corp.	11,300	220,903
Extreme Company, Ltd.	700	11,343
F&M Company, Ltd.	1,500	14,138
F@N Communications, Inc.	24,900	119,383
Faith, Inc.	1,610	11,612
FALCO HOLDINGS Company, Ltd.	3,200	48,183
FCC Company, Ltd.	12,100	242,590
FDK Corp. (A)	2,500	18,189
Feed One Company, Ltd.	40,540	66,088
Felissimo Corp.	1,900	16,338
Fenwal Controls of Japan, Ltd.	700	9,481
Ferrotec Holdings Corp.	13,000	101,147
FFRI, Inc. (A)(B)	600	23,644
FIDEA Holdings Company, Ltd.	65,406	70,242
Fields Corp.	6,400	31,375
Financial Products Group Company, Ltd. (B)	26,800	217,624
FINDEX, Inc.	3,900	30,539
First Brothers Company, Ltd.	900	8,786
First Juken Company, Ltd.	3,400	34,480
First-corp, Inc. (B)	2,000	14,030
Fixstars Corp. (B)	4,000	66,087
FJ Next Company, Ltd.	5,300	46,664
Focus Systems Corp.	2,900	22,408
Forval Corp.	1,600	13,776
Foster Electric Company, Ltd.	10,100	141,500
France Bed Holdings Company, Ltd.	8,800	79,543
Freebit Company, Ltd.	3,500	32,430
Freund Corp.	3,000	20,510
Fronteo, Inc.	2,000	6,614
F-Tech, Inc.	5,900	38,387
FTGroup Company, Ltd.	3,900	41,919
Fudo Tetra Corp.	5,720	69,558
Fuji Company, Ltd.	9,700	156,398
Fuji Corp.	21,900	239,202
Fuji Corp.	1,900	36,971
Fuji Corp., Ltd.	9,500	66,018
Fuji Die Company, Ltd.	1,000	5,230
Fuji Kosan Company, Ltd.	1,100	7,091

38 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Kyuko Company, Ltd.	2,800	$101,118
Fuji Oil Company, Ltd.	19,700	46,887
Fuji Pharma Company, Ltd.	6,400	84,385
Fuji Seal International, Inc.	2,000	69,125
Fuji Soft, Inc.	1,100	46,620
Fujibo Holdings, Inc.	4,500	94,367
Fujicco Company, Ltd.	6,200	121,995
Fujikura Composites, Inc.	6,700	23,201
Fujikura Kasei Company, Ltd.	9,900	50,834
Fujikura, Ltd.	94,300	308,635
Fujimi, Inc.	2,800	52,441
Fujimori Kogyo Company, Ltd.	5,500	139,520
Fujio Food System Company, Ltd.	2,800	73,552
Fujisash Company, Ltd.	26,500	20,696
Fujishoji Company, Ltd.	2,400	20,667
Fujita Kanko, Inc.	4,500	108,183
Fujitec Company, Ltd.	20,000	259,745
Fujitsu Frontech, Ltd.	4,600	41,460
Fujitsu General, Ltd.	20,500	289,572
Fujiya Company, Ltd.	4,200	74,832
FuKoKu Company, Ltd.	3,000	19,173
Fukuda Corp.	3,000	116,620
Fukuda Denshi Company, Ltd.	1,100	71,049
Fukui Computer Holdings, Inc.	3,300	73,355
Fukuoka Financial Group, Inc.	7,240	123,268
Fukushima Industries Corp.	4,400	143,043
Fukuyama Transporting Company, Ltd.	6,400	227,419
Full Speed, Inc. (A)	1,100	5,199
FULLCAST Holdings Company, Ltd.	9,500	181,729
Funai Electric Company, Ltd. (A)(B)	9,500	60,916
Funai Soken Holdings, Inc.	16,930	407,919
Furukawa Company, Ltd.	12,600	151,725
Furukawa Electric Company, Ltd.	7,100	187,829
Furuno Electric Company, Ltd.	15,000	126,962
Furusato Industries, Ltd.	3,100	41,720
Furuya Metal Company, Ltd.	700	22,257
Furyu Corp.	4,800	45,101
Fuso Chemical Company, Ltd.	6,100	110,086
Fuso Pharmaceutical Industries, Ltd.	2,500	45,894
Futaba Corp.	12,957	163,909
Futaba Industrial Company, Ltd.	25,700	126,276
Future Corp.	10,000	176,846
Fuyo General Lease Company, Ltd.	7,300	353,605
G-7 Holdings, Inc.	2,700	74,639
Gakken Holdings Company, Ltd.	1,300	54,054
Gakkyusha Company, Ltd.	2,400	28,208
Gakujo Company, Ltd.	3,300	32,860
GCA Corp.	7,500	49,664
Gecoss Corp.	6,500	56,603
Genki Sushi Company, Ltd.	1,300	44,968
Genky DrugStores Company, Ltd. (B)	3,000	71,733
Geo Holdings Corp.	10,500	131,881
Geomatec Company, Ltd.	900	5,601
Geostr Corp.	4,600	14,234

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 39

	Shares	Value
Japan (continued)
Gfoot Company, Ltd.	5,700	$33,577
Giken, Ltd.	7,300	214,534
GL Sciences, Inc.	2,800	34,802
GLOBERIDE, Inc. (B)	3,600	107,649
Glory, Ltd.	15,600	383,454
GMO Cloud K.K.	2,300	68,114
GMO Financial Holdings, Inc.	22,700	116,562
GMO internet, Inc.	4,000	61,698
GMO Pepabo, Inc.	1,000	30,932
Godo Steel, Ltd.	4,300	79,987
Gokurakuyu Holdings Company, Ltd.	3,200	16,382
Goldcrest Company, Ltd.	7,470	120,847
Golf Digest Online, Inc.	2,700	17,004
Grace Technology, Inc.	900	21,575
Grandy House Corp.	5,700	23,065
Gree, Inc.	56,900	256,859
Greens Company, Ltd.	2,000	28,565
GS Yuasa Corp.	20,000	355,435
GSI Creos Corp.	1,100	11,319
G-Tekt Corp.	6,900	93,427
Gun-Ei Chemical Industry Company, Ltd.	1,400	30,718
Gunosy, Inc. (A)(B)	7,200	125,997
Gunze, Ltd.	5,300	220,911
Gurunavi, Inc.	8,700	43,364
H2O Retailing Corp.	22,200	239,070
HABA Laboratories, Inc. (B)	700	52,590
Hagihara Industries, Inc.	7,600	92,058
Hagiwara Electric Holdings Company, Ltd. (B)	2,600	62,287
Hakudo Company, Ltd.	3,200	38,535
Hakuto Company, Ltd.	5,200	54,713
Hakuyosha Company, Ltd.	800	20,894
Halows Company, Ltd.	4,200	84,394
Hamakyorex Company, Ltd.	5,200	172,414
Hamee Corp.	1,000	5,972
Handsman Company, Ltd.	1,300	14,151
Hanwa Company, Ltd.	13,700	344,592
Happinet Corp. (B)	5,800	71,312
Harada Industry Company, Ltd.	2,900	19,394
Hard Off Corp. Company, Ltd.	3,900	25,091
Harima Chemicals Group, Inc.	6,000	53,803
Haruyama Holdings, Inc.	2,700	20,061
Hayashikane Sangyo Company, Ltd.	1,900	10,435
Hazama Ando Corp.	63,300	412,875
Heiwa Real Estate Company, Ltd.	10,200	196,876
Heiwado Company, Ltd.	14,400	252,448
Helios Techno Holding Company, Ltd.	6,400	34,609
Hibino Corp.	700	15,315
Hibiya Engineering, Ltd.	6,700	113,718
Hiday Hidaka Corp.	7,927	146,940
HI-LEX Corp.	7,300	125,183
Himaraya Company, Ltd.	1,700	13,370
Hinokiya Group Company, Ltd.	2,200	40,430
Hioki EE Corp.	4,300	138,119
Hirakawa Hewtech Corp.	3,600	38,232

40 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hiramatsu, Inc.	16,400	$50,649
Hirano Tecseed Company, Ltd.	2,700	36,549
Hirata Corp.	1,800	85,335
Hirose Tusyo, Inc.	600	9,494
Hiroshima Gas Company, Ltd.	16,200	50,255
Hisaka Works, Ltd.	9,000	74,416
Hitachi Zosen Corp.	56,280	184,019
Hito Communications Holdings, Inc.	1,300	19,625
Hochiki Corp.	4,600	47,993
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	8,094
Hodogaya Chemical Company, Ltd.	2,800	65,349
Hogy Medical Company, Ltd.	5,600	176,353
Hokkaido Coca-Cola Bottling Company, Ltd.	200	6,902
Hokkaido Electric Power Company, Inc.	59,100	319,097
Hokkaido Gas Company, Ltd.	6,400	87,863
Hokkan Holdings, Ltd.	3,400	53,259
Hokko Chemical Industry Company, Ltd.	8,600	37,829
Hokuetsu Corp.	51,500	253,465
Hokuetsu Industries Company, Ltd.	8,000	88,886
Hokuhoku Financial Group, Inc.	43,900	468,220
Hokuriku Electric Industry Company, Ltd.	2,500	21,315
Hokuriku Electric Power Company (A)	61,600	444,777
Hokuriku Electrical Construction Company, Ltd.	5,600	43,059
Hokuto Corp.	9,100	149,666
Honda Tsushin Kogyo Company, Ltd.	8,400	36,922
H-One Company, Ltd.	7,700	50,028
Honeys Holdings Company, Ltd.	11,260	101,205
Honma Golf, Ltd. (D)	30,500	28,202
Hoosiers Holdings (B)	11,500	62,352
Hosiden Corp.	22,600	227,383
Hosokawa Micron Corp.	2,800	119,078
Hotland Company, Ltd.	1,800	25,904
House Do Company, Ltd.	1,400	17,103
Howa Machinery, Ltd.	5,300	39,931
HyAS&Company, Inc.	2,500	7,076
I K K, Inc.	3,000	18,169
I.K Company, Ltd. (B)	1,200	5,092
Ibiden Company, Ltd.	20,400	314,742
IBJ Leasing Company, Ltd.	9,800	226,364
IBJ, Inc. (B)	9,500	78,293
Ichibanya Company, Ltd.	5,800	241,793
Ichigo, Inc.	73,800	221,773
Ichiken Company, Ltd.	2,300	35,526
Ichikoh Industries, Ltd.	11,100	57,842
Ichinen Holdings Company, Ltd.	7,500	74,700
Ichiyoshi Securities Company, Ltd.	16,400	116,701
Icom, Inc.	4,000	80,727
ID Holdings Corp.	3,300	32,196
Idec Corp. (B)	11,000	191,675
IDOM, Inc. (B)	44,400	110,483
Ihara Science Corp.	2,200	27,422
Iino Kaiun Kaisha, Ltd.	36,600	116,644
IJTT Company, Ltd.	7,760	38,168
Ikegami Tsushinki Company, Ltd.	1,900	19,081

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 41

	Shares	Value
Japan (continued)
IMAGICA GROUP, Inc.	5,400	$25,792
Imasen Electric Industrial	7,000	55,607
Imuraya Group Company, Ltd.	2,700	53,495
Inaba Denki Sangyo Company, Ltd.	8,000	316,052
Inaba Seisakusho Company, Ltd.	4,900	62,848
Inabata & Company, Ltd.	16,600	205,093
Inageya Company, Ltd.	7,800	95,931
Ines Corp.	7,100	77,240
I-Net Corp.	4,500	51,345
Infocom Corp.	6,900	148,972
Infomart Corp.	29,000	438,473
Information Services International-Dentsu, Ltd.	5,500	170,891
Innotech Corp.	6,900	51,607
Insource Company, Ltd.	1,600	40,790
Intage Holdings, Inc.	12,800	118,341
Intellex Company, Ltd.	1,800	10,808
Intelligent Wave, Inc.	2,900	21,493
Inter Action Corp.	3,100	37,970
Internet Initiative Japan, Inc.	8,700	166,244
Inui Global Logistics Company, Ltd.	6,990	47,791
I-O Data Device, Inc.	3,600	33,895
IR Japan Holdings, Ltd.	1,700	39,668
Iriso Electronics Company, Ltd.	6,000	270,099
I’rom Group Company, Ltd.	2,800	40,210
ISB Corp.	1,300	19,029
Ise Chemicals Corp.	600	17,157
Iseki & Company, Ltd. (B)	9,900	130,727
Ishihara Chemical Company, Ltd.	1,800	24,098
Ishihara Sangyo Kaisha, Ltd.	20,200	187,092
Ishii Iron Works Company, Ltd.	900	16,144
Ishikawa Seisakusho, Ltd. (A)	2,300	29,543
Ishizuka Glass Company, Ltd.	400	8,311
Isolite Insulating Products Company, Ltd.	2,200	9,245
Istyle, Inc. (B)	10,100	72,953
ITbook Holdings Company, Ltd. (A)	2,900	7,906
Itfor, Inc.	11,200	85,431
Itochu Enex Company, Ltd.	17,600	135,322
Itochu-Shokuhin Company, Ltd.	2,000	80,641
Itoham Yonekyu Holdings, Inc.	9,300	56,419
Itoki Corp.	13,300	50,115
Itokuro, Inc. (A)(B)	3,000	66,017
IwaiCosmo Holdings, Inc.	7,900	82,036
Iwaki & Company, Ltd.	12,400	50,212
Iwaki Company, Ltd.	2,600	23,124
Iwasaki Electric Company, Ltd.	3,000	36,336
Iwatani Corp.	12,900	420,835
Iwatsu Electric Company, Ltd.	3,700	26,326
Iwatsuka Confectionery Company, Ltd.	400	14,774
J Trust Company, Ltd. (B)	30,000	133,105
JAC Recruitment Company, Ltd.	7,200	170,208
Jaccs Company, Ltd.	9,600	166,905
Jafco Company, Ltd.	10,900	387,039
Jalux, Inc. (B)	2,100	54,537
Jamco Corp.	4,500	88,634

42 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Janome Sewing Machine Company, Ltd.	8,500	$33,318
Japan Animal Referral Medical Center Company, Ltd. (A)	600	12,055
Japan Asia Group, Ltd.	6,100	19,567
Japan Asia Investment Company, Ltd. (A)	5,400	8,865
Japan Asset Marketing Company, Ltd. (A)	85,600	74,004
Japan Aviation Electronics Industry, Ltd.	16,100	222,774
Japan Best Rescue System Company, Ltd.	6,400	71,403
Japan Cash Machine Company, Ltd. (B)	7,500	74,645
Japan Display, Inc. (A)(B)	192,500	112,066
Japan Electronic Materials Corp.	2,600	12,007
Japan Elevator Service Holdings Company, Ltd. (B)	3,400	68,220
Japan Foundation Engineering Company, Ltd.	8,200	27,368
Japan Investment Adviser Company, Ltd.	1,700	30,061
Japan Lifeline Company, Ltd.	17,800	282,247
Japan Material Company, Ltd.	19,200	238,927
Japan Meat Company, Ltd.	4,800	74,541
Japan Medical Dynamic Marketing, Inc.	5,500	72,477
Japan Oil Transportation Company, Ltd.	1,100	28,532
Japan Petroleum Exploration Company, Ltd.	11,400	236,972
Japan Property Management Center Company, Ltd.	7,900	80,585
Japan Pulp & Paper Company, Ltd.	4,100	142,679
Japan Securities Finance Company, Ltd.	39,400	200,546
Japan Transcity Corp.	12,000	48,757
Jastec Company, Ltd.	3,500	29,003
JBCC Holdings, Inc.	6,000	69,838
JCU Corp.	7,700	139,523
Jeol, Ltd.	12,100	256,147
JFLA Holdings, Inc.	2,400	8,201
JIG-SAW, Inc. (A)	900	29,839
Jimoto Holdings, Inc. (B)	60,200	54,114
JINS, Inc.	5,900	350,640
JK Holdings Company, Ltd.	6,100	30,723
JMS Company, Ltd.	6,400	37,733
Joban Kosan Company, Ltd.	2,000	30,038
J-Oil Mills, Inc.	3,600	131,290
Joshin Denki Company, Ltd.	6,600	132,112
Joyful Honda Company, Ltd.	3,000	33,870
JP-Holdings, Inc.	14,400	36,634
JSB Company, Ltd.	600	19,751
JSP Corp.	5,400	97,498
Juki Corp.	16,500	138,192
Justsystems Corp.	8,300	258,623
JVC Kenwood Corp.	66,028	139,741
K&O Energy Group, Inc.	6,900	102,200
kabu.com Securities Company, Ltd.	31,300	160,656
Kadokawa Dwango Corp.	17,057	225,723
Kadoya Sesame Mills, Inc.	400	15,592
Kaga Electronics Company, Ltd.	6,400	92,677
Kakiyasu Honten Company, Ltd.	3,900	74,822
Kamakura Shinsho, Ltd. (B)	4,400	61,097
Kameda Seika Company, Ltd.	3,700	163,561
Kamei Corp.	10,000	104,209
Kanaden Corp.	7,400	87,754
Kanagawa Chuo Kotsu Company, Ltd.	1,600	56,823

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 43

	Shares	Value
Japan (continued)
Kanamic Network Company, Ltd.	1,900	$38,035
Kanamoto Company, Ltd.	15,100	333,405
Kandenko Company, Ltd.	21,900	176,829
Kaneko Seeds Company, Ltd.	3,900	48,437
Kanematsu Corp.	26,100	292,876
Kanematsu Electronics, Ltd.	4,000	114,460
Kanemi Company, Ltd. (B)	500	13,975
Kansai Mirai Financial Group, Inc.	20,822	133,171
Kansai Super Market, Ltd.	4,200	40,129
Kanto Denka Kogyo Company, Ltd.	18,100	116,170
Kappa Create Company, Ltd.	11,800	148,978
Kasai Kogyo Company, Ltd.	10,500	71,884
Katakura & Co-op Agri Corp.	1,100	11,128
Katakura Industries Company, Ltd.	12,500	137,829
Kato Sangyo Company, Ltd.	8,100	250,652
Kato Works Company, Ltd.	3,100	54,608
KAWADA TECHNOLOGIES, Inc.	1,600	118,186
Kawagishi Bridge Works Company, Ltd.	600	13,322
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	61,014
Kawasaki Kisen Kaisha, Ltd. (A)(B)	32,000	358,513
Kawasumi Laboratories, Inc.	5,500	36,847
Kawata Manufacturing Company, Ltd.	1,600	15,608
KeePer Technical Laboratory Company, Ltd.	2,300	29,004
Keihanshin Building Company, Ltd.	14,700	134,183
Keihin Corp.	16,400	211,792
Keiyo Company, Ltd.	23,500	107,098
KEL Corp.	1,900	13,900
Kenedix, Inc.	100,000	482,639
Kenko Mayonnaise Company, Ltd.	5,300	115,372
Key Coffee, Inc.	4,900	94,631
KFC Holdings Japan, Ltd.	3,500	64,096
KH Neochem Company, Ltd.	12,800	341,551
KI Holdings Company, Ltd. (A)	3,000	12,510
Kimoto Company, Ltd.	15,600	21,467
Kimura Chemical Plants Company, Ltd.	5,900	17,536
Kimura Unity Company, Ltd.	100	945
King Company, Ltd.	2,300	13,004
King Jim Company, Ltd.	3,700	29,370
Kintetsu Department Store Company, Ltd.	2,900	87,998
Kintetsu World Express, Inc.	12,900	166,772
Kirindo Holdings Company, Ltd.	4,600	67,496
Kissei Pharmaceutical Company, Ltd.	9,600	223,712
Ki-Star Real Estate Company, Ltd.	1,900	26,104
Kitagawa Corp.	3,400	63,589
Kitano Construction Corp.	1,500	37,179
Kitanotatsujin Corp.	9,900	51,373
Kito Corp.	6,700	94,395
Kitz Corp.	23,600	154,375
KLab, Inc. (A)	7,500	55,473
KNT-CT Holdings Company, Ltd. (A)	5,300	71,229
Koa Corp.	9,000	103,587
Koatsu Gas Kogyo Company, Ltd.	12,200	90,338
Kobe Electric Railway Company, Ltd. (A)	3,200	117,956
Kobelco Eco-Solutions Company, Ltd.	1,200	19,497

44 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kogi Corp.	600	$6,812
Kohnan Shoji Company, Ltd.	9,300	190,731
Kohsoku Corp.	3,200	32,829
Koike Sanso Kogyo Company, Ltd.	500	10,216
Kojima Company, Ltd. (A)	10,500	46,768
Kokusai Company, Ltd.	2,400	15,605
Kokuyo Company, Ltd.	27,273	358,052
KOMAIHALTEC, Inc.	1,200	17,642
Komatsu Matere Company, Ltd. (B)	10,700	74,908
Komatsu Wall Industry Company, Ltd.	2,700	45,045
KOMEDA Holdings Company, Ltd.	19,700	373,437
Komehyo Company, Ltd.	3,100	27,298
Komeri Company, Ltd.	10,400	203,884
Komori Corp.	18,724	190,719
Konaka Company, Ltd.	10,500	38,845
Kondotec, Inc.	7,100	59,713
Konishi Company, Ltd.	10,100	145,392
Konoike Transport Company, Ltd.	8,900	135,494
Konoshima Chemical Company, Ltd.	1,800	13,068
Kosaido Company, Ltd. (A)	6,200	35,923
Koshidaka Holdings Company, Ltd.	19,100	249,549
Kotobuki Spirits Company, Ltd.	6,100	314,247
Kourakuen Holdings Corp.	5,900	158,326
Kozo Keikaku Engineering, Inc.	800	15,983
Krosaki Harima Corp.	2,100	115,418
KRS Corp.	3,000	54,353
KU Holdings Company, Ltd.	3,500	27,196
Kumagai Gumi Company, Ltd.	12,100	319,464
Kumiai Chemical Industry Company, Ltd.	47,690	323,543
Kunimine Industries Company, Ltd.	2,100	15,560
Kura Sushi, Inc.	5,000	193,665
Kurabo Industries, Ltd.	5,000	87,449
Kureha Corp.	5,900	372,901
Kurimoto, Ltd.	3,600	43,544
Kuriyama Holdings Corp.	6,900	46,996
Kuroda Precision Industries, Ltd.	900	8,020
Kushikatsu Tanaka Holdings Company	1,300	28,761
KVK Corp.	1,500	21,094
KYB Corp. (A)	7,300	187,778
Kyoden Company, Ltd.	10,400	32,811
Kyodo Printing Company, Ltd.	2,200	55,041
Kyoei Steel, Ltd.	7,300	120,349
Kyokuto Boeki Kaisha, Ltd.	2,000	27,144
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,400	149,513
Kyokuto Securities Company, Ltd.	12,900	108,437
Kyokuyo Company, Ltd.	4,100	101,973
KYORIN Holdings, Inc.	11,800	205,752
Kyoritsu Maintenance Company, Ltd.	2,180	108,348
Kyoritsu Printing Company, Ltd.	9,100	14,617
Kyosan Electric Manufacturing Company, Ltd.	14,800	47,702
Kyoto Kimono Yuzen Company, Ltd.	2,600	8,300
Kyowa Electronic Instruments Company, Ltd.	11,400	43,182
Kyowa Leather Cloth Company, Ltd.	5,000	36,086
Kyushu Financial Group, Inc.	23,000	90,293

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 45

	Shares	Value
Japan (continued)
Kyushu Leasing Service Company, Ltd.	3,500	$20,365
LAC Company, Ltd. (B)	4,100	62,838
Lacto Japan Company, Ltd.	1,400	52,853
Land Business Company, Ltd.	1,700	12,102
LAND Company, Ltd. (A)	39,000	2,902
Laox Company, Ltd. (A)	12,200	33,501
Lasertec Corp.	3,900	134,694
LEC, Inc. (B)	8,500	94,479
Leopalace21 Corp. (A)(B)	70,400	205,789
Life Corp.	6,800	143,776
LIFULL Company, Ltd.	29,600	161,192
Like Company, Ltd. (B)	3,100	35,131
LIKE Kidsnext Company, Ltd. (A)	1,600	12,883
Linical Company, Ltd.	3,200	34,419
Link And Motivation, Inc.	8,500	46,853
Lintec Corp.	13,800	271,172
Litalico, Inc. (A)	1,500	22,233
LIXIL VIVA Corp.	8,500	94,825
Lonseal Corp.	500	7,784
Look Holdings, Inc.	1,800	22,270
M&A Capital Partners Company, Ltd. (A)	2,000	114,430
Macnica Fuji Electronics Holdings, Inc.	18,100	210,579
Macromill, Inc.	15,200	172,113
Maeda Kosen Company, Ltd. (B)	7,900	137,961
Maeda Road Construction Company, Ltd.	12,400	248,423
Maezawa Industries, Inc.	5,000	15,617
Maezawa Kasei Industries Company, Ltd.	4,300	40,444
Maezawa Kyuso Industries Company, Ltd.	4,100	72,609
Makino Milling Machine Company, Ltd.	8,415	287,691
Mamezou Holdings Company, Ltd. (B)	5,500	63,229
Mamiya-Op Company, Ltd.	2,000	17,406
Mandom Corp.	1,940	47,246
Mani, Inc.	4,400	272,388
MarkLines Company, Ltd.	3,800	67,357
Mars Group Holdings Corp.	4,500	85,120
Marubun Corp.	7,700	37,921
Marudai Food Company, Ltd.	8,300	146,099
Marufuji Sheet Piling Company, Ltd.	300	6,199
Maruha Nichiro Corp.	11,181	340,486
Maruka Corp.	3,200	54,841
Marumae Company, Ltd. (B)	3,000	19,739
Marusan Securities Company, Ltd.	19,561	101,257
Maruwa Company, Ltd.	2,900	132,869
Maruwa Unyu Kikan Company, Ltd. (B)	3,000	111,920
Maruyama Manufacturing Company, Inc.	900	9,210
Maruzen CHI Holdings Company, Ltd.	4,800	16,549
Maruzen Company, Ltd.	4,100	89,298
Maruzen Showa Unyu Company, Ltd.	4,700	142,180
Marvelous, Inc.	10,800	79,689
Matching Service Japan Company, Ltd.	2,000	27,805
Matsuda Sangyo Company, Ltd.	6,020	80,156
Matsui Construction Company, Ltd.	8,500	47,352
Matsuya Company, Ltd.	12,000	99,619
Matsuyafoods Holdings Company, Ltd.	2,900	88,565

46 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Max Company, Ltd.	9,100	$124,946
Maxell Holdings, Ltd.	20,000	332,634
Maxvalu Nishinihon Company, Ltd.	900	14,423
Maxvalu Tokai Company, Ltd.	2,100	37,675
MCJ Company, Ltd.	22,100	137,874
MEC Company, Ltd.	4,900	46,074
Media Do Holdings Company, Ltd.	1,700	51,379
Medical Data Vision Company, Ltd. (A)(B)	4,400	58,300
Medical System Network Company, Ltd.	6,600	29,453
Medius Holdings Company, Ltd.	2,500	16,552
MedPeer, Inc. (A)	1,200	31,583
Megachips Corp. (B)	4,800	54,455
Megmilk Snow Brand Company, Ltd.	15,300	303,285
Meidensha Corp.	13,417	185,008
Meiji Electric Industries Company, Ltd.	2,800	33,529
Meiji Shipping Company, Ltd.	6,300	17,588
Meiko Electronics Company, Ltd. (B)	8,600	119,965
Meiko Network Japan Company, Ltd.	6,400	56,395
Meisei Industrial Company, Ltd.	16,200	97,748
Meitec Corp.	8,500	403,009
Meito Sangyo Company, Ltd.	4,300	56,774
Meiwa Corp.	10,600	36,156
Meiwa Estate Company, Ltd.	3,300	15,708
Melco Holdings, Inc.	1,300	36,365
Members Company, Ltd. (B)	2,700	46,804
Menicon Company, Ltd.	7,500	253,150
Mercuria Investment Company, Ltd.	1,700	10,368
Metaps, Inc. (A)	5,300	53,603
METAWATER Company, Ltd.	3,800	113,543
Micronics Japan Company, Ltd.	11,500	95,106
Mie Kotsu Group Holdings, Inc.	16,600	90,034
Mikuni Corp.	8,400	28,603
Milbon Company, Ltd.	10,320	485,908
MIMAKI ENGINEERING Company, Ltd.	5,100	27,076
Mimasu Semiconductor Industry Company, Ltd.	10,000	134,814
Ministop Company, Ltd.	9,800	145,647
Miraca Holdings, Inc.	20,100	456,656
Miraial Company, Ltd.	3,700	35,662
Mirait Holdings Corp. (B)	24,220	378,697
Miroku Jyoho Service Company, Ltd.	5,700	168,321
Misawa Homes Company, Ltd.	9,600	85,620
Mitani Corp.	4,200	217,990
Mitani Sangyo Company, Ltd.	8,100	20,981
Mitani Sekisan Company, Ltd.	3,200	83,528
Mito Securities Company, Ltd.	24,200	44,954
Mitsuba Corp. (B)	13,300	63,342
Mitsubishi Kakoki Kaisha, Ltd.	1,900	26,557
Mitsubishi Logisnext Company, Ltd.	9,200	96,146
Mitsubishi Paper Mills, Ltd.	13,838	70,852
Mitsubishi Pencil Company, Ltd.	5,700	101,099
Mitsubishi Research Institute, Inc.	2,100	62,318
Mitsubishi Shokuhin Company, Ltd.	5,000	130,295
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	49,172
Mitsuboshi Belting, Ltd.	7,600	137,133

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 47

	Shares	Value
Japan (continued)
Mitsui E&S Holdings Company, Ltd. (A)	27,300	$216,681
Mitsui High-Tec, Inc.	6,600	61,708
Mitsui Matsushima Holdings Company, Ltd.	5,200	57,699
Mitsui Mining & Smelting Company, Ltd.	21,400	449,915
Mitsui Sugar Company, Ltd.	6,200	130,455
Mitsui-Soko Holdings Company, Ltd.	8,200	121,331
Mitsumura Printing Company, Ltd.	400	7,057
Mitsuuroko Group Holdings Company, Ltd. (B)	12,700	89,447
Mixi, Inc.	7,400	155,715
Miyaji Engineering Group, Inc.	2,600	40,209
Miyoshi Oil & Fat Company, Ltd.	2,600	26,751
Mizuho Medy Company, Ltd.	800	13,934
Mizuno Corp.	7,100	156,835
Mobile Factory, Inc. (A)	3,400	44,778
Mochida Pharmaceutical Company, Ltd.	3,600	164,154
Modec, Inc.	5,800	145,306
Molitec Steel Company, Ltd.	3,400	10,534
Monex Group, Inc. (B)	59,000	179,266
Money Partners Group Company, Ltd.	4,700	12,409
MORESCO Corp.	3,000	38,452
Mori-Gumi Company, Ltd.	3,900	11,611
Morinaga Milk Industry Company, Ltd.	12,200	443,604
Morita Holdings Corp.	9,600	167,267
Morito Company, Ltd.	9,500	69,473
Morozoff, Ltd.	1,000	45,168
Mory Industries, Inc.	2,200	36,546
MrMax Holdings, Ltd.	11,300	46,492
MTI, Ltd.	9,900	60,331
Mugen Estate Company, Ltd.	4,300	21,899
Murakami Corp.	2,100	45,443
Musashi Company, Ltd.	900	18,845
Musashi Seimitsu Industry Company, Ltd.	16,000	196,596
Mutoh Holdings Company, Ltd.	600	9,059
Mynet, Inc. (A)	3,800	26,843
N Field Company, Ltd.	3,200	21,247
NAC Company, Ltd.	5,500	46,664
Nachi-Fujikoshi Corp.	7,100	267,716
Nadex Company, Ltd.	1,200	9,184
Nafco Company, Ltd.	3,200	42,794
Nagaileben Company, Ltd.	2,300	50,469
Nagano Keiki Company, Ltd.	5,500	34,350
Nagase & Company, Ltd.	13,500	195,822
Nagatanien Holdings Company, Ltd.	3,900	76,836
Nagawa Company, Ltd. (B)	2,200	116,483
Naigai Trans Line, Ltd.	2,800	30,497
Nakabayashi Company, Ltd.	8,300	38,052
Nakamoto Packs Company, Ltd.	800	10,588
Nakamuraya Company, Ltd.	1,600	63,185
Nakanishi, Inc.	15,700	290,529
Nakano Corp.	4,800	19,084
Nakayama Steel Works, Ltd.	10,000	43,289
Nakayamafuku Company, Ltd.	4,400	20,919
Nakayo, Inc.	1,000	13,730
Namura Shipbuilding Company, Ltd. (B)	21,772	58,060

48 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Narasaki Sangyo Company, Ltd.	1,600	$24,924
Natori Company, Ltd.	4,000	57,156
NEC Capital Solutions, Ltd.	3,100	49,526
NEC Networks & System Integration Corp.	7,600	190,590
Neturen Company, Ltd.	15,300	114,580
New Japan Chemical Company, Ltd. (A)	8,300	14,569
Nextage Company, Ltd.	5,800	58,971
Nexyz Group Corp.	2,600	59,142
NF Corp.	1,500	24,433
Nicca Chemical Company, Ltd.	2,500	20,925
Nice Holdings, Inc.	2,300	12,521
Nichia Steel Works, Ltd.	11,800	34,357
Nichias Corp.	19,800	329,758
Nichiban Company, Ltd.	4,000	85,762
Nichicon Corp.	17,573	128,158
Nichiden Corp.	5,600	85,267
Nichiha Corp.	8,300	216,632
NichiiGakkan Company, Ltd.	13,500	173,810
Nichi-iko Pharmaceutical Company, Ltd.	15,600	176,146
Nichimo Company, Ltd.	700	11,102
Nichireki Company, Ltd.	9,100	84,493
Nichirin Company, Ltd.	4,690	68,578
Nihon Chouzai Company, Ltd.	2,480	81,002
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	18,573
Nihon Dengi Company, Ltd.	1,100	28,359
Nihon Denkei Company, Ltd.	1,400	17,106
Nihon Eslead Corp.	3,700	51,542
Nihon Flush Company, Ltd. (B)	3,400	76,893
Nihon House Holdings Company, Ltd.	25,400	94,954
Nihon Kagaku Sangyo Company, Ltd.	3,200	30,115
Nihon Nohyaku Company, Ltd.	15,800	58,719
Nihon Parkerizing Company, Ltd.	24,500	269,260
Nihon Plast Company, Ltd. (B)	7,300	44,885
Nihon Tokushu Toryo Company, Ltd.	4,800	51,405
Nihon Yamamura Glass Company, Ltd.	2,800	37,292
Niitaka Company, Ltd.	800	10,474
Nikkato Corp.	2,200	13,339
Nikkiso Company, Ltd.	23,400	299,146
Nikko Company, Ltd.	1,600	38,149
Nikkon Holdings Company, Ltd.	19,300	436,456
Nippi, Inc.	400	11,057
Nippon Air Conditioning Services Company, Ltd. (B)	10,200	62,679
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	82,945
Nippon Carbide Industries Company, Inc.	2,500	30,112
Nippon Carbon Company, Ltd. (B)	5,600	201,418
Nippon Chemical Industrial Company, Ltd.	2,500	39,426
Nippon Chemi-Con Corp.	6,927	98,536
Nippon Chemiphar Company, Ltd.	1,100	29,120
Nippon Coke & Engineering Company, Ltd. (B)	61,100	52,257
Nippon Commercial Development Company, Ltd.	2,600	34,818
Nippon Concept Corp.	3,300	35,676
Nippon Concrete Industries Company, Ltd.	18,600	48,777
Nippon Denko Company, Ltd.	51,000	89,186
Nippon Densetsu Kogyo Company, Ltd.	11,300	237,093

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 49

	Shares	Value
Japan (continued)
Nippon Felt Company, Ltd.	2,700	$11,300
Nippon Filcon Company, Ltd.	5,600	25,779
Nippon Fine Chemical Company, Ltd.	4,400	50,786
Nippon Flour Mills Company, Ltd.	17,300	282,876
Nippon Gas Company, Ltd.	10,500	247,780
Nippon Hume Corp.	8,600	54,357
Nippon Kanzai Company, Ltd.	4,100	68,475
Nippon Kinzoku Company, Ltd.	1,300	10,013
Nippon Kodoshi Corp.	2,000	21,212
Nippon Koei Company, Ltd.	6,800	149,979
Nippon Koshuha Steel Company, Ltd.	2,400	10,110
Nippon Light Metal Holdings Company, Ltd.	203,700	429,081
Nippon Paper Industries Company, Ltd.	3,100	53,000
Nippon Parking Development Company, Ltd.	102,300	162,687
Nippon Pillar Packing Company, Ltd.	7,600	74,580
Nippon Piston Ring Company, Ltd.	3,400	41,812
Nippon Rietec Company, Ltd.	3,000	41,080
Nippon Seiki Company, Ltd.	13,400	217,200
Nippon Seisen Company, Ltd.	1,600	37,204
Nippon Sharyo, Ltd. (A)(B)	4,900	113,156
Nippon Sheet Glass Company, Ltd.	33,300	216,515
Nippon Signal Company, Ltd.	16,500	167,563
Nippon Soda Company, Ltd.	9,000	213,950
Nippon Steel Trading Corp.	5,968	228,898
Nippon Systemware Company, Ltd.	3,000	67,266
Nippon Thompson Company, Ltd.	22,000	86,976
Nippon View Hotel Company, Ltd.	1,200	12,468
Nippon Yakin Kogyo Company, Ltd. (B)	59,200	110,402
Nireco Corp.	1,900	14,894
Nishikawa Rubber Company, Ltd.	3,300	53,483
Nishimatsu Construction Company, Ltd.	21,100	401,540
Nishimatsuya Chain Company, Ltd.	27,100	217,037
Nishimoto Company, Ltd.	300	11,015
Nishi-Nippon Financial Holdings, Inc.	42,200	306,985
Nishi-Nippon Railroad Company, Ltd.	7,800	169,806
Nishio Rent All Company, Ltd.	8,800	227,418
Nissan Shatai Company, Ltd.	21,300	192,587
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	20,430
Nissei ASB Machine Company, Ltd.	3,000	80,275
Nissei Corp.	1,100	11,622
Nissei Plastic Industrial Company, Ltd.	7,100	57,877
Nissha Company, Ltd.	8,500	78,580
Nisshin Fudosan Company, Ltd.	12,000	47,500
Nisshinbo Holdings, Inc.	83,557	577,659
Nissin Corp.	5,200	83,509
Nissin Electric Company, Ltd.	17,700	170,359
Nissin Kogyo Company, Ltd.	14,600	181,688
Nissin Sugar Company, Ltd.	4,100	68,690
Nissui Pharmaceutical Company, Ltd.	3,800	41,506
Nitta Corp.	6,400	177,673
Nitta Gelatin, Inc.	3,400	21,988
Nittan Valve Company, Ltd.	4,000	10,611
Nittetsu Mining Company, Ltd.	2,100	82,402
Nitto Boseki Company, Ltd.	8,045	145,240

50 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nitto FC Company, Ltd. (B)	5,400	$59,634
Nitto Fuji Flour Milling Company, Ltd.	400	21,359
Nitto Kogyo Corp.	9,200	156,776
Nitto Kohki Company, Ltd.	3,400	64,905
Nitto Seiko Company, Ltd.	18,800	94,845
Nittoc Construction Company, Ltd.	7,600	41,720
NJS Company, Ltd.	3,400	51,734
nms Holdings Company	2,400	7,635
Noda Corp.	2,500	17,731
Noevir Holdings Company, Ltd.	2,700	140,276
Nohmi Bosai, Ltd.	7,500	141,606
Nojima Corp.	10,200	170,917
Nomura Company, Ltd.	35,000	439,764
Noritake Company, Ltd.	3,600	150,847
Noritsu Koki Company, Ltd. (B)	7,100	110,787
Noritz Corp.	12,900	162,438
North Pacific Bank, Ltd.	102,500	238,123
Nozawa Corp.	2,600	15,188
NS Tool Company, Ltd. (B)	2,700	53,403
NS United Kaiun Kaisha, Ltd.	3,800	78,898
NSD Company, Ltd.	10,206	283,257
NTN Corp.	73,700	192,427
NuFlare Technology, Inc.	1,500	92,610
OAK Capital Corp.	16,400	20,725
Oat Agrio Company, Ltd.	400	4,617
Obara Group, Inc.	3,700	120,463
Odawara Engineering Company, Ltd. (B)	700	10,445
Odelic Company, Ltd.	1,000	34,700
Oenon Holdings, Inc.	26,700	89,358
Ohara, Inc.	2,700	31,961
Ohashi Technica, Inc.	4,900	62,397
Ohba Company, Ltd.	600	3,406
Ohmoto Gumi Company, Ltd.	400	17,888
Ohsho Food Service Corp.	4,300	262,342
Oiles Corp.	8,372	112,375
Okabe Company, Ltd.	20,200	178,428
Okada Aiyon Corp.	2,200	25,811
Okamoto Industries, Inc.	3,100	137,424
Okamoto Machine Tool Works, Ltd.	1,300	25,853
Okamura Corp.	19,800	192,968
Okasan Securities Group, Inc.	51,700	183,173
Okaya Electric Industries Company, Ltd.	2,700	9,307
Oki Electric Industry Company, Ltd.	27,900	342,664
Okinawa Cellular Telephone Company	3,700	115,883
OKK Corp.	2,500	16,716
OKUMA Corp.	6,176	299,204
Okumura Corp.	10,600	323,396
Okura Industrial Company, Ltd.	3,400	53,659
Okuwa Company, Ltd.	13,300	129,466
Olympic Group Corp.	3,100	18,997
ONO Sokki Company, Ltd.	2,000	10,604
Onoken Company, Ltd.	7,100	89,002
Onward Holdings Company, Ltd.	53,300	279,807
Ootoya Holdings Company, Ltd.	2,000	39,546

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 51

	Shares	Value
Japan (continued)
Open Door, Inc. (A)	2,500	$69,069
Optex Group Company, Ltd.	14,900	176,257
Organo Corp.	2,800	83,433
Origin Company, Ltd.	2,200	28,444
Oro Company, Ltd. (B)	1,400	36,654
Osaka Organic Chemical Industry, Ltd.	9,100	78,989
Osaka Soda Company, Ltd.	5,000	119,458
Osaka Steel Company, Ltd.	4,700	73,549
OSAKA Titanium Technologies Company, Ltd. (B)	7,100	104,051
Osaki Electric Company, Ltd.	18,300	106,686
OSG Corp.	12,200	229,276
OSJB Holdings Corp.	54,400	138,479
Otsuka Kagu, Ltd. (A)	4,600	10,414
OUG Holdings, Inc.	1,200	28,052
Outsourcing, Inc.	47,900	495,054
Oyo Corp.	13,200	127,869
Ozu Corp. (B)	2,000	31,125
Pacific Industrial Company, Ltd.	15,100	196,553
Pacific Metals Company, Ltd. (B)	6,600	133,751
PAL GROUP Holdings Company, Ltd.	5,100	154,230
Paltek Corp.	1,800	9,518
PAPYLESS Company, Ltd.	600	10,886
Paraca, Inc.	2,500	45,279
Paramount Bed Holdings Company, Ltd.	5,900	223,558
Parco Company, Ltd.	11,600	113,717
Paris Miki Holdings, Inc.	9,700	29,669
Parker Corp.	4,000	16,970
Pasona Group, Inc.	9,900	151,423
PC Depot Corp.	13,900	49,854
PCI Holdings, Inc.	800	14,569
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	26,733
Penta-Ocean Construction Company, Ltd.	93,100	411,947
People Company, Ltd.	1,200	12,990
Pepper Food Service Company, Ltd. (B)	2,900	51,321
Phil Company, Inc. (A)(B)	1,400	51,697
PIA Corp. (B)	1,500	66,634
Pickles Corp.	2,100	36,920
Pilot Corp.	2,000	74,456
Piolax, Inc.	10,000	163,599
Plant Company, Ltd.	900	6,442
Plenus Company, Ltd. (B)	8,200	138,308
Poletowin Pitcrew Holdings, Inc.	12,800	123,812
Press Kogyo Company, Ltd.	31,100	132,196
Pressance Corp.	12,800	159,863
Prestige International, Inc.	15,600	214,683
Prima Meat Packers, Ltd.	9,400	183,236
Pronexus, Inc. (B)	4,800	52,968
Properst Company, Ltd.	9,300	14,027
Pro-Ship, Inc.	1,000	10,684
Prospect Company, Ltd. (A)(B)	148,000	23,153
Proto Corp.	3,400	56,022
PS Mitsubishi Construction Company, Ltd.	12,700	72,401
Punch Industry Company, Ltd.	4,200	18,617
Qol Holdings Company, Ltd.	7,700	101,727

52 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Quick Company, Ltd.	3,900	$59,497
Raccoon Holdings, Inc.	6,900	40,464
Raito Kogyo Company, Ltd.	14,900	182,038
Rakus Company, Ltd.	4,600	107,560
Rasa Corp.	2,900	20,461
Rasa Industries, Ltd. (B)	2,100	24,987
Raysum Company, Ltd.	6,600	54,923
RECOMM Company, Ltd.	19,800	22,135
Relia, Inc.	15,200	164,026
Remixpoint, Inc. (A)(B)	5,900	19,312
Renaissance, Inc.	5,000	88,046
Renesas Easton Company, Ltd.	4,400	17,413
RENOVA, Inc. (A)	5,000	39,215
Renown, Inc. (A)	15,500	13,812
Resol Holdings Company, Ltd.	800	28,813
Resorttrust, Inc.	29,400	452,971
Restar Holdings Corp.	5,000	68,380
Retail Partners Company, Ltd.	5,300	55,934
Rheon Automatic Machinery Company, Ltd.	7,800	112,995
Rhythm Watch Company, Ltd.	2,000	22,166
Riberesute Corp.	2,000	14,573
Ricoh Leasing Company, Ltd.	5,600	172,276
Ride On Express Holdings Company, Ltd.	1,600	17,535
Right On Company, Ltd.	7,900	51,039
Riken Corp.	3,400	134,131
Riken Keiki Company, Ltd.	5,400	95,415
Riken Technos Corp.	15,000	65,443
Riken Vitamin Company, Ltd.	3,500	111,923
Ringer Hut Company, Ltd.	10,800	233,185
Rion Company, Ltd.	3,500	67,431
Riso Kagaku Corp.	7,600	121,664
Riso Kyoiku Company, Ltd.	48,000	192,348
Rock Field Company, Ltd.	6,500	94,499
Rokko Butter Company, Ltd. (B)	5,700	105,033
Roland DG Corp.	6,300	140,632
Rorze Corp.	2,400	46,544
Round One Corp.	22,100	326,812
Royal Holdings Company, Ltd.	12,200	301,974
Rozetta Corp. (A)	3,500	104,346
RS Technologies Company, Ltd.	1,500	31,961
RVH, Inc. (A)	2,900	4,811
Ryobi, Ltd.	12,600	228,373
Ryoden Corp.	6,000	84,634
Ryosan Company, Ltd.	7,729	180,518
Ryoyo Electro Corp.	10,000	153,402
S Foods, Inc.	4,100	137,946
S Line Company, Ltd.	2,000	17,430
S&B Foods, Inc.	1,500	55,001
Sac’s Bar Holdings, Inc.	6,000	55,168
Sagami Rubber Industries Company, Ltd.	2,000	31,474
Saibu Gas Company, Ltd.	9,700	202,980
Saison Information Systems Company, Ltd.	1,000	14,268
Saizeriya Company, Ltd.	13,900	309,701
Sakai Chemical Industry Company, Ltd.	5,800	131,208

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 53

	Shares	Value
Japan (continued)
Sakai Heavy Industries, Ltd.	1,600	$38,114
Sakai Moving Service Company, Ltd.	3,600	212,769
Sakai Ovex Company, Ltd.	2,000	30,254
Sakata INX Corp.	22,900	199,771
Sakura Internet, Inc.	4,500	20,703
Sala Corp.	28,600	146,348
Samco, Inc.	1,600	11,259
SAMTY Company, Ltd.	7,400	96,754
San Holdings, Inc.	1,700	35,213
San ju San Financial Group, Inc.	6,320	83,555
San-A Company, Ltd.	7,700	297,970
San-Ai Oil Company, Ltd.	19,500	168,802
Sanden Holdings Corp. (A)	8,800	40,493
Sanei Architecture Planning Company, Ltd.	4,100	55,138
Sangetsu Corp.	13,200	251,706
Sanix, Inc. (A)	12,300	23,533
Sanken Electric Company, Ltd.	8,587	170,237
Sanki Engineering Company, Ltd.	16,000	179,368
Sanko Gosei, Ltd.	3,100	9,199
Sanko Metal Industrial Company, Ltd.	600	13,568
Sankyo Frontier Company, Ltd.	1,300	42,485
Sankyo Seiko Company, Ltd.	10,400	49,502
Sankyo Tateyama, Inc.	13,500	140,751
Sanoh Industrial Company, Ltd.	12,900	45,655
Sanoyas Holdings Corp.	9,400	17,675
Sansei Landic Company, Ltd.	1,100	7,190
Sansei Technologies, Inc. (B)	3,900	39,230
Sansha Electric Manufacturing Company, Ltd.	4,100	28,608
Sanshin Electronics Company, Ltd.	6,200	100,743
Sanyo Chemical Industries, Ltd.	4,200	214,663
Sanyo Denki Company, Ltd.	3,500	121,206
Sanyo Electric Railway Company, Ltd. (B)	6,600	136,232
Sanyo Engineering & Construction, Inc.	1,900	11,552
Sanyo Housing Nagoya Company, Ltd.	5,700	45,594
Sanyo Shokai, Ltd.	7,500	120,862
Sanyo Special Steel Company, Ltd.	6,229	84,110
Sanyo Trading Company, Ltd.	3,100	62,685
Sapporo Holdings, Ltd.	18,500	384,037
Sata Construction Company, Ltd.	1,800	5,913
Sato Holdings Corp.	9,000	223,601
Sato Shoji Corp.	4,900	39,977
Satori Electric Company, Ltd.	7,100	56,578
Sawada Holdings Company, Ltd.	8,500	66,737
Saxa Holdings, Inc.	1,800	30,358
SBS Holdings, Inc. (B)	9,600	148,978
Scala, Inc.	7,500	57,100
Scroll Corp. (B)	12,700	39,707
SEC Carbon, Ltd.	500	40,329
Seed Company, Ltd.	3,300	32,104
Seika Corp.	3,800	43,332
Seikagaku Corp.	12,700	144,627
Seikitokyu Kogyo Company, Ltd.	13,200	74,730
Seiko Holdings Corp.	9,500	175,961
Seiko PMC Corp.	5,600	37,421

54 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Seikoh Giken Company, Ltd.	1,200	$25,222
Seiren Company, Ltd.	15,500	195,394
Sekisui Jushi Corp.	9,100	169,822
Sekisui Plastics Company, Ltd.	9,800	63,406
Senko Group Holdings Company, Ltd.	36,400	293,003
Senshu Electric Company, Ltd.	4,100	87,280
Senshu Ikeda Holdings, Inc.	92,900	181,546
Senshukai Company, Ltd. (A)	12,400	29,529
SFP Holdings Company, Ltd.	2,300	38,944
Sharingtechnology, Inc. (A)	1,500	9,195
Shibaura Electronics Company, Ltd. (B)	2,700	71,774
Shibaura Mechatronics Corp.	1,600	37,808
Shibuya Corp.	6,300	166,288
Shidax Corp. (A)	6,600	16,528
SHIFT, Inc. (A)	1,300	70,731
Shikibo, Ltd.	2,100	17,901
Shikoku Chemicals Corp.	12,000	110,744
Shima Seiki Manufacturing, Ltd.	8,700	237,543
Shimachu Company, Ltd.	12,800	288,899
Shimojima Company, Ltd.	3,900	36,956
Shin Nippon Air Technologies Company, Ltd.	4,400	68,950
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	47,176
Shinagawa Refractories Company, Ltd.	2,100	56,114
Shindengen Electric Manufacturing Company, Ltd.	2,700	85,192
Shin-Etsu Polymer Company, Ltd.	14,700	99,649
Shinkawa, Ltd. (A)	11,100	34,851
Shin-Keisei Electric Railway Company, Ltd.	2,200	42,139
Shinko Electric Industries Company, Ltd.	25,400	202,169
Shinko Plantech Company, Ltd.	15,200	168,089
Shinko Shoji Company, Ltd.	6,700	113,157
Shinmaywa Industries, Ltd.	22,000	261,679
Shinnihon Corp.	9,600	77,534
Shinoken Group Company, Ltd.	6,400	47,941
Shinsho Corp.	1,500	31,204
Shinwa Company, Ltd.	4,600	90,273
Ship Healthcare Holdings, Inc.	4,700	199,157
Shizuki Electric Company, Inc.	5,000	26,904
Shizuoka Gas Company, Ltd.	25,300	190,709
Shobunsha Publications, Inc. (A)	4,100	14,105
Shoei Company, Ltd.	5,600	220,458
Shoei Foods Corp. (B)	2,900	80,816
Shofu, Inc.	3,500	41,008
Shoko Company, Ltd. (A)	1,700	9,781
Showa Aircraft Industry Company, Ltd.	2,000	24,145
Showa Corp.	16,800	204,667
Showa Sangyo Company, Ltd.	5,800	161,985
Showa Shinku Company, Ltd.	900	9,768
Sigma Koki Company, Ltd.	1,800	19,426
SIGMAXYZ, Inc. (B)	5,800	70,156
Siix Corp.	14,700	159,832
Sinanen Holdings Company, Ltd.	2,400	40,816
Sinfonia Technology Company, Ltd.	8,300	88,961
Sinko Industries, Ltd.	6,400	93,621
Sintokogio, Ltd.	15,500	129,690

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 55

	Shares	Value
Japan (continued)
SK Kaken Company, Ltd.	200	$87,296
SK-Electronics Company, Ltd.	4,900	85,245
SKY Perfect JSAT Holdings, Inc.	55,800	211,315
SMK Corp.	1,800	42,346
SMS Company, Ltd.	21,700	523,837
Snow Peak, Inc.	5,100	65,260
SNT Corp.	11,900	37,671
Soda Nikka Company, Ltd.	5,800	27,003
Sodick Company, Ltd.	25,800	220,413
Soft99 Corp.	1,300	10,702
Softbank Technology Corp.	3,400	72,626
Softbrain Company, Ltd.	6,100	26,341
Softcreate Holdings Corp.	2,100	29,337
Software Service, Inc. (B)	900	83,360
Sogo Medical Holdings Company, Ltd.	4,900	78,281
Soken Chemical & Engineering Company, Ltd.	2,800	38,792
Solasto Corp.	14,100	123,910
SoldOut, Inc.	500	10,272
Soliton Systems KK	1,800	15,650
So-net Media Networks Corp. (A)	900	6,486
Soshin Electric Company, Ltd. (B)	2,400	9,562
Sotoh Company, Ltd.	2,400	21,058
Sourcenext Corp.	19,200	78,863
Space Company, Ltd.	2,970	31,695
Space Value Holdings Company, Ltd. (B)	10,100	49,984
Sparx Group Company, Ltd. (B)	37,700	81,146
SPK Corp.	900	19,812
S-Pool, Inc. (B)	3,500	89,580
SRA Holdings	3,500	77,846
SRS Holdings Company, Ltd. (B)	10,200	94,508
St. Marc Holdings Company, Ltd.	5,600	121,489
Star Mica Company, Ltd. (B)(C)	2,800	31,659
Star Micronics Company, Ltd.	13,500	163,445
Starts Corp., Inc.	11,000	257,981
Starzen Company, Ltd.	2,900	107,069
St-Care Holding Corp.	3,300	14,747
Stella Chemifa Corp.	3,500	85,171
Step Company, Ltd.	2,000	25,964
Strike Company, Ltd.	2,700	47,440
Studio Alice Company, Ltd.	5,400	100,616
Subaru Enterprise Company, Ltd.	700	34,761
Sugimoto & Company, Ltd.	3,200	60,898
Sumida Corp.	9,100	92,782
Suminoe Textile Company, Ltd.	2,199	56,012
Sumiseki Holdings, Inc.	21,100	22,101
Sumitomo Bakelite Company, Ltd.	5,600	190,782
Sumitomo Densetsu Company, Ltd.	6,000	90,290
Sumitomo Mitsui Construction Company, Ltd.	55,760	315,123
Sumitomo Osaka Cement Company, Ltd.	12,700	491,794
Sumitomo Precision Products Company, Ltd.	900	22,939
Sumitomo Riko Company, Ltd.	13,500	96,010
Sumitomo Seika Chemicals Company, Ltd.	3,900	119,866
Sun Frontier Fudousan Company, Ltd.	12,300	113,022
Suncall Corp.	7,800	35,687

56 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Sun-Wa Technos Corp.	2,900	$20,929
Sushiro Global Holdings, Ltd.	700	48,558
Suzuki Company, Ltd.	3,500	19,626
SWCC Showa Holdings Company, Ltd.	9,700	66,129
Synchro Food Company, Ltd. (A)	1,500	7,840
System Information Company, Ltd.	2,200	16,560
System Research Company, Ltd.	400	10,516
Systemsoft Corp.	10,000	8,720
Systena Corp.	22,100	318,172
Syuppin Company, Ltd.	5,600	43,470
T Hasegawa Company, Ltd.	11,800	194,581
T RAD Company, Ltd.	1,900	32,171
T&K Toka Company, Ltd.	7,300	61,879
Tachibana Eletech Company, Ltd.	6,500	90,603
Tachikawa Corp.	3,700	40,760
Tachi-S Company, Ltd.	10,700	126,551
Tadano, Ltd.	34,400	330,579
Taihei Dengyo Kaisha, Ltd.	5,500	102,556
Taiheiyo Kouhatsu, Inc.	1,200	7,613
Taiho Kogyo Company, Ltd.	8,000	58,631
Taikisha, Ltd.	7,200	213,449
Taisei Lamick Company, Ltd.	2,500	64,996
Taiyo Holdings Company, Ltd.	6,000	181,942
Takachiho Koheki Company, Ltd.	1,300	11,680
Takagi Seiko Corp.	400	8,904
Takamatsu Construction Group Company, Ltd.	4,900	104,644
Takamatsu Machinery Company, Ltd.	1,100	8,184
Takamiya Company, Ltd.	6,000	41,372
Takano Company, Ltd.	2,400	16,358
Takaoka Toko Company, Ltd.	3,970	41,112
Takara Leben Company, Ltd.	37,000	125,276
Takara Printing Company, Ltd.	4,400	65,367
Takara Standard Company, Ltd.	12,100	181,490
Takasago International Corp.	5,100	144,205
Takasago Thermal Engineering Company, Ltd.	14,100	216,082
Takashima & Company, Ltd.	1,400	20,877
Take And Give Needs Company, Ltd.	3,980	38,700
TAKEBISHI Corp.	2,500	28,932
Takeei Corp.	7,600	61,467
Takemoto Yohki Company, Ltd.	4,400	44,317
Takeuchi Manufacturing Company, Ltd.	16,600	270,294
Takihyo Company, Ltd.	1,600	26,118
Takisawa Machine Tool Company, Ltd.	2,600	33,323
Takuma Company, Ltd.	12,800	166,469
Tama Home Company, Ltd. (B)	9,800	90,080
Tamron Company, Ltd.	8,800	177,070
Tamura Corp.	23,200	111,435
TANABE ENGINEERING Corp.	1,900	12,757
Tanabe Management Consulting Company, Ltd.	900	9,902
Tanseisha Company, Ltd.	18,000	185,223
Taoka Chemical Company, Ltd.	500	14,626
Tateru, Inc. (B)	5,700	11,920
Tatsuta Electric Wire & Cable Company, Ltd.	14,200	56,877
Tayca Corp.	5,800	120,228

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 57

	Shares	Value
Japan (continued)
Tazmo Company, Ltd.	2,100	$14,734
TBK Company, Ltd.	6,000	21,025
TDC Soft, Inc.	6,600	47,721
Tear Corp.	4,900	28,664
TechMatrix Corp.	4,200	72,618
TECHNO ASSOCIE Company, Ltd. (B)	1,000	11,525
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	10,410
Techno Medica Company, Ltd.	1,500	29,168
Techno Ryowa, Ltd.	3,800	27,930
Techno Smart Corp.	3,200	20,313
TechnoPro Holdings, Inc.	400	20,313
Tecnos Japan, Inc.	6,000	31,003
Teikoku Electric Manufacturing Company, Ltd.	9,200	100,442
Teikoku Sen-I Company, Ltd.	3,900	79,213
Teikoku Tsushin Kogyo Company, Ltd.	2,800	29,886
Tekken Corp.	4,500	121,842
Tenma Corp.	6,300	103,332
Tenox Corp.	2,100	16,269
Tenpos Holdings Company, Ltd. (B)	900	17,720
Teraoka Seisakusho Company, Ltd.	2,900	12,761
Terilogy Company, Ltd. (A)(B)	2,100	18,327
TESEC Corp.	1,400	11,597
T-Gaia Corp.	7,100	114,325
The 77 Bank, Ltd.	21,200	316,630
The Aichi Bank, Ltd.	3,200	105,393
The Akita Bank, Ltd.	6,100	118,355
The Aomori Bank, Ltd.	7,400	189,970
The Awa Bank, Ltd.	13,200	321,548
The Bank of Iwate, Ltd.	6,200	166,654
The Bank of Kochi, Ltd.	2,600	17,316
The Bank of Nagoya, Ltd.	4,800	155,086
The Bank of Okinawa, Ltd.	8,005	252,268
The Bank of Saga, Ltd.	5,700	82,672
The Bank of Toyama, Ltd.	500	11,393
The Chiba Kogyo Bank, Ltd.	21,800	51,855
The Chugoku Bank, Ltd.	14,200	132,953
The Chukyo Bank, Ltd. (B)	4,600	93,629
The Daito Bank, Ltd.	2,800	14,741
The Ehime Bank, Ltd.	13,050	130,226
The First Bank of Toyama, Ltd.	10,500	29,366
The Fukui Bank, Ltd.	8,118	113,849
The Fukushima Bank, Ltd.	7,400	18,395
The Furukawa Battery Company, Ltd.	3,900	22,047
The Hiroshima Bank, Ltd.	24,200	123,293
The Hokkoku Bank, Ltd.	8,200	225,768
The Hyakugo Bank, Ltd.	77,700	230,392
The Hyakujushi Bank, Ltd.	8,800	178,514
The Iyo Bank, Ltd.	25,200	129,034
The Japan Steel Works, Ltd.	23,300	350,485
The Japan Wool Textile Company, Ltd.	24,500	186,987
The Juroku Bank, Ltd.	10,600	220,720
The Keihin Company, Ltd.	1,000	10,957
The Keiyo Bank, Ltd.	37,300	213,390
The Kinki Sharyo Company, Ltd. (A)	1,200	18,974

58 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
The Kita-Nippon Bank, Ltd.	2,600	$39,587
The Kiyo Bank, Ltd.	22,139	298,430
The Kosei Securities Company, Ltd.	1,900	11,415
The Michinoku Bank, Ltd.	6,400	97,873
The Miyazaki Bank, Ltd.	4,700	111,566
The Monogatari Corp.	2,700	214,172
The Musashino Bank, Ltd.	10,600	197,334
The Nagano Bank, Ltd. (B)	3,900	59,491
The Nanto Bank, Ltd.	10,300	205,498
The Nippon Road Company, Ltd.	2,400	134,315
The Nisshin Oillio Group, Ltd.	8,700	252,625
The Ogaki Kyoritsu Bank, Ltd.	13,500	297,773
The Oita Bank, Ltd.	4,000	115,997
The Okinawa Electric Power Company, Inc.	14,900	225,649
The Pack Corp.	5,500	156,730
The San-In Godo Bank, Ltd.	53,100	339,393
The Shibusawa Warehouse Company, Ltd.	2,800	45,770
The Shiga Bank, Ltd.	15,700	369,300
The Shikoku Bank, Ltd.	13,300	116,679
The Shimane Bank, Ltd.	200	1,290
The Shimizu Bank, Ltd. (B)	3,200	50,660
The Sumitomo Warehouse Company, Ltd.	21,776	274,529
The Taiko Bank, Ltd.	2,200	31,783
The Tochigi Bank, Ltd.	38,700	63,499
The Toho Bank, Ltd.	70,000	159,728
The Tohoku Bank, Ltd.	2,600	25,555
The Torigoe Company, Ltd.	5,900	39,970
The Tottori Bank, Ltd.	2,500	31,016
The Towa Bank, Ltd.	14,100	93,862
The Yamagata Bank, Ltd.	9,700	144,825
The Yamanashi Chuo Bank, Ltd.	11,251	124,632
The Zenitaka Corp.	600	24,336
Tigers Polymer Corp.	3,800	19,980
TKC Corp.	4,800	193,728
Toa Corp. (Hyogo)	7,700	91,287
Toa Corp. (Tokyo)	5,800	78,928
Toa Oil Company, Ltd.	3,200	58,384
TOA ROAD Corp.	1,100	30,500
Toabo Corp.	3,800	15,404
Toagosei Company, Ltd.	46,000	492,916
Toba, Inc.	800	20,729
Tobishima Corp.	7,820	91,242
TOC Company, Ltd.	15,600	87,128
Tocalo Company, Ltd.	24,300	156,991
Toda Kogyo Corp.	1,300	24,678
Toei Animation Company, Ltd.	300	14,897
Toei Company, Ltd.	1,200	160,957
Toell Company, Ltd.	3,900	24,311
Toenec Corp.	2,700	74,250
Togami Electric Manufacturing Company, Ltd.	600	8,895
Toho Acetylene Company, Ltd.	900	10,962
Toho Company, Ltd.	3,700	73,098
Toho Holdings Company, Ltd.	9,200	205,265
Toho Titanium Company, Ltd. (B)	12,800	126,115

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 59

	Shares	Value
Japan (continued)
Toho Zinc Company, Ltd.	5,500	$117,368
Tohoku Steel Company, Ltd.	500	6,411
Tohokushinsha Film Corp.	3,700	20,328
Tohto Suisan Company, Ltd.	1,200	27,854
Tokai Corp.	5,500	121,208
TOKAI Holdings Corp.	28,600	231,970
Tokai Lease Company, Ltd.	300	4,674
Tokai Rika Company, Ltd.	14,400	218,472
Tokai Tokyo Financial Holdings, Inc.	78,700	240,489
Token Corp.	3,850	224,032
Tokushu Tokai Paper Company, Ltd.	3,500	116,093
Tokuyama Corp.	6,500	143,855
Tokyo Base Company, Ltd. (A)	3,800	28,272
Tokyo Dome Corp.	32,300	315,752
Tokyo Electron Device, Ltd.	3,000	50,032
Tokyo Energy & Systems, Inc.	8,800	72,888
Tokyo Individualized Educational Institute, Inc.	3,300	27,885
Tokyo Keiki, Inc.	4,200	34,558
Tokyo Kiraboshi Financial Group, Inc.	11,358	173,859
Tokyo Ohka Kogyo Company, Ltd.	17,500	504,091
Tokyo Rakutenchi Company, Ltd.	1,200	55,804
Tokyo Rope Manufacturing Company, Ltd.	5,700	50,678
Tokyo Sangyo Company, Ltd.	6,600	27,461
Tokyo Seimitsu Company, Ltd.	12,600	288,306
Tokyo Steel Manufacturing Company, Ltd.	38,500	293,790
Tokyo Tekko Company, Ltd.	3,500	36,801
Tokyo Theatres Company, Inc.	2,400	29,126
Tokyotokeiba Company, Ltd.	4,500	134,338
Tokyu Construction Company, Ltd.	28,400	199,242
Tokyu Recreation Company, Ltd.	800	37,025
Toli Corp.	14,000	32,210
Tomato Bank, Ltd.	2,100	19,548
Tomen Devices Corp.	400	8,316
Tomoe Corp.	7,600	23,375
Tomoe Engineering Company, Ltd.	3,700	76,087
Tomoegawa Company, Ltd.	400	3,369
Tomoku Company, Ltd.	3,400	54,990
TOMONY Holdings, Inc.	43,800	137,894
Tomy Company, Ltd.	27,900	330,008
Tonami Holdings Company, Ltd.	1,900	98,436
Topcon Corp.	32,700	415,537
Toppan Forms Company, Ltd.	17,900	143,394
Topre Corp.	12,800	201,861
Topy Industries, Ltd.	5,700	114,896
Torex Semiconductor, Ltd.	900	9,223
Toridoll Holdings Corp.	7,400	127,210
Torii Pharmaceutical Company, Ltd.	7,900	171,318
Torikizoku Company, Ltd.	1,400	24,386
Torishima Pump Manufacturing Company, Ltd.	4,800	44,297
Tosei Corp.	19,000	154,888
Toshiba Machine Company, Ltd.	7,600	158,424
Toshiba Plant Systems & Services Corp.	5,900	103,263
Toshiba TEC Corp.	8,200	201,393
Tosho Company, Ltd. (B)	5,300	143,579

60 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tosho Printing Company, Ltd.	7,100	$82,133
Totech Corp.	1,400	26,712
Totetsu Kogyo Company, Ltd.	8,100	222,299
Totoku Electric Company, Ltd.	500	7,278
Toukei Computer Company, Ltd.	700	19,293
Tow Company, Ltd.	10,100	70,046
Towa Corp.	8,800	60,868
Towa Pharmaceutical Company, Ltd.	9,300	222,079
Toyo Construction Company, Ltd.	27,300	100,382
Toyo Corp.	8,200	67,716
Toyo Denki Seizo KK	3,100	35,248
Toyo Engineering Corp. (A)	11,600	47,223
Toyo Gosei Company, Ltd.	1,400	20,572
Toyo Ink SC Holdings Company, Ltd.	15,200	314,506
Toyo Kanetsu KK	2,600	49,231
Toyo Logistics Company, Ltd.	6,100	17,224
Toyo Machinery & Metal Company, Ltd.	6,200	32,576
Toyo Securities Company, Ltd.	22,000	24,403
Toyo Tanso Company, Ltd. (B)	6,900	126,801
Toyo Tire Corp.	8,100	100,373
Toyo Wharf & Warehouse Company, Ltd.	1,900	23,815
Toyobo Company, Ltd.	33,706	363,106
TPR Company, Ltd.	8,200	132,430
Trancom Company, Ltd.	2,200	132,706
Transaction Company, Ltd.	2,400	17,730
Tri Chemical Laboratories, Inc.	2,800	125,232
Trinity Industrial Corp.	2,000	11,984
Trusco Nakayama Corp.	9,500	210,001
Trust Tech, Inc.	4,800	138,257
TS Tech Company, Ltd.	700	16,983
TSI Holdings Company, Ltd.	28,105	160,528
Tsubaki Nakashima Company, Ltd.	19,700	303,629
Tsubakimoto Chain Company	9,600	286,131
Tsubakimoto Kogyo Company, Ltd.	1,400	37,995
Tsudakoma Corp.	700	9,641
Tsugami Corp. (B)	16,300	127,910
Tsukada Global Holdings, Inc.	4,800	26,895
Tsukishima Kikai Company, Ltd.	9,300	111,416
Tsukuba Bank, Ltd.	25,800	40,848
Tsukui Corp.	19,800	95,914
Tsurumi Manufacturing Company, Ltd.	6,300	110,658
Tsutsumi Jewelry Company, Ltd.	2,500	46,140
Tsuzuki Denki Company, Ltd.	2,100	21,385
TV Asahi Holdings Corp.	3,900	61,872
Tv Tokyo Holdings Corp.	5,000	103,419
TYK Corp.	6,400	17,331
UACJ Corp. (B)	12,671	200,085
Uchida Yoko Company, Ltd.	3,300	107,391
Uchiyama Holdings Company, Ltd.	3,300	15,880
Ueki Corp.	600	11,666
Ulvac, Inc.	21,400	606,630
UMC Electronics Company, Ltd.	2,000	20,212
Umenohana Company, Ltd.	1,300	30,431
Uniden Holdings Corp. (A)	2,000	32,280

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 61

	Shares	Value
Japan (continued)
UNIMAT Retirement Community Company, Ltd.	1,300	$19,531
Union Tool Company	4,600	111,346
Unipres Corp.	14,100	221,056
United Arrows, Ltd.	6,900	228,584
United Super Markets Holdings, Inc.	24,400	208,985
UNITED, Inc.	3,900	50,514
Unitika, Ltd. (A)	32,900	104,320
Unizo Holdings Company, Ltd.	8,800	150,018
Urbanet Corp. Company, Ltd.	3,800	12,434
Usen-Next Holdings Company, Ltd. (A)	2,900	19,872
Ushio, Inc.	36,600	457,221
UT Group Company, Ltd.	11,300	257,247
Utoc Corp.	4,300	20,011
Uzabase, Inc. (A)	1,900	45,020
V Technology Company, Ltd.	2,800	117,514
Valor Holdings Company, Ltd.	12,400	251,093
Valqua, Ltd.	6,500	122,519
Value HR Company, Ltd.	800	23,320
ValueCommerce Company, Ltd.	7,700	180,283
V-Cube, Inc. (A)	2,400	11,295
Vector, Inc. (A)(B)	13,700	139,598
Vertex Corp.	1,440	17,158
VIA Holdings, Inc. (A)	4,700	25,669
Village Vanguard Company, Ltd.	1,400	12,195
VINX Corp.	1,300	15,425
Vision, Inc. (A)	3,600	185,090
Visionary Holdings Company, Ltd. (A)	32,600	17,075
Vital KSK Holdings, Inc.	15,500	147,908
VT Holdings Company, Ltd.	31,000	128,845
Wacoal Holdings Corp.	12,000	297,082
Wacom Company, Ltd. (B)	46,700	143,373
Waida Manufacturing Company, Ltd.	1,100	11,451
Wakachiku Construction Company, Ltd.	5,000	60,937
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	10,963
Wakita & Company, Ltd.	19,100	176,340
Warabeya Nichiyo Holdings Company, Ltd. (B)	7,000	105,502
Waseda Academy Company, Ltd.	1,200	8,487
Watahan & Company, Ltd.	2,800	59,866
WATAMI Company, Ltd.	7,100	93,453
Watts Company, Ltd.	5,600	35,094
WDB Holdings Company, Ltd.	2,900	70,720
Weathernews, Inc.	3,500	103,418
West Holdings Corp.	5,100	60,636
Will Group, Inc.	5,700	46,323
WIN-Partners Company, Ltd.	4,900	47,213
WirelessGate, Inc. (A)	2,500	9,126
Wood One Company, Ltd.	2,200	20,290
World Holdings Company, Ltd.	3,900	56,702
Wowow, Inc.	2,500	60,778
Xebio Holdings Company, Ltd.	9,800	108,552
YAC Holdings Company, Ltd.	2,200	15,754
Yachiyo Industry Company, Ltd.	2,500	15,320
Yagi & Company, Ltd.	800	10,635
Yahagi Construction Company, Ltd.	9,700	63,843

62 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Yaizu Suisankagaku Industry Company, Ltd.	2,900	$29,123
Yakuodo Company, Ltd. (B)	5,800	117,038
YAMABIKO Corp.	18,300	153,842
YAMADA Consulting Group Company, Ltd. (B)	3,700	71,079
Yamaichi Electronics Company, Ltd.	6,700	54,679
YA-MAN, Ltd. (B)	13,000	113,224
Yamashina Corp.	24,800	15,019
Yamatane Corp.	2,900	35,547
Yamato Corp.	5,900	29,737
Yamato International, Inc.	5,700	21,329
Yamato Kogyo Company, Ltd.	9,700	265,391
Yamaura Corp.	1,600	12,135
Yamaya Corp.	1,000	18,402
Yamazawa Company, Ltd.	1,800	26,981
Yamazen Corp.	19,200	177,138
Yashima Denki Company, Ltd.	3,600	26,449
Yasuda Logistics Corp.	7,200	58,331
Yasunaga Corp. (B)	2,700	36,402
Yellow Hat, Ltd.	12,000	153,438
Yodogawa Steel Works, Ltd.	7,365	131,908
Yokogawa Bridge Holdings Corp.	10,500	149,491
Yokohama Reito Company, Ltd.	17,300	150,658
Yokowo Company, Ltd. (B)	5,300	99,650
Yomeishu Seizo Company, Ltd.	1,500	27,998
Yomiuri Land Company, Ltd.	1,100	50,736
Yondenko Corp.	1,600	38,617
Yondoshi Holdings, Inc.	8,259	181,818
Yorozu Corp.	7,800	92,608
Yossix Company, Ltd.	1,700	37,524
Yotai Refractories Company, Ltd.	5,000	24,489
Yuasa Funashoku Company, Ltd.	1,100	37,408
Yuasa Trading Company, Ltd.	5,800	156,634
Yuken Kogyo Company, Ltd.	1,200	17,764
Yume No Machi Souzou Iinkai Company, Ltd.	6,400	78,424
Yumeshin Holdings Company, Ltd. (B)	15,300	99,278
Yurtec Corp.	13,900	91,841
Yushiro Chemical Industry Company, Ltd.	2,800	33,029
Yutaka Giken Company, Ltd.	1,000	15,336
Zaoh Company, Ltd.	1,000	11,993
Zappallas, Inc. (A)	800	2,788
Zenrin Company, Ltd.	11,200	211,149
ZIGExN Company, Ltd.	16,200	104,977
Zojirushi Corp. (B)	17,600	185,538
Zuiko Corp.	1,100	34,957
Zuken, Inc.	4,800	66,118
Jersey, Channel Islands 0.1%		1,004,390

Atrium European Real Estate, Ltd. (A)	51,589	190,482
Centamin PLC	723,645	813,908
Jordan 0.0%		308,156

Hikma Pharmaceuticals PLC	15,459	308,156
Liechtenstein 0.1%		609,879

Liechtensteinische Landesbank AG	4,685	302,675

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 63

	Shares	Value
Liechtenstein (continued)
VP Bank AG	1,961	$307,204
Luxembourg 0.3%		2,533,788

APERAM SA	16,772	395,106
Corestate Capital Holding SA (A)(B)	6,240	202,028
d’Amico International Shipping SA (A)	70,483	7,181
Grand City Properties SA	47,662	1,223,152
IVS Group SA	5,204	62,266
L’Occitane International SA	115,750	206,651
Stabilus SA	8,424	356,708
Sword Group	2,509	80,696
Macau 0.0%		168,227

Macau Legend Development, Ltd.	887,000	136,920
Newtree Group Holdings, Ltd. (A)	430,000	31,307
Malaysia 0.1%		674,597

Lynas Corp., Ltd. (A)	318,009	674,597
Malta 0.1%		586,477

Kindred Group PLC	75,321	586,477
Monaco 0.1%		580,699

Endeavour Mining Corp. (A)	34,065	508,606
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,252	72,093
Mongolia 0.0%		22,839

Mongolian Mining Corp. (A)	1,490,500	22,839
Netherlands 2.9%		21,482,144

Aalberts NV	39,187	1,290,677
Accell Group NV	6,702	182,243
Altice Europe NV (A)	250,941	772,409
Altice Europe NV, Class B (A)	13,082	39,895
AMG Advanced Metallurgical Group NV (B)	9,104	230,709
Amsterdam Commodities NV	6,975	151,620
Arcadis NV (B)	35,886	665,175
Argenx SE (A)	14,555	1,802,444
ASM International NV	17,398	1,014,323
ASR Nederland NV	7,941	300,881
Basic-Fit NV (A)(D)	10,873	353,386
BE Semiconductor Industries NV	31,047	698,456
Beter Bed Holding NV (A)	4,223	17,917
BinckBank NV	26,520	187,075
Boskalis Westminster (B)	26,797	603,914
Brack Capital Properties NV (A)	790	81,864
Brunel International NV	9,698	144,950
Corbion NV	20,567	630,527
Euronext NV (D)	20,778	1,478,393
Flow Traders (D)	13,324	375,767
ForFarmers NV	16,665	131,789
Fugro NV (A)(B)	27,979	230,592
Funcom NV (A)	18,595	33,965
GrandVision NV (D)	8,778	187,415
Heijmans NV (A)	10,798	100,894
Hunter Douglas NV	2,162	148,323
IMCD NV	19,247	1,568,498

64 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands (continued)
Intertrust NV (D)	24,594	$465,383
KAS Bank NV	4,965	68,998
Kendrion NV	4,375	88,818
Koninklijke BAM Groep NV	100,804	426,748
Koninklijke Vopak NV	25,935	1,062,344
Lucas Bols NV (D)	1,528	24,558
Nederland Apparatenfabriek	1,772	91,724
Nostrum Oil & Gas PLC (A)	6,246	4,738
OCI NV (A)	3,936	89,130
Ordina NV	48,833	93,159
PostNL NV	152,042	271,731
SBM Offshore NV	73,325	1,294,006
Shop Apotheke Europe NV (A)(D)	3,166	123,464
SIF Holding NV	1,808	21,874
Signify NV (B)(D)	43,200	1,155,160
Sligro Food Group NV (B)	7,562	282,622
Takeaway.com NV (A)(D)	13,074	1,155,173
TKH Group NV	14,105	659,320
TomTom NV (A)	27,336	237,201
Van Lanschot Kempen NV	6,706	152,708
Wessanen	22,809	289,184
New Zealand 0.6%		4,817,603

Abano Healthcare Group, Ltd.	1,804	4,668
Air New Zealand, Ltd.	93,269	158,316
Arvida Group, Ltd.	53,490	45,445
Briscoe Group, Ltd.	5,405	12,025
Chorus, Ltd.	102,876	388,262
Comvita, Ltd.	2,243	4,453
EBOS Group, Ltd.	5,858	85,377
Eroad, Ltd. (A)	5,969	12,211
Freightways, Ltd.	33,879	179,092
Genesis Energy, Ltd.	97,341	197,846
Gentrack Group, Ltd.	9,421	32,488
Hallenstein Glasson Holdings, Ltd.	18,758	60,512
Heartland Group Holdings, Ltd. (B)	117,629	123,569
Infratil, Ltd.	191,480	533,992
Investore Property, Ltd.	59,071	69,222
Kathmandu Holdings, Ltd.	35,271	51,825
Mainfreight, Ltd.	16,582	416,188
Metlifecare, Ltd.	37,102	108,280
Metro Performance Glass, Ltd.	22,396	6,722
NEW Zealand King Salmon Investments, Ltd.	10,031	14,544
NZME, Ltd.	72,696	25,613
NZX, Ltd.	63,699	43,671
Oceania Healthcare, Ltd.	88,986	61,030
Pacific Edge, Ltd. (A)	105,378	13,714
PGG Wrightson, Ltd.	18,780	6,398
Pike River Coal, Ltd. (A)(C)	57,122	0
Port of Tauranga, Ltd.	31,842	125,757
Pushpay Holdings, Ltd. (A)	34,850	86,093
Restaurant Brands New Zealand, Ltd. (A)	11,599	67,904
Sanford, Ltd.	11,710	51,677
Scales Corp., Ltd.	29,692	92,129

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 65

	Shares	Value
New Zealand (continued)
Serko, Ltd. (A)	6,476	$16,412
Skellerup Holdings, Ltd.	44,514	70,111
SKY Network Television, Ltd.	109,970	86,076
SKYCITY Entertainment Group, Ltd.	192,820	477,299
Steel & Tube Holdings, Ltd.	21,933	14,330
Summerset Group Holdings, Ltd.	59,760	215,989
Synlait Milk, Ltd. (A)	17,940	103,681
The New Zealand Refining Company, Ltd.	43,399	58,369
The Warehouse Group, Ltd.	25,288	35,204
Tourism Holdings, Ltd.	29,857	75,271
TOWER, Ltd. (A)	76,655	39,650
Trustpower, Ltd.	8,448	40,079
Vista Group International, Ltd.	33,837	127,671
Z Energy, Ltd.	96,265	378,438
Norway 1.0%		7,237,435

ABG Sundal Collier Holding ASA (A)	136,334	52,783
AF Gruppen ASA	4,423	81,415
Akastor ASA (A)	61,659	84,457
Aker Solutions ASA (A)	60,118	238,145
American Shipping Company ASA (A)	18,608	75,522
Archer, Ltd. (A)	30,245	13,643
Atea ASA (A)	30,881	425,910
Avance Gas Holding, Ltd. (A)(D)	16,253	39,716
Axactor SE (A)	68,461	144,733
B2Holding ASA (B)	89,745	108,916
Bonheur ASA (B)	9,368	165,919
Borregaard ASA	42,490	460,515
BW Offshore, Ltd. (A)	31,002	196,531
Data Respons ASA	17,116	55,876
DNO ASA	213,376	369,446
DOF ASA (A)	46,244	12,378
Europris ASA (D)	79,891	223,749
FLEX LNG, Ltd. (A)	15,744	192,692
Frontline, Ltd. (A)	33,077	262,686
Grieg Seafood ASA	17,675	250,648
Hexagon Composites ASA (A)	32,197	152,592
Hoegh LNG Holdings, Ltd.	26,956	109,612
IDEX ASA (A)	60,820	22,115
Itera ASA	21,736	20,566
Kvaerner ASA	47,283	68,067
Magnora ASA	7,650	6,096
NEL ASA (A)	326,953	297,221
Next Biometrics Group AS (A)	784	582
Nordic Nanovector ASA (A)	21,058	95,524
Nordic Semiconductor ASA (A)(B)	44,167	180,396
Norway Royal Salmon ASA	3,700	83,745
Norwegian Air Shuttle ASA (A)(B)	18,765	69,043
Norwegian Finans Holding ASA (A)	28,045	213,999
Norwegian Property ASA	79,373	103,026
Ocean Yield ASA	24,143	163,043
Odfjell Drilling, Ltd. (A)	28,182	83,285
Odfjell SE, A Shares (A)	7,780	24,881
Olav Thon Eiendomsselskap ASA	3,809	60,858

66 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway (continued)
Otello Corp. ASA (A)	46,949	$79,581
Panoro Energy ASA (A)	22,362	43,579
PGS ASA (A)	105,446	175,878
PhotoCure ASA (A)	3,308	17,874
Prosafe SE (A)	16,864	25,336
Protector Forsikring ASA (A)(B)	28,159	195,250
Q-Free ASA (A)	14,930	12,448
Sbanken ASA (D)	28,781	233,590
Scatec Solar ASA (D)	32,290	312,675
Selvaag Bolig ASA	20,891	101,398
Solon Eiendom ASA	6,054	26,326
Solstad Offshore ASA (A)	76,364	10,009
Spectrum ASA	17,003	119,938
Treasure ASA	15,273	23,840
Veidekke ASA	46,827	447,455
Wallenius Wilhelmsen ASA	36,026	100,901
Wilh Wilhelmsen Holding ASA, Class A	3,793	60,889
XXL ASA (D)	16,845	40,137
Peru 0.0%		335,875

Hochschild Mining PLC	171,336	335,875
Philippines 0.0%		10,680

Del Monte Pacific, Ltd. (A)	136,300	10,680
Portugal 0.5%		3,592,343

Altri SGPS SA	29,748	201,561
Banco Comercial Portugues SA (A)	3,603,145	1,012,697
CTT-Correios de Portugal SA	62,213	161,214
Mota-Engil SGPS SA (A)	41,339	97,718
NOS SGPS SA	109,940	694,344
Novabase SGPS SA	2,054	5,228
REN—Redes Energeticas Nacionais SGPS SA	176,773	481,029
Semapa-Sociedade de Investimento e Gestao	12,183	169,232
Sonae Capital SGPS SA (B)	38,685	32,848
Sonae SGPS SA	382,234	379,956
Teixeira Duarte SA (A)	65,968	8,107
The Navigator Company SA	97,510	348,409
Russia 0.1%		541,383

Highland Gold Mining, Ltd.	192,446	404,893
Petropavlovsk PLC (A)	1,298,348	136,490
Singapore 1.1%		7,839,331

Accordia Golf Trust	278,200	119,178
AEM Holdings, Ltd.	69,000	42,297
Amara Holdings, Ltd.	80,000	27,654
Ascendas India Trust	287,200	271,689
Avarga, Ltd.	74,200	10,319
Baker Technology, Ltd.	20,200	6,622
Banyan Tree Holdings, Ltd.	78,000	28,671
Best World International, Ltd. (C)	84,600	83,756
Bonvests Holdings, Ltd.	36,400	32,835
Boustead Projects, Ltd.	28,557	20,155
Boustead Singapore, Ltd.	72,689	41,542
BreadTalk Group, Ltd.	52,000	30,641

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 67

	Shares	Value
Singapore (continued)
Bukit Sembawang Estates, Ltd.	52,200	$211,733
BW LPG, Ltd. (A)(D)	38,538	161,755
Centurion Corp., Ltd.	85,000	25,653
China Aviation Oil Singapore Corp., Ltd.	112,100	101,896
China Sunsine Chemical Holdings, Ltd.	44,800	37,447
Chip Eng Seng Corp., Ltd.	127,300	62,547
Chuan Hup Holdings, Ltd.	109,000	21,420
CITIC Envirotech, Ltd.	343,300	81,012
COSCO Shipping International Singapore Company, Ltd. (A)	390,100	84,963
Creative Technology, Ltd. (A)	11,500	33,063
CSE Global, Ltd.	136,600	46,595
CW Group Holdings, Ltd. (A)(C)	135,000	3,978
Dasin Retail Trust	31,000	19,775
Delfi, Ltd.	46,000	43,204
Dyna-Mac Holdings, Ltd. (A)	135,000	10,542
Elec & Eltek International Company, Ltd.	5,000	6,514
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,247
Ezra Holdings, Ltd. (A)(C)	438,996	3,515
Far East Orchard, Ltd.	58,394	50,212
First Resources, Ltd.	128,400	143,704
Food Empire Holdings, Ltd.	43,800	16,270
Fragrance Group, Ltd.	200,000	17,916
Fraser and Neave, Ltd.	15,900	20,002
Frencken Group, Ltd.	86,400	36,464
Fu Yu Corp., Ltd.	142,200	20,571
Gallant Venture, Ltd. (A)	264,000	24,759
Geo Energy Resources, Ltd.	105,900	11,462
GK Goh Holdings, Ltd.	21,000	12,765
GL, Ltd.	159,200	88,705
Golden Agri-Resources, Ltd.	1,784,400	344,045
Golden Energy & Resources, Ltd.	67,800	9,794
GSH Corp., Ltd. (A)	51,600	12,739
GuocoLand, Ltd.	87,600	125,061
Halcyon Agri Corp., Ltd. (A)	88,757	31,036
Haw Par Corp., Ltd.	39,200	385,573
Health Management International, Ltd.	96,714	40,403
Hiap Hoe, Ltd.	38,000	23,251
Hi-P International, Ltd.	48,100	40,848
Ho Bee Land, Ltd.	58,600	100,307
Hong Fok Corp., Ltd.	123,036	70,287
Hong Leong Asia, Ltd. (A)	92,000	34,871
Hong Leong Finance, Ltd.	45,000	85,187
Hotel Grand Central, Ltd.	47,475	44,535
Hwa Hong Corp., Ltd.	55,000	12,290
Hyflux, Ltd. (A)(B)	154,800	2,167
iFAST Corp., Ltd.	38,400	30,217
IGG, Inc.	378,000	449,110
Indofood Agri Resources, Ltd.	58,100	11,656
Japfa, Ltd.	153,200	60,661
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	6,234	118,231
Keppel Infrastructure Trust	751,155	254,386
KSH Holdings, Ltd.	32,400	10,641
Lian Beng Group, Ltd.	83,500	29,515

68 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Low Keng Huat Singapore, Ltd.	64,000	$23,289
Lum Chang Holdings, Ltd.	41,200	10,055
Metro Holdings, Ltd.	127,600	92,880
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,582
mm2 Asia, Ltd. (A)	181,400	32,264
Nera Telecommunications, Ltd.	47,200	9,415
NetLink NBN Trust	295,800	178,675
NSL, Ltd.	29,000	22,773
OM Holdings, Ltd.	69,157	37,184
OUE, Ltd.	103,900	111,905
Oxley Holdings, Ltd.	291,626	63,635
Pacc Offshore Services Holdings, Ltd. (A)	78,100	9,783
Pacific Century Regional Developments, Ltd.	52,900	12,714
Pan-United Corp., Ltd.	68,750	14,241
Penguin International, Ltd.	41,333	13,531
Perennial Real Estate Holdings, Ltd.	40,800	19,149
Q&M Dental Group Singapore, Ltd.	48,100	17,525
QAF, Ltd.	59,334	32,833
Raffles Education Corp., Ltd. (A)	279,802	18,425
Raffles Medical Group, Ltd.	234,653	175,899
RHT Health Trust	106,100	1,531
Riverstone Holdings, Ltd.	93,700	61,993
Roxy-Pacific Holdings, Ltd.	95,550	27,001
SBS Transit, Ltd.	24,200	69,956
Sembcorp Marine, Ltd. (A)	244,900	249,016
Sheng Siong Group, Ltd.	130,600	103,496
SHS Holdings, Ltd. (A)	84,000	10,359
SIA Engineering Company, Ltd.	115,800	203,868
SIIC Environment Holdings, Ltd.	244,680	53,300
Sinarmas Land, Ltd.	300,000	52,231
Sing Holdings, Ltd.	79,000	21,788
Sing Investments & Finance, Ltd.	28,600	30,113
Singapore Post, Ltd.	448,100	301,870
Singapore Reinsurance Corp., Ltd.	47,000	9,544
Singapore Shipping Corp., Ltd.	83,800	17,064
Stamford Land Corp., Ltd.	142,600	48,846
StarHub, Ltd.	195,500	211,739
Straits Trading Company, Ltd.	14,200	22,280
Sunningdale Tech, Ltd.	50,360	47,011
Swiber Holdings, Ltd. (A)(C)	128,250	10,176
The Hour Glass, Ltd.	68,900	37,829
Thomson Medical Group, Ltd. (A)	251,400	10,049
Tuan Sing Holdings, Ltd.	156,385	39,187
UMS Holdings, Ltd.	115,450	49,027
United Engineers, Ltd.	101,100	185,107
United Industrial Corp., Ltd.	22,000	47,733
United Overseas Insurance, Ltd.	2,400	12,214
UOB-Kay Hian Holdings, Ltd.	118,524	103,490
Vicom, Ltd.	6,500	31,461
Wee Hur Holdings, Ltd.	102,000	15,216
Wing Tai Holdings, Ltd.	133,517	197,167
Xinghua Port Holdings, Ltd.	1,375	186
XP Power, Ltd.	4,540	132,354
Yeo Hiap Seng, Ltd.	8,834	5,901

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 69

	Shares	Value
Singapore (continued)
Yongnam Holdings, Ltd. (A)	147,375	$17,612
South Africa 0.0%		226,000

Caledonia Mining Corp. PLC	100	553
Lonmin PLC (A)	75,962	69,557
Mediclinic International PLC	20,596	78,454
Petra Diamonds, Ltd. (A)	277,924	77,436
Spain 2.1%		15,419,541

Acciona SA	9,302	994,150
Acerinox SA	60,705	572,295
Alantra Partners SA	6,267	106,619
Almirall SA	20,786	357,509
Almirall SA (A)	280	4,816
Amper SA (A)(B)	307,165	84,518
Applus Services SA	43,442	551,338
Atresmedia Corp. de Medios de Comunicacion SA (B)	33,653	164,080
Azkoyen SA	4,660	40,620
Bolsas y Mercados Espanoles SHMSF SA	20,917	548,371
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cellnex Telecom SA (A)(D)	40,694	1,426,019
Cia de Distribucion Integral Logista Holdings SA	12,428	274,550
CIE Automotive SA	20,054	483,978
Construcciones y Auxiliar de Ferrocarriles SA	7,446	315,108
Deoleo SA (A)(B)	96,330	5,157
Duro Felguera SA (A)	1,028,405	12,338
Ebro Foods SA	24,671	518,429
eDreams ODIGEO SA (A)	20,659	71,644
Elecnor SA	9,042	121,679
Enagas SA	19,087	521,701
Ence Energia y Celulosa SA	57,514	240,119
Ercros SA	32,244	79,688
Euskaltel SA (D)	31,968	269,798
Faes Farma SA	113,533	495,414
Fluidra SA (A)	18,385	226,701
Fomento de Construcciones y Contratas SA	14,529	187,631
Fomento de Construcciones y Contratas SA (A)	518	6,690
Global Dominion Access SA (A)(D)	37,005	183,753
Grupo Catalana Occidente SA	13,591	473,019
Grupo Empresarial San Jose SA (A)	8,498	68,583
Grupo Ezentis SA (A)(B)	65,836	37,061
Iberpapel Gestion SA	2,945	98,229
Indra Sistemas SA (A)	39,431	414,312
Laboratorios Farmaceuticos Rovi SA	4,533	98,151
Liberbank SA	591,332	269,822
Masmovil Ibercom SA (A)	20,259	450,779
Mediaset Espana Comunicacion SA	48,282	346,798
Melia Hotels International SA	36,836	335,525
Miquel y Costas & Miquel SA	6,049	103,894
Natra SA (A)	21,388	23,708
Obrascon Huarte Lain SA (B)	48,890	57,982
Parques Reunidos Servicios Centrales SAU (D)	2,527	39,258
Pharma Mar SA (A)	62,310	166,983
Prim SA	3,271	40,309
Promotora de Informaciones SA, Class A (A)	66,046	109,032

70 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain (continued)
Prosegur Cia de Seguridad SA	86,902	$369,643
Quabit Inmobiliaria SA (A)	29,207	38,683
Realia Business SA (A)	88,141	92,790
Renta 4 Banco SA	1,156	9,459
Sacyr SA	157,991	358,335
Solaria Energia y Medio Ambiente SA (A)(B)	21,054	109,215
Talgo SA (A)(D)	34,926	218,844
Tecnicas Reunidas SA	8,641	216,601
Tubacex SA (B)	44,159	133,235
Unicaja Banco SA (D)	18,840	18,346
Vidrala SA	6,655	620,526
Viscofan SA	14,942	774,903
Vocento SA	21,446	30,906
Zardoya Otis SA	56,553	429,897
Sweden 3.5%		26,324,635

AcadeMedia AB (A)(D)	27,796	146,351
AddLife AB, B Shares	8,869	228,235
AddNode Group AB	7,725	115,075
AddTech AB, B Shares	27,918	745,540
AF POYRY AB	25,582	535,275
Ahlstrom-Munksjo OYJ	8,570	128,197
Alimak Group AB (D)	20,227	302,087
Arjo AB, B Shares	110,033	453,394
Atrium Ljungberg AB, B Shares	17,525	303,146
Attendo AB (D)	26,723	141,056
Avanza Bank Holding AB	42,080	305,536
BE Group AB	1,076	4,385
Beijer Alma AB	14,313	176,380
Beijer Electronics Group AB	12,550	67,512
Beijer Ref AB	20,430	451,076
Bergman & Beving AB	10,573	113,430
Besqab AB	982	9,961
Betsson AB (A)	57,085	360,697
Bilia AB, A Shares	38,265	323,221
BillerudKorsnas AB	16,666	199,848
BioGaia AB, B Shares	8,543	380,757
Biotage AB	26,849	317,036
Bjorn Borg AB (A)	6,665	19,674
Bonava AB	1,278	15,165
Bonava AB, B Shares	32,907	392,091
Bravida Holding AB (D)	67,607	553,230
Bufab AB	16,884	172,885
Bulten AB	5,708	44,637
Bure Equity AB	25,747	423,347
Byggmax Group AB (A)	22,742	80,282
Catena AB	11,646	322,192
Clas Ohlson AB, B Shares	9,715	85,980
Cloetta AB, B Shares	97,061	304,787
Collector AB (A)	4,116	21,658
Coor Service Management Holding AB (D)	8,801	74,502
Corem Property Group AB, B Shares	46,654	75,019
Dedicare AB, B Shares	1,128	4,789
Dios Fastigheter AB	50,885	365,784

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 71

	Shares	Value
Sweden (continued)
Dometic Group AB (D)	117,408	$1,070,357
Doro AB (A)	6,824	25,296
Duni AB	16,835	185,237
Dustin Group AB (D)	31,182	267,353
Eastnine AB	9,541	106,374
Elanders AB, B Shares	2,728	24,283
Eltel AB (A)(D)	5,460	10,512
Enea AB (A)	6,244	90,356
eWork Group AB	1,387	10,235
Fagerhult AB (B)	13,556	86,783
Fagerhult AB BTA (A)	5,422	34,710
FastPartner AB	7,767	58,777
Fingerprint Cards AB, B Shares (A)(B)	82,439	135,627
GHP Specialty Care AB	12,106	15,760
Granges AB	42,791	401,936
Gunnebo AB	18,079	53,235
Haldex AB	13,702	92,183
Heba Fastighets AB, Series B	3,091	47,914
Hembla AB (A)	15,677	283,376
Hemfosa Fastigheter AB	43,011	396,635
HIQ International AB (A)	10,163	50,948
HMS Networks AB	12,525	218,824
Hoist Finance AB (A)(D)	15,266	67,586
Holmen AB, B Shares	11,001	213,335
Humana AB	17,267	95,792
Inwido AB	33,586	201,796
ITAB Shop Concept AB, Class B (A)	7,377	20,562
JM AB (B)	30,764	616,148
KappAhl AB	17,702	31,378
Klovern AB, B Shares	219,610	329,843
KNOW IT AB	10,308	218,811
Kungsleden AB	92,884	718,624
Lagercrantz Group AB, B Shares	29,001	374,978
Lindab International AB	48,318	498,727
Loomis AB, B Shares	19,468	628,745
Medivir AB, B Shares (A)	6,375	12,990
Mekonomen AB (A)	11,774	87,842
Momentum Group AB, Class B	10,018	119,428
MQ Holding AB (A)	22,410	6,225
Mycronic AB	28,561	344,482
Nederman Holding AB	5,899	67,037
Net Insight AB, B Shares (A)	29,909	5,446
NetEnt AB (A)	111,141	316,880
New Wave Group AB, B Shares	26,607	173,617
Nobia AB	50,919	275,470
Nobina AB (D)	44,852	250,428
Nolato AB, B Shares	6,430	305,532
Nordic Waterproofing Holding AS (D)	11,956	98,370
NP3 Fastigheter AB	11,518	96,500
Nyfosa AB (A)	100,178	632,887
OEM International AB, B Shares	6,311	140,107
Opus Group AB	83,014	46,945
Peab AB	89,659	706,424
Platzer Fastigheter Holding AB, Series B	19,635	167,178

72 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Pricer AB, B Shares	44,707	$59,956
Proact IT Group AB	4,393	110,300
Qliro Group AB (A)	41,364	50,258
Ratos AB, B Shares	76,426	207,446
RaySearch Laboratories AB (A)	8,041	101,413
Recipharm AB, B Shares	29,258	363,667
Resurs Holding AB (D)	53,512	311,762
Rottneros AB	39,993	50,766
Sagax AB, B Shares	24,458	223,514
SAS AB (A)	188,341	263,491
Scandi Standard AB	24,884	160,329
Scandic Hotels Group AB (D)	40,307	324,883
Sectra AB, B Shares (A)	7,562	262,690
Semcon AB	4,746	26,927
Sensys Gatso Group AB (A)	223,958	40,034
SkiStar AB	18,917	231,602
Sweco AB, B Shares	12,830	329,441
Systemair AB	5,179	59,741
The Thule Group AB (D)	43,168	982,174
Troax Group AB	5,508	164,548
VBG Group AB, B Shares	2,009	31,944
Victoria Park AB, B Shares (A)	5,875	23,214
Vitrolife AB	26,489	563,997
Wallenstam AB, B Shares	15,225	154,309
Wihlborgs Fastigheter AB	63,668	925,188
Switzerland 5.0%		37,062,165

Allreal Holding AG (A)	7,693	1,256,711
Alpiq Holding AG (A)	315	22,060
ALSO Holding AG (A)	2,824	366,996
APG SGA SA	610	159,795
Arbonia AG (A)	16,684	193,465
Aryzta AG (A)	194,608	247,856
Ascom Holding AG	12,537	161,594
Autoneum Holding AG	758	94,654
Bachem Holding AG, Class B	101	12,598
Banque Cantonale de Geneve	621	122,748
Banque Cantonale Vaudoise	388	289,805
Belimo Holding AG	143	748,263
Bell Food Group AG (A)	1,008	296,285
Bellevue Group AG	4,031	82,247
Berner Kantonalbank AG	1,839	417,023
BFW Liegenschaften AG (A)	1,197	51,210
BKW AG	8,564	566,170
Bobst Group SA	5,055	317,927
Bossard Holding AG, Class A	2,614	385,703
Bucher Industries AG	2,886	901,080
Burckhardt Compression Holding AG	319	84,103
Burkhalter Holding AG	1,978	154,400
Calida Holding AG (A)	2,395	74,145
Carlo Gavazzi Holding AG	168	44,492
Cavotec SA (A)	8,496	10,639
Cembra Money Bank AG	12,088	1,083,662
Cham Group AG (A)	47	19,692

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 73

	Shares	Value
Switzerland (continued)
Cicor Technologies, Ltd. (A)	495	$29,132
Cie Financiere Tradition SA	560	57,372
Coltene Holding AG (A)	1,519	132,547
Conzzeta AG	410	339,239
Daetwyler Holding AG	2,900	401,183
DKSH Holding AG	9,732	594,255
dormakaba Holding AG (A)	1,361	940,087
Dufry AG (A)	8,037	657,817
EDAG Engineering Group AG (A)	3,415	49,326
EFG International AG (A)	44,297	292,211
Emmi AG	903	833,729
Energiedienst Holding AG	1,466	45,251
Evolva Holding SA (A)	222,970	45,331
Feintool International Holding AG (A)	656	42,466
Fenix Outdoor International AG	1,803	170,195
Ferrexpo PLC	125,786	365,442
Flughafen Zurich AG	2,675	450,931
Forbo Holding AG	411	664,327
GAM Holding AG (A)	63,980	264,143
Georg Fischer AG	1,763	1,492,671
Gurit Holding AG	135	136,619
Helvetia Holding AG	9,495	1,167,128
Hiag Immobilien Holding AG	1,911	254,581
Highlight Communications AG (A)	4,309	21,099
HOCHDORF Holding AG (A)	291	31,041
Huber & Suhner AG	4,421	339,206
Hypothekarbank Lenzburg AG	12	54,200
Implenia AG	4,773	139,087
Inficon Holding AG	851	481,604
Interroll Holding AG	301	638,377
Intershop Holding AG	683	340,743
Investis Holding SA (A)	864	55,960
IWG PLC	285,475	1,217,139
Jungfraubahn Holding AG	1,463	200,302
Kardex AG	2,905	446,808
Komax Holding AG (B)	1,399	288,726
Kongsberg Automotive ASA (A)	102,136	72,248
Kudelski SA (A)(B)	14,739	100,120
Lastminute.com NV (A)	1,444	37,555
LEM Holding SA	187	247,084
Luzerner Kantonalbank AG	1,079	487,130
MCH Group AG (A)	456	7,928
Meier Tobler Group AG (A)(B)	876	13,893
Metall Zug AG, B Shares	81	190,204
Mikron Holding AG (A)	1,454	11,668
Mobilezone Holding AG (A)	15,251	147,798
Mobimo Holding AG	3,961	952,457
OC Oerlikon Corp. AG (A)	93,991	1,026,548
Orascom Development Holding AG (A)	6,368	93,128
Orell Fuessli Holding AG	223	19,707
Oriflame Holding AG (A)	6,968	163,610
Orior AG (A)	1,436	109,412
Panalpina Welttransport Holding AG (A)	2,765	587,863
Phoenix Mecano AG	213	90,980

74 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Plazza AG, Class A	560	$138,681
PSP Swiss Property AG	18,145	2,033,171
Rieter Holding AG (B)	776	107,633
Romande Energie Holding SA	108	132,069
Schaffner Holding AG (A)	165	39,216
Schmolz + Bickenbach AG (A)	169,530	77,407
Schweiter Technologies AG	484	439,172
SFS Group AG	4,139	329,464
Siegfried Holding AG (A)	1,359	486,487
St. Galler Kantonalbank AG, Class A	949	423,170
Sulzer AG	8,689	816,185
Sunrise Communications Group AG (A)(D)	14,328	993,840
Swiss Prime Site AG (A)	1,574	128,315
Swissquote Group Holding SA	2,821	100,890
Tamedia AG	974	106,505
Tecan Group AG	55	13,148
Thurgauer Kantonalbank	384	41,631
Tornos Holding AG (A)	3,182	22,934
u-blox Holding AG (A)	2,048	151,085
Valiant Holding AG	5,508	588,627
Valora Holding AG (A)	1,841	465,510
VAT Group AG (A)(D)	11,867	1,278,751
Vaudoise Assurances Holding SA	381	188,134
Vetropack Holding AG	89	186,751
Von Roll Holding AG (A)	24,922	29,892
Vontobel Holding AG	8,549	452,634
VZ Holding AG	1,020	268,178
Walliser Kantonalbank	566	66,734
Warteck Invest AG (A)	49	91,875
Ypsomed Holding AG (A)(B)	1,158	140,577
Zehnder Group AG	3,829	128,222
Zug Estates Holding AG, B Shares (A)	69	123,335
Zuger Kantonalbank AG	44	267,011
Turkey 0.0%		19,878

Global Ports Holding PLC (D)	4,112	19,878
United Arab Emirates 0.0%		64,777

Gulf Marine Services PLC (A)	65,616	7,553
Lamprell PLC (A)	68,445	57,224
United Kingdom 16.7%		124,811,240

4imprint Group PLC	5,331	175,338
A.G. Barr PLC	56,335	674,540
AA PLC	324,973	223,596
Acacia Mining PLC (A)	105,498	209,806
Afren PLC (A)(C)	310,484	0
Aggreko PLC	117,234	1,143,324
Air Partner PLC	6,000	7,000
Alliance Pharma PLC	57,090	56,587
Amerisur Resources PLC (A)	537,763	83,313
Anglo Pacific Group PLC	63,590	160,989
Anglo-Eastern Plantations PLC	3,980	23,086
Arrow Global Group PLC	69,821	179,624
Ascential PLC	3,337	16,163

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 75

	Shares	Value
United Kingdom (continued)
Ashmore Group PLC	108,235	$646,035
ASOS PLC (A)	1,263	54,764
Auto Trader Group PLC (D)	248,721	1,880,302
AVEVA Group PLC	2,091	97,701
Avon Rubber PLC	14,704	247,420
B&M European Value Retail SA	258,786	1,151,333
Babcock International Group PLC	113,391	640,746
Balfour Beatty PLC	268,665	805,992
BBA Aviation PLC	472,668	1,553,517
BCA Marketplace PLC	195,331	447,081
Beazley PLC	154,594	1,093,091
Begbies Traynor Group PLC	24,310	21,492
Bellway PLC	49,183	1,707,926
Biffa PLC (D)	33,324	96,980
Bloomsbury Publishing PLC	42,391	122,961
Bodycote PLC	76,738	752,720
boohoo Group PLC (A)	295,010	839,330
Bovis Homes Group PLC	57,264	706,608
Braemar Shipping Services PLC	7,806	19,779
Brewin Dolphin Holdings PLC	139,934	534,603
Britvic PLC	102,845	1,156,491
BTG PLC (A)	68,161	717,889
Cairn Energy PLC (A)	366,446	729,661
Camellia PLC	87	11,610
Capita PLC (A)	12,791	18,076
Capital & Counties Properties PLC	314,995	865,834
Carclo PLC (A)	7,141	2,886
Card Factory PLC	181,564	433,112
CareTech Holdings PLC	19,375	91,787
Carillion PLC (A)(C)	114,263	20,513
Carpetright PLC (A)	29,312	8,497
Carr’s Group PLC	15,261	28,599
Castings PLC	8,508	45,134
Centaur Media PLC	19,732	14,084
Central Asia Metals PLC	10,154	28,141
Charles Stanley Group PLC	5,789	22,784
Charles Taylor PLC	18,710	53,669
Chemring Group PLC	109,775	225,404
Chesnara PLC	50,220	232,731
Cineworld Group PLC	258,390	967,965
Circassia Pharmaceuticals PLC (A)(B)	16,959	4,698
City of London Investment Group PLC	4,643	24,182
Clarkson PLC	10,628	322,639
Clipper Logistics PLC (B)	21,784	79,496
Close Brothers Group PLC	61,911	1,075,710
CLS Holdings PLC	73,678	208,388
CMC Markets PLC (D)	42,777	47,027
Cobham PLC (A)	1,094,395	1,378,009
Computacenter PLC	49,299	780,346
Concentric AB	19,511	260,630
Connect Group PLC	74,451	35,888
Consort Medical PLC	15,431	179,183
ConvaTec Group PLC (D)	277,828	489,202
Costain Group PLC	45,591	181,556

76 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Countryside Properties PLC (D)	179,569	$686,004
Countrywide PLC (A)	45,753	2,428
Cranswick PLC	21,193	720,293
Crest Nicholson Holdings PLC	121,051	560,404
CYBG PLC	181,279	419,160
Daejan Holdings PLC	2,744	190,637
Daily Mail & General Trust PLC	69,998	658,362
Dart Group PLC	31,645	358,439
De La Rue PLC	55,608	215,578
Debenhams PLC (B)(C)	306,827	0
Devro PLC	83,807	229,828
DFS Furniture PLC	36,214	110,309
Dialight PLC (A)	10,395	67,876
Dialog Semiconductor PLC (A)	32,335	1,022,496
Dignity PLC	16,385	143,018
Diploma PLC	46,520	871,707
DiscoverIE Group PLC	27,928	148,593
Dixons Carphone PLC	271,852	397,590
Domino’s Pizza Group PLC	246,040	728,355
Drax Group PLC	190,576	710,223
Dunelm Group PLC	39,411	443,483
EI Group PLC (A)	250,859	668,596
EKF Diagnostics Holdings PLC (A)	106,847	44,730
Eland Oil & Gas PLC (A)	17,700	28,675
Electrocomponents PLC	181,178	1,389,074
Elementis PLC	269,119	491,000
EMIS Group PLC	25,594	385,110
EnQuest PLC (A)	570,177	143,558
Equiniti Group PLC (D)	187,898	522,262
Essentra PLC	167,226	857,531
Euromoney Institutional Investor PLC	44,908	737,157
FDM Group Holdings PLC	28,795	350,054
Fevertree Drinks PLC	14,422	483,580
Findel PLC (A)	18,987	45,299
Firstgroup PLC (A)	723,921	1,055,380
Forterra PLC (D)	79,527	291,746
Foxtons Group PLC (A)	83,664	60,325
Frontier Developments PLC (A)	1,571	21,836
Fuller Smith & Turner PLC, Class A	9,499	126,501
Future PLC	6,254	87,878
G4S PLC	660,153	1,743,934
Galliford Try PLC	41,061	323,914
Games Workshop Group PLC	15,510	874,352
Gamma Communications PLC	5,324	80,100
Gem Diamonds, Ltd. (A)	43,118	48,435
Genel Energy PLC	66,947	148,319
Genus PLC	3,023	101,432
Gocompare.Com Group PLC	109,854	115,475
Gooch & Housego PLC	1,549	26,730
Goodwin PLC	801	30,856
Grainger PLC	203,585	646,343
Greene King PLC	182,407	1,472,496
Greggs PLC	40,801	1,119,667
Gulf Keystone Petroleum, Ltd. (A)	118,524	342,289

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 77

	Shares	Value
United Kingdom (continued)
H&T Group PLC	64	$267
Halfords Group PLC	68,278	193,986
Hastings Group Holdings PLC (D)	124,620	283,325
Hays PLC	576,226	1,076,266
Headlam Group PLC	32,304	194,257
Helical PLC	52,047	238,800
Henry Boot PLC	21,120	65,457
Hill & Smith Holdings PLC	35,258	537,772
Hilton Food Group PLC	10,489	126,070
Hollywood Bowl Group PLC	14,180	41,170
HomeServe PLC	106,103	1,617,922
Horizon Discovery Group PLC (A)	36,629	77,603
Howden Joinery Group PLC	254,072	1,611,059
Hunting PLC	55,986	358,148
Huntsworth PLC	104,978	133,046
Hurricane Energy PLC (A)(B)	219,588	160,824
Ibstock PLC (D)	217,402	654,099
IG Group Holdings PLC	127,813	884,998
IGas Energy PLC (A)	10,408	7,724
IMI PLC	106,791	1,221,271
Inchcape PLC	188,796	1,395,690
Indivior PLC (A)	184,508	106,208
Inmarsat PLC	91,301	628,425
Intermediate Capital Group PLC	115,806	1,920,256
International Personal Finance PLC	87,190	175,065
iomart Group PLC	15,220	68,939
IP Group PLC (A)(B)	136,922	138,308
ITE Group PLC	356,588	353,783
ITM Power PLC (A)	46,106	19,896
J.D. Wetherspoon PLC	33,496	563,838
James Fisher & Sons PLC	18,699	462,129
James Halstead PLC	1,989	13,302
JD Sports Fashion PLC	111,051	865,315
John Laing Group PLC (D)	213,636	1,048,749
John Menzies PLC	26,768	157,829
John Wood Group PLC	149,521	736,901
Johnson Service Group PLC	53,472	107,936
Joules Group PLC	1,304	4,455
JPJ Group PLC (A)	29,307	259,134
Jupiter Fund Management PLC	182,381	847,313
Just Group PLC (A)	395,778	239,153
Kainos Group PLC	22,634	176,270
KAZ Minerals PLC	36,708	236,501
KCOM Group PLC	182,011	222,785
Keller Group PLC	21,661	190,636
Kier Group PLC	59,696	209,500
Kin & Carta PLC	79,983	106,635
Lancashire Holdings, Ltd.	99,728	884,926
Liontrust Asset Management PLC	3,594	30,281
Lookers PLC	168,184	181,973
Low & Bonar PLC	76,904	9,683
LSL Property Services PLC	25,300	73,981
Luceco PLC (D)	36,040	53,913
M&C Saatchi PLC	32	143

78 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Majestic Wine PLC	12,217	$40,658
Man Group PLC	625,026	1,155,958
Marshalls PLC	125,745	1,027,302
Marston’s PLC	357,940	484,010
McBride PLC (A)	60,511	65,555
McCarthy & Stone PLC (D)	257,861	423,486
McColl’s Retail Group PLC	6,093	6,396
Mears Group PLC	35,368	114,371
Meggitt PLC	205,498	1,270,729
Merlin Entertainments PLC (D)	302,310	1,444,221
Metro Bank PLC (A)(B)	2,940	25,385
Midwich Group PLC	92	718
Millennium & Copthorne Hotels PLC	52,187	322,711
Mitchells & Butlers PLC (A)	113,453	396,943
Mitie Group PLC	190,746	360,854
MJ Gleeson PLC	10,820	118,932
Moneysupermarket.com Group PLC	206,366	954,253
Morgan Advanced Materials PLC	135,442	423,776
Morgan Sindall Group PLC	18,314	298,237
Morses Club PLC	5,182	10,229
Mortgage Advice Bureau Holdings, Ltd.	1,509	10,985
Moss Bros Group PLC	9,995	2,676
Mothercare PLC (A)	122,205	33,829
Motorpoint group PLC	12,238	31,474
MWB Group Holdings PLC (A)(C)	15,166	935
N. Brown Group PLC	58,390	106,686
NAHL Group PLC	7,962	11,283
National Express Group PLC	197,935	993,445
NCC Group PLC	70,549	147,433
Next Fifteen Communications Group PLC	1,094	7,958
Nichols PLC	1,615	35,508
Non-Standard Finance PLC (D)	65,542	40,275
Norcros PLC	15,627	38,332
Northgate PLC	64,198	263,077
On the Beach Group PLC (D)	58,566	339,399
OneSavings Bank PLC	109,048	553,024
Oxford Instruments PLC	20,763	307,965
Pagegroup PLC	129,917	835,258
Pan African Resources PLC (A)	407,545	53,680
Pantheon Resources PLC (A)	88,778	23,697
Paragon Banking Group PLC	159,941	876,041
Park Group PLC	10,000	8,653
PayPoint PLC	33,213	457,375
Pendragon PLC	507,217	147,162
Pennon Group PLC	182,997	1,699,163
Petrofac, Ltd.	77,467	404,495
Pets at Home Group PLC	247,826	577,581
Phoenix Group Holdings PLC	128,444	1,086,696
Photo-Me International PLC	85,323	100,780
Polar Capital Holdings PLC	3,714	26,620
Polypipe Group PLC	106,302	577,181
Porvair PLC	10,112	68,793
Premier Foods PLC (A)	372,961	168,425
Premier Oil PLC (A)	241,696	239,056

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 79

	Shares	Value
United Kingdom (continued)
Provident Financial PLC	58,416	$333,678
PZ Cussons PLC	159,705	409,736
QinetiQ Group PLC	259,850	954,637
Quilter PLC (D)	801,170	1,340,496
R.E.A. Holdings PLC (A)	2,867	5,665
Rank Group PLC	66,857	128,476
Rathbone Brothers PLC	20,652	560,755
Reach PLC	122,730	120,269
Redde PLC	13,064	17,681
Redrow PLC	104,113	716,080
Renew Holdings PLC	2,962	16,056
Renewi PLC	216,355	91,639
Renishaw PLC	14,635	720,750
Renold PLC (A)	36,501	13,780
Revolution Bars Group PLC	9,512	8,229
Ricardo PLC	16,777	158,598
Rightmove PLC	146,469	1,069,259
River & Mercantile Group PLC	4,888	15,858
RM PLC	12,019	36,485
Robert Walters PLC	17,111	138,557
Rotork PLC	342,154	1,243,411
Royal Mail PLC	41,268	106,766
RPC Group PLC	122,530	1,222,029
RPS Group PLC	79,867	181,812
Saga PLC	725,716	390,075
Savannah Petroleum PLC (A)	164,277	41,576
Savills PLC	68,573	735,489
Scapa Group PLC	6,139	22,823
SDL PLC	28,039	194,127
Senior PLC	142,357	413,978
Serica Energy PLC (A)	9,652	15,927
Severfield PLC	89,306	81,676
SIG PLC	343,356	561,716
Sirius Minerals PLC (A)(B)	105,282	21,222
Smart Metering Systems PLC	38,985	242,909
Soco International PLC	103,615	86,219
Softcat PLC	47,479	544,670
Spectris PLC	48,323	1,515,196
Speedy Hire PLC	228,382	180,804
Spire Healthcare Group PLC (D)	46,370	71,694
Spirent Communications PLC	220,046	436,764
Sportech PLC (A)	21,102	7,666
Sports Direct International PLC (A)	71,214	258,345
SSP Group PLC	173,605	1,469,203
St. Modwen Properties PLC	93,796	514,694
Staffline Group PLC	1,063	3,558
Stagecoach Group PLC	224,326	353,987
SThree PLC	50,330	193,318
Stobart Group, Ltd.	92,179	138,636
Stock Spirits Group PLC	73,315	217,279
Stolt-Nielsen, Ltd.	12,346	139,848
STV Group PLC	8,759	40,471
Superdry PLC	13,239	77,319
Synthomer PLC	107,278	496,764

80 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
TalkTalk Telecom Group PLC (B)	255,184	$374,949
Tate & Lyle PLC	195,163	1,781,460
TClarke PLC	22,432	38,190
Ted Baker PLC	15,431	264,441
Telecom Plus PLC	27,371	511,290
Telit Communications PLC (A)(B)	27,359	53,294
The Go-Ahead Group PLC	20,112	473,567
The Gym Group PLC (D)	47,928	143,084
The Parkmead Group PLC (A)	14,125	11,207
The Restaurant Group PLC	152,701	252,225
The Vitec Group PLC	7,965	113,842
The Weir Group PLC	328	6,065
Thomas Cook Group PLC (A)(B)	415,078	90,735
Topps Tiles PLC	62,375	56,968
TORM PLC (A)	18,464	155,171
TP ICAP PLC	277,113	960,478
Travis Perkins PLC	108,778	1,689,973
Trifast PLC	23,116	69,126
TT Electronics PLC	56,789	179,975
Tullow Oil PLC	630,952	1,582,538
Tyman PLC	5,087	15,246
U & I Group PLC	64,085	125,518
Ultra Electronics Holdings PLC	37,689	739,021
Urban & Civic PLC	32,432	133,532
Vectura Group PLC (A)	397,912	398,461
Vertu Motors PLC	25,510	13,128
Vesuvius PLC	99,312	626,926
Victrex PLC	35,890	900,566
Volex PLC (A)	21,791	26,828
Volution Group PLC	18,773	40,173
Vp PLC	2,803	25,816
Watkin Jones PLC	30,606	83,024
WH Smith PLC	43,193	1,068,359
William Hill PLC	341,819	578,714
Wilmington PLC	8,311	21,641
Wincanton PLC	47,781	161,124
Xaar PLC	22,542	23,943
Zeal Network SE	3,827	83,423
United States 0.4%		3,322,525

Aeterna Zentaris, Inc. (A)	4,400	13,022
Alacer Gold Corp. (A)	165,039	496,973
Argonaut Gold, Inc. (A)	110,722	136,805
BNK Petroleum, Inc. (A)	33,500	5,453
Burford Capital, Ltd.	9,672	202,559
Cott Corp.	55,961	728,288
Cott Corp. (New York Stock Exchange)	3,270	42,575
Energy Fuels, Inc. (A)	20,569	55,547
Epsilon Energy, Ltd. (A)	9,600	38,400
Invesque, Inc.	13,800	96,600
Kingsway Financial Services, Inc. (A)	2,175	5,394
OneMarket, Ltd. (A)	22,960	12,644
PureTech Health PLC (A)	40,306	105,920
REC Silicon ASA (A)(B)	1,204,538	68,727

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 81

	Shares	Value
United States (continued)
Reliance Worldwide Corp., Ltd.	275,806	$699,622
Samsonite International SA (A)(D)	27,600	56,608
Sims Metal Management, Ltd.	76,679	502,510
Sundance Energy Australia, Ltd. (A)	220,758	54,878
Preferred securities 0.2%		$1,621,964
(Cost $1,517,279)
Germany 0.2%		1,621,964

Biotest AG	9,001	223,831
Draegerwerk AG & Company KGaA	3,510	189,265
FUCHS PETROLUB SE	553	21,596
Jungheinrich AG	19,726	555,252
Sixt SE	6,452	449,936
STO SE & Company KGaA	1,076	116,799
Villeroy & Boch AG	4,296	65,285
Rights 0.0%		$50,941
(Cost $25,969)
Freedom Foods Group, Ltd. (Expiration Date: 6-12-19; Strike Price: AUD 4.80) (A)	1,327	423
GE Capital Australia Funding Pty, Ltd. (Expiration Date: 12-31-49) (A)(C)(E)	51,329	19,098
NetEnt AB (Expiration Date: 6-17-19) (A)(E)	111,141	26,302
PolyMet Mining Corp. (Expiration Date: 6-27-19; Strike Price: CAD 0.53) (A)	20,250	1,199
Suzano Austria Gmbh (Expiration Date: 6-12-19; Strike Price: NZD 4.00) (A)	21,774	3,846
Theme International Holdings, Ltd. (Expiration Date: 6-5-19; Strike Price: HKD 0.10) (A)	285,000	73
Warrants 0.0%		$165
(Cost $0)
Anoto Group AB (Expiration Date: 4-30-21; Strike Price: SEK 4.00) (A)	2,373	125
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	40

	Yield (%)		Shares	Value
Securities lending collateral 5.2%				$38,574,674
(Cost $38,564,753)
John Hancock Collateral Trust (F)	2.3405	(G)	3,854,769	38,574,674
Total investments (Cost $771,033,298) 103.9%				$775,220,575
Other assets and liabilities, net (3.9%)				(29,030,476)
Total net assets 100.0%				$746,190,099

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
SEK	Swedish Krona

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $36,570,787.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-19.

82 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 5-31-19:

Industrials	24.8%
Consumer discretionary	15.0%
Financials	12.3%
Materials	10.0%
Information technology	8.1%
Consumer staples	5.6%
Communication services	5.3%
Health care	5.1%
Real estate	4.8%
Energy	4.2%
Utilities	3.5%
Short-term investments and other	1.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND 83

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	41	Long	Jun 2019	$3,923,139	$3,727,515	$(195,624)
						$(195,624)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

84 JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P. M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S.dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$52,137,741	$815,439	$51,302,016	$20,286
Austria	10,537,136	—	10,537,136	—
Belgium	12,287,816	—	12,287,816	—
Bermuda	1,199,918	—	1,199,918	—
Canada	62,259,158	61,504,269	754,011	878
China	710,789	—	710,789	—
Colombia	31,844	31,844	—	—
Denmark	15,541,072	—	15,541,072	—
Faeroe Islands	16,077	—	16,077	—
Finland	16,061,533	—	16,061,533	—
France	30,498,613	—	30,498,613	—
Gabon	53,721	—	53,721	—
Georgia	556,266	—	556,266	—
Germany	46,218,121	—	46,218,121	—
Gibraltar	128,160	—	128,160	—
Greece	83	—	—	83
Greenland	25,928	—	25,928	—
Guernsey, Channel Islands	66,837	—	66,837	—
Hong Kong	18,622,049	15,144	18,469,433	137,472
Ireland	4,221,930	—	4,218,343	3,587
Isle of Man	960,876	—	960,876	—
Israel	9,397,322	49,562	9,347,760	—
Italy	29,684,256	—	29,684,232	24
Japan	164,158,978	—	164,127,319	31,659

85

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Jersey, Channel Islands	1,004,390	—	1,004,390	—
Jordan	308,156	—	308,156	—
Liechtenstein	609,879	—	609,879	—
Luxembourg	2,533,788	—	2,533,788	—
Macau	168,227	—	168,227	—
Malaysia	674,597	—	674,597	—
Malta	586,477	—	586,477	—
Monaco	580,699	508,606	72,093	—
Mongolia	22,839	—	22,839	—
Netherlands	21,482,144	—	21,482,144	—
New Zealand	4,817,603	—	4,817,603	—
Norway	7,237,435	—	7,237,435	—
Peru	335,875	—	335,875	—
Philippines	10,680	—	10,680	—
Portugal	3,592,343	—	3,592,343	—
Russia	541,383	—	541,383	—
Singapore	7,839,331	—	7,673,077	166,254
South Africa	226,000	553	225,447	—
Spain	15,419,541	—	15,419,541	—
Sweden	26,324,635	—	26,324,635	—
Switzerland	37,062,165	—	37,062,165	—
Turkey	19,878	—	19,878	—
United Arab Emirates	$64,777	—	$64,777	—
United Kingdom	124,811,240	—	124,789,792	$21,448
United States	3,322,525	$1,619,057	1,703,468	—
Preferred securities	1,621,964	—	1,621,964	—
Rights	50,941	27,501	4,342	19,098
Warrants	165	165	—	—
Securities lending collateral	38,574,674	38,574,674	—	—
Total investments in securities	$775,220,575	$103,146,814	$671,672,972	$400,789
Derivatives:
Liabilities
Futures	$(195,624)	$(195,624)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2019, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock
Collateral Trust	3,189,168	7,704,844	(7,039,243)	3,854,769	—	—	($1,315)	$2,128	$38,574,674

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

86

More information

How to contact us
Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock International Small Company Fund.	424Q3 05/19 7/19